UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman

                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105

                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                     Date of fiscal year end: July 31, 2008

                    Date of reporting period: April 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

ENDEAVOR LARGE CAP FUND

SHARES       SECURITY NAME                                                                               VALUE
----------   ----------------------------------------------------                                    ------------
COMMON STOCKS: 96.72%
AEROSPACE, DEFENSE: 1.37%
     7,060   BE AEROSPACE INCORPORATED+                                                              $    284,942
                                                                                                     ------------
BIOPHARMACEUTICALS: 6.50%
     7,240   CELGENE CORPORATION+                                                                         449,894
     9,627   GILEAD SCIENCES INCORPORATED+                                                                498,294
     8,560   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR<<                                                 400,437
                                                                                                        1,348,625
                                                                                                     ------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
   DEALERS: 0.90%
     7,430   LOWE'S COMPANIES INCORPORATED                                                                187,162
                                                                                                     ------------
BUSINESS SERVICES: 8.93%
     7,310   ADOBE SYSTEMS INCORPORATED+                                                                  272,590
    15,464   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                          498,714
     1,149   GOOGLE INCORPORATED CLASS A+                                                                 659,859
     1,520   MASTERCARD INCORPORATED CLASS A<<                                                            422,803
                                                                                                        1,853,966
                                                                                                     ------------
CHEMICALS & ALLIED PRODUCTS: 1.46%
     3,320   PRAXAIR INCORPORATED                                                                         303,149
                                                                                                     ------------
COMMUNICATIONS: 7.93%
     5,760   AMERICA MOVIL SAB DE C.V. ADR SERIES L                                                       333,850
     6,990   AMERICAN TOWER CORPORATION CLASS A+                                                          303,506
    11,614   DIRECTV GROUP INCORPORATED+                                                                  286,169
     3,099   EQUINIX INCORPORATED+<<                                                                      280,212
     9,670   NII HOLDINGS INCORPORATED+                                                                   442,306
                                                                                                        1,646,043
                                                                                                     ------------
DEPOSITORY INSTITUTIONS: 2.37%
     3,980   JPMORGAN CHASE & COMPANY                                                                     189,647
     4,200   STATE STREET CORPORATION                                                                     302,988
                                                                                                          492,635
                                                                                                     ------------
E-COMMERCE/SERVICES: 3.37%
     5,130   AMAZON.COM INCORPORATED+                                                                     403,372
     2,320   PRICELINE.COM INCORPORATED+<<                                                                296,125
                                                                                                          699,497
                                                                                                     ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 7.61%
     5,900   BROADCOM CORPORATION CLASS A+                                                                153,164
    16,120   CISCO SYSTEMS INCORPORATED+                                                                  413,317
     1,509   FIRST SOLAR INCORPORATED+                                                                    440,613
     4,120   MEMC ELECTRONIC MATERIALS INCORPORATED+                                                      259,436
    15,191   NVIDIA CORPORATION+                                                                          312,175
                                                                                                        1,578,705
                                                                                                     ------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.91%
     6,580   KBR INCORPORATED                                                                             189,767
                                                                                                     ------------
FOOD & KINDRED PRODUCTS: 1.63%
     7,670   ARCHER DANIELS MIDLAND COMPANY                                                               337,940
                                                                                                     ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

ENDEAVOR LARGE CAP FUND

SHARES       SECURITY NAME                                                                               VALUE
----------   ----------------------------------------------------                                    ------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
   CONTRACTS: 1.36%
     5,267   MCDERMOTT INTERNATIONAL INCORPORATED+                                                   $    282,206
                                                                                                     ------------
HOLDING & OTHER INVESTMENT OFFICES: 0.44%
     1,380   EXTERRAN HOLDINGS INCORPORATED+                                                               92,170
                                                                                                     ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 13.14%
     4,236   APPLE INCORPORATED+                                                                          736,852
    11,520   APPLIED MATERIALS INCORPORATED                                                               214,963
     6,150   CUMMINS INCORPORATED                                                                         385,298
     1,710   DEERE & COMPANY                                                                              143,760
     3,780   GAMESTOP CORPORATION CLASS A+                                                                208,051
    10,610   HEWLETT-PACKARD COMPANY                                                                      491,774
     4,500   RESEARCH IN MOTION LIMITED+                                                                  547,335
                                                                                                        2,728,033
                                                                                                     ------------
INSURANCE CARRIERS: 1.82%
     6,210   METLIFE INCORPORATED<<                                                                       377,879
                                                                                                     ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS: 3.67%
     2,222   C.R. BARD INCORPORATED                                                                       209,246
     9,540   THERMO FISHER SCIENTIFIC INCORPORATED+                                                       552,080
                                                                                                          761,326
                                                                                                     ------------
MEDICAL PRODUCTS: 0.62%
     2,298   ALLERGAN INCORPORATED                                                                        129,538
                                                                                                     ------------
METAL MINING: 2.54%
     1,370   CLEVELAND CLIFFS INCORPORATED                                                                219,748
     2,700   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                          307,125
                                                                                                          526,873
                                                                                                     ------------
MISCELLANEOUS RETAIL: 5.06%
     3,340   COSTCO WHOLESALE CORPORATION                                                                 237,975
    20,120   CVS CAREMARK CORPORATION                                                                     812,244
                                                                                                        1,050,219
                                                                                                     ------------
OIL & GAS EXTRACTION: 8.41%
     7,960   CHESAPEAKE ENERGY CORPORATION                                                                411,532
     3,000   SCHLUMBERGER LIMITED                                                                         301,650
     4,766   TRANSOCEAN INCORPORATED+                                                                     702,794
     4,080   WEATHERFORD INTERNATIONAL LIMITED+                                                           329,134
                                                                                                        1,745,110
                                                                                                     ------------
PIPELINES: 1.96%
    11,460   THE WILLIAMS COMPANIES INCORPORATED                                                          406,830
                                                                                                     ------------
PRIMARY METAL INDUSTRIES: 3.00%
     4,600   ARCELOR MITTAL<<                                                                             409,814
     1,810   PRECISION CASTPARTS CORPORATION                                                              212,784
                                                                                                          622,598
                                                                                                     ------------
RAILROAD TRANSPORTATION: 1.03%
     1,475   UNION PACIFIC CORPORATION                                                                    214,155
                                                                                                     ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

ENDEAVOR LARGE CAP FUND

SHARES       SECURITY NAME                                                                               VALUE
----------   ----------------------------------------------------                                    ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.75%
       810   GOLDMAN SACHS GROUP INCORPORATED                                                        $    155,010
                                                                                                     ------------
SOCIAL SERVICES: 2.28%
    15,460   ABB LIMITED ADR                                                                              474,158
                                                                                                     ------------
TRANSPORTATION EQUIPMENT: 7.66%
     2,980   BOEING COMPANY                                                                               252,883
     3,697   GENERAL DYNAMICS CORPORATION                                                                 334,283
     4,170   GOODRICH CORPORATION                                                                         284,186
     5,840   TEXTRON INCORPORATED                                                                         356,298
     5,010   UNITED TECHNOLOGIES CORPORATION                                                              363,075
                                                                                                        1,590,725
                                                                                                     ------------
TOTAL COMMON STOCKS (COST $19,722,440)                                                                 20,079,261
                                                                                                     ------------
COLLATERAL FOR SECURITIES LENDING: 25.21%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.48%
    44,191   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS
             PORTFOLIO                                                                                     44,191
    54,040   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                     54,040
   114,511   DAILY ASSETS FUND INSTITUTIONAL                                                              114,511
    95,001   DREYFUS CASH MANAGEMENT FUND                                                                  95,001
                                                                                                          307,743
                                                                                                     ------------

                                                                                            INTEREST    MATURITY
PRINCIPAL                                                                                     RATE        DATE
----------                                                                                  --------   ----------
COLLATERAL INVESTED IN OTHER ASSETS: 23.73%
  $ 51,047   ALPINE SECURITIZATION CORPORATION++                                                2.78%  05/07/2008        51,023
    17,584   AMSTEL FUNDING CORPORATION                                                         2.93   05/20/2008        17,556
    55,186   AMSTEL FUNDING CORPORATION++                                                       3.05   05/22/2008        55,088
    41,389   AMSTERDAM FUNDING CORPORATION++                                                    2.85   05/05/2008        41,376
    32,698   APRECO LLC++                                                                       2.94   05/28/2008        32,626
   115,752   ASPEN FUNDING CORPORATION++                                                        3.05   05/01/2008       115,752
    27,593   ATLANTIC ASSET SECURITIZATION CORPORATION                                          2.87   05/13/2008        27,567
    34,491   BANCO SANTANDER TOTTA LOAN+++/-                                                    2.73   10/15/2008        34,460
   105,292   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $105,299)                                           2.47   05/01/2008       105,292
    94,413   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $94,418)                                            2.00   05/01/2008        94,413
    34,491   BANK OF IRELAND+++/-                                                               3.06   10/14/2008        34,473
    55,186   BANK OF SCOTLAND PLC                                                               2.80   05/29/2008        55,066
   370,343   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $370,364)                                                          2.00   05/01/2008       370,343
    27,593   BRYANT BANK FUNDING LLC++                                                          2.89   05/27/2008        27,536
    28,345   CANCARA ASSET SECURITIZATION LIMITED++                                             2.96   05/28/2008        28,282
    27,593   CHARIOT FUNDING LLC++                                                              2.70   05/14/2008        27,566
    27,593   CHARIOT FUNDING LLC++                                                              2.76   05/29/2008        27,534
    73,182   CHEYNE FINANCE LLC+++/-/\/\(A)(I)                                                  6.40   02/25/2008        52,691
    56,283   CHEYNE FINANCE LLC+++/-/\/\(A)(I)                                                  6.48   05/19/2008        40,524
    17,584   CIESCO LLC++                                                                       2.90   05/21/2008        17,557
    40,700   CITIBANK OMNI MASTER TRUST++                                                       3.16   05/30/2008        40,596
   138,103   CLIPPER RECEIVABLES CORPORATION                                                    3.02   05/01/2008       138,103
   103,473   CULLINAN FINANCE CORPORATION+++/-                                                  2.51   08/04/2008       103,242
   370,343   DEUTSCHE BANK REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $370,364)                                           2.00   05/01/2008       370,343
    55,186   ERASMUS CAPITAL CORPORATION++                                                      2.96   05/22/2008        55,091
    96,851   FAIRWAY FINANCE CORPORATION++                                                      2.90   05/05/2008        96,820
    27,593   FALCON ASSET SECURITIZATION CORPORATION++                                          2.71   05/12/2008        27,570
    27,593   FALCON ASSET SECURITIZATION CORPORATION++                                          2.76   05/28/2008        27,536
   137,965   FIVE FINANCE INCORPORATED+++/-                                                     2.66   07/09/2008       137,454

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

ENDEAVOR LARGE CAP FUND

                                                                                            INTEREST    MATURITY
PRINCIPAL    SECURITY NAME                                                                    RATE        DATE         VALUE
----------   -------------------------------------------------------------------            --------   ----------   -----------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
  $110,372   GALLEON CAPITAL LLC++                                                              2.90%  05/21/2008   $   110,194
   114,373   GEMINI SECURITIZATION INCORPORATED++                                               2.90   05/06/2008       114,327
   137,965   GRAMPIAN FUNDING LIMITED++                                                         2.84   05/19/2008       137,769
    89,677   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                                      2.79   10/16/2008        89,677
    62,084   JUPITER SECURITIZATION CORPORATION++                                               2.71   05/09/2008        62,047
    99,533   KITTY HAWK FUNDING CORPORATION++                                                   2.80   05/06/2008        99,494
    68,982   LIBERTY STREET FUNDING CORPORATION++                                               2.95   05/01/2008        68,982
    68,982   LINKS FINANCE LLC+++/-                                                             2.52   08/15/2008        68,623
   110,372   MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $110,379)                                        2.40   05/01/2008       110,372
    29,032   MONT BLANC CAPITAL CORPORATION++                                                   2.80   05/16/2008        28,998
    27,593   MONT BLANC CAPITAL CORPORATION++                                                   2.96   05/27/2008        27,535
     6,381   MORGAN STANLEY+/-                                                                  2.84   10/15/2008         6,376
   126,238   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $126,246)                                                       2.41   05/01/2008       126,238
    62,546   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $62,549)                                                        2.00   05/01/2008        62,546
    55,186   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                          2.90   05/16/2008        55,120
    68,982   NORTHERN ROCK PLC+++/-                                                             2.79   10/03/2008        68,614
    63,464   OLD LINE FUNDING CORPORATION++                                                     2.80   05/02/2008        63,459
    40,222   PARK AVENUE RECEIVABLES CORPORATION++                                              2.76   05/30/2008        40,133
    65,878   PICAROS FUNDING LLC++                                                              2.60   05/06/2008        65,854
    27,593   PRUDENTIAL PLC++                                                                   2.88   05/28/2008        27,534
   110,372   RANGER FUNDING CORPORATION++                                                       2.90   05/02/2008       110,363
    56,359   REGENCY MARKETS #1 LLC++                                                           2.97   05/20/2008        56,270
    55,186   SCALDIS CAPITAL LIMITED++                                                          2.99   05/23/2008        55,085
    19,315   SHEFFIELD RECEIVABLES CORPORATION++                                                2.72   05/07/2008        19,306
    34,491   SHEFFIELD RECEIVABLES CORPORATION++                                                2.85   05/21/2008        34,437
    27,593   SLM CORPORATION+++/-                                                               2.73   05/12/2008        27,579
   143,483   SOLITAIRE FUNDING LLC++                                                            2.82   05/06/2008       143,427
    42,769   STANFIELD VICTORIA FUNDING LLC+++/-/\/\(A)(I)                                      5.27   04/03/2008        38,133
    68,982   STANFIELD VICTORIA FUNDING LLC+++/-/\/\(A)(I)                                      5.47   02/15/2008        61,505
    27,593   SWEDBANK MORTGAGE AB                                                               2.95   05/27/2008        27,534
    48,288   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                               2.85   05/09/2008        48,257
    62,909   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                                 3.00   05/15/2008        62,836
    34,491   TULIP FUNDING CORPORATION++                                                        2.88   05/30/2008        34,411
   206,947   UBS FINANCE (DELAWARE) LLC                                                         2.76   05/08/2008       206,836
    34,491   UNICREDITO ITALIANO BANK (IRELAND)+++/-                                            2.74   10/14/2008        34,470
    34,491   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                                 2.76   10/08/2008        34,473
    59,325   VICTORIA FINANCE LLC+++/-/\/\(A)(I)                                                2.60   07/28/2008        52,894
    34,491   VICTORIA FINANCE LLC+++/-/\/\(A)(I)                                                2.84   08/07/2008        30,752
    68,982   WHITE PINE FINANCE LLC+++/-/\/\(A)(I)                                              5.43   02/22/2008        63,257
    96,575   WINDMILL FUNDING CORPORATION++                                                     2.88   05/05/2008        96,540
                                                                                                                      4,925,737
                                                                                                                    -----------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $5,275,797)                                                             5,233,480
                                                                                                                    -----------
TOTAL INVESTMENTS IN SECURITIES
(COST $24,998,237)*                                                                121.93%                          $25,312,741
OTHER ASSETS AND LIABILITIES, NET                                                  (21.93)                           (4,553,056)
                                                                                   ------                           -----------
TOTAL NET ASSETS                                                                   100.00%                          $20,759,685
                                                                                   ------                           -----------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

/\/\ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

ENDEAVOR LARGE CAP FUND

(I)  ILLIQUID SECURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

ENDEAVOR SELECT FUND

SHARES        SECURITY NAME                                                                                              VALUE
-----------   ----------------------------------------------------------------------                                --------------
COMMON STOCKS: 95.87%
BIOPHARMACEUTICALS: 4.96%
  1,047,944   GILEAD SCIENCES INCORPORATED+                                                                         $   54,241,581
    822,600   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR<<                                                              38,481,228
                                                                                                                        92,722,809
                                                                                                                    --------------
BUSINESS SERVICES: 10.24%
  1,015,900   ADOBE SYSTEMS INCORPORATED+<<                                                                             37,882,911
  1,372,948   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+<<                                                     44,277,573
    111,582   GOOGLE INCORPORATED CLASS A+                                                                              64,080,427
    162,700   MASTERCARD INCORPORATED CLASS A<<                                                                         45,256,632
                                                                                                                       191,497,543
                                                                                                                    --------------
COMMUNICATIONS: 11.08%
  1,471,400   AMERICAN TOWER CORPORATION CLASS A+                                                                       63,888,188
  1,684,643   DIRECTV GROUP INCORPORATED+                                                                               41,509,604
    335,463   EQUINIX INCORPORATED+<<                                                                                   30,332,564
  1,561,372   NII HOLDINGS INCORPORATED+                                                                                71,417,155
                                                                                                                       207,147,511
                                                                                                                    --------------
DEPOSITORY INSTITUTIONS: 1.98%
    514,300   STATE STREET CORPORATION                                                                                  37,101,602
                                                                                                                    --------------
E-COMMERCE/SERVICES: 2.32%
    551,493   AMAZON.COM INCORPORATED+<<                                                                                43,363,895
                                                                                                                    --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 5.71%
  1,435,300   CISCO SYSTEMS INCORPORATED+                                                                               36,801,092
    141,267   FIRST SOLAR INCORPORATED                                                                                  41,248,551
  1,398,086   NVIDIA CORPORATION+                                                                                       28,730,667
                                                                                                                       106,780,310
                                                                                                                    --------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 1.92%
    671,206   MCDERMOTT INTERNATIONAL INCORPORATED+                                                                     35,963,217
                                                                                                                    --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 12.45%
    425,549   APPLE INCORPORATED+                                                                                       74,024,249
  1,401,200   APPLIED MATERIALS INCORPORATED                                                                            26,146,392
    247,700   DEERE & COMPANY<<                                                                                         20,824,139
  1,234,200   HEWLETT-PACKARD COMPANY                                                                                   57,205,170
    448,500   RESEARCH IN MOTION LIMITED+                                                                               54,551,055
                                                                                                                       232,751,005
                                                                                                                    --------------
INSURANCE CARRIERS: 2.13%
    655,000   METLIFE INCORPORATED<<                                                                                    39,856,750
                                                                                                                    --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS: 3.51%
  1,134,800   THERMO FISHER SCIENTIFIC INCORPORATED+                                                                    65,670,876
                                                                                                                    --------------
METAL MINING: 1.97%
    323,200   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<                                                     36,764,000
                                                                                                                    --------------
MISCELLANEOUS RETAIL: 6.56%
    346,000   COSTCO WHOLESALE CORPORATION                                                                              24,652,500

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

ENDEAVOR SELECT FUND

SHARES        SECURITY NAME                                                                                              VALUE
-----------   ----------------------------------------------------------------------                                --------------
MISCELLANEOUS RETAIL (continued)
  2,426,500   CVS CAREMARK CORPORATION                                                                              $   97,957,805
                                                                                                                       122,610,305
                                                                                                                    --------------
OIL & GAS EXTRACTION: 11.23%
    938,100   CHESAPEAKE ENERGY CORPORATION<<                                                                           48,499,770
    272,700   SCHLUMBERGER LIMITED                                                                                      27,419,985
    586,184   TRANSOCEAN INCORPORATED+<<                                                                                86,438,693
    590,110   WEATHERFORD INTERNATIONAL LIMITED+                                                                        47,604,174
                                                                                                                       209,962,622
                                                                                                                    --------------
PIPELINES: 2.45%
  1,289,100   THE WILLIAMS COMPANIES INCORPORATED                                                                       45,763,050
                                                                                                                    --------------
PRIMARY METAL INDUSTRIES: 2.99%
    628,500   ARCELOR MITTAL<<                                                                                          55,993,065
                                                                                                                    --------------
RAILROAD TRANSPORTATION: 1.56%
    200,964   UNION PACIFIC CORPORATION                                                                                 29,177,963
                                                                                                                    --------------
SOCIAL SERVICES: 2.81%
  1,713,300   ABB LIMITED ADR                                                                                           52,546,911
                                                                                                                    --------------
TRANSPORTATION EQUIPMENT: 10.00%
    461,300   BOEING COMPANY                                                                                            39,145,918
    563,702   GENERAL DYNAMICS CORPORATION                                                                              50,969,935
    804,100   TEXTRON INCORPORATED                                                                                      49,058,141
    659,200   UNITED TECHNOLOGIES CORPORATION                                                                           47,772,223
                                                                                                                       186,946,217
                                                                                                                    --------------
TOTAL COMMON STOCKS (COST $1,568,263,812)                                                                            1,792,619,651
                                                                                                                    --------------
COLLATERAL FOR SECURITIES LENDING: 14.89%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.87%
  2,351,153   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                2,351,153
  2,875,191   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                                  2,875,191
  6,092,532   DAILY ASSETS FUND INSTITUTIONAL                                                                            6,092,532
  5,054,507   DREYFUS CASH MANAGEMENT FUND                                                                               5,054,507
                                                                                                                        16,373,383
                                                                                                                    --------------

                                                                                              INTEREST   MATURITY
PRINCIPAL                                                                                       RATE       DATE
-----------                                                                                   --------  ----------
COLLATERAL INVESTED IN OTHER ASSETS: 14.02%
$ 2,715,948   ALPINE SECURITIZATION CORPORATION++                                                 2.78% 05/07/2008       2,714,690
    935,534   AMSTEL FUNDING CORPORATION                                                          2.93  05/20/2008         934,087
  2,936,160   AMSTEL FUNDING CORPORATION++                                                        3.05  05/22/2008       2,930,953
  2,202,120   AMSTERDAM FUNDING CORPORATION++                                                     2.85  05/05/2008       2,201,423
  1,739,675   APRECO LLC++                                                                        2.94  05/28/2008       1,735,874
  6,158,596   ASPEN FUNDING CORPORATION++                                                         3.05  05/01/2008       6,158,596
  1,468,080   ATLANTIC ASSET SECURITIZATION CORPORATION                                           2.87  05/13/2008       1,466,676
  1,835,100   BANCO SANTANDER TOTTA LOAN+++/-                                                     2.73  10/15/2008       1,833,454
  5,602,047   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 (MATURITY VALUE $5,602,431)                                                      2.47  05/01/2008       5,602,047
  5,023,256   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 (MATURITY VALUE $5,023,535)                                                      2.00  05/01/2008       5,023,256
  1,835,100   BANK OF IRELAND+++/-                                                                3.06  10/14/2008       1,834,146
  2,936,160   BANK OF SCOTLAND PLC                                                                2.80  05/29/2008       2,929,789

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

ENDEAVOR SELECT FUND

                                                                                              MATURITY    NTEREST
PRINCIPAL     SECURITY NAME                                                                     DATE       RATE          VALUE
-----------   ----------------------------------------------------------------------          --------  ----------  --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$19,704,057   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                 VALUE $19,705,152)                                                               2.00% 05/01/2008  $   19,704,057
  1,468,080   BRYANT BANK FUNDING LLC++                                                           2.89  05/27/2008       1,465,026
  1,508,085   CANCARA ASSET SECURITIZATION LIMITED++                                              2.96  05/28/2008       1,504,749
  1,468,080   CHARIOT FUNDING LLC++                                                               2.70  05/14/2008       1,466,649
  1,468,080   CHARIOT FUNDING LLC++                                                               2.76  05/29/2008       1,464,940
  3,893,646   CHEYNE FINANCE LLC+++/-/\/\(A)(I)                                                   6.40  02/25/2008       2,803,425
  2,994,527   CHEYNE FINANCE LLC+++/-/\/\(A)(I)                                                   6.48  05/19/2008       2,156,059
    935,534   CIESCO LLC++                                                                        2.90  05/21/2008         934,105
  2,165,418   CITIBANK OMNI MASTER TRUST++                                                        3.16  05/30/2008       2,159,923
  7,347,741   CLIPPER RECEIVABLES CORPORATION                                                     3.02  05/01/2008       7,347,741
  5,505,300   CULLINAN FINANCE CORPORATION+++/-                                                   2.51  08/04/2008       5,492,974
 19,704,057   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 (MATURITY VALUE $19,705,152)                                                     2.00  05/01/2008      19,704,057
  2,936,160   ERASMUS CAPITAL CORPORATION++                                                       2.96  05/22/2008       2,931,107
  5,152,961   FAIRWAY FINANCE CORPORATION++                                                       2.90  05/05/2008       5,151,301
  1,468,080   FALCON ASSET SECURITIZATION CORPORATION++                                           2.71  05/12/2008       1,466,864
  1,468,080   FALCON ASSET SECURITIZATION CORPORATION++                                           2.76  05/28/2008       1,465,052
  7,340,400   FIVE FINANCE INCORPORATED+++/-                                                      2.66  07/09/2008       7,313,219
  5,872,320   GALLEON CAPITAL LLC++                                                               2.90  05/21/2008       5,862,859
  6,085,192   GEMINI SECURITIZATION INCORPORATED++                                                2.90  05/06/2008       6,082,741
  7,340,400   GRAMPIAN FUNDING LIMITED++                                                          2.84  05/19/2008       7,329,977
  4,771,260   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                                       2.79  10/16/2008       4,771,260
  3,303,180   JUPITER SECURITIZATION CORPORATION++                                                2.71  05/09/2008       3,301,191
  5,295,658   KITTY HAWK FUNDING CORPORATION++                                                    2.80  05/06/2008       5,293,599
  3,670,200   LIBERTY STREET FUNDING CORPORATION++                                                2.95  05/01/2008       3,670,200
  3,670,200   LINKS FINANCE LLC+++/-                                                              2.52  08/15/2008       3,651,089
  5,872,320   MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                 102% COLLATERALIZED (MATURITY VALUE $5,872,711)                                  2.40  05/01/2008       5,872,320
  1,544,640   MONT BLANC CAPITAL CORPORATION++                                                    2.80  05/16/2008       1,542,838
  1,468,080   MONT BLANC CAPITAL CORPORATION++                                                    2.96  05/27/2008       1,465,005
    339,494   MORGAN STANLEY+/-                                                                   2.84  10/15/2008         339,223
  6,716,466   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 (MATURITY VALUE $6,716,916)                                                      2.41  05/01/2008       6,716,466
  3,327,770   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 (MATURITY VALUE $3,327,955)                                                      2.00  05/01/2008       3,327,770
  2,936,160   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                           2.90  05/16/2008       2,932,643
  3,670,200   NORTHERN ROCK PLC+++/-                                                              2.79  10/03/2008       3,650,594
  3,376,584   OLD LINE FUNDING CORPORATION++                                                      2.80  05/02/2008       3,376,321
  2,140,020   PARK AVENUE RECEIVABLES CORPORATION++                                               2.76  05/30/2008       2,135,280
  3,505,041   PICAROS FUNDING LLC++                                                               2.60  05/06/2008       3,503,775
  1,468,080   PRUDENTIAL PLC++                                                                    2.88  05/28/2008       1,464,920
  5,872,320   RANGER FUNDING CORPORATION++                                                        2.90  05/02/2008       5,871,847
  2,998,553   REGENCY MARKETS #1 LLC++                                                            2.97  05/20/2008       2,993,853
  2,936,160   SCALDIS CAPITAL LIMITED++                                                           2.99  05/23/2008       2,930,813
  1,027,656   SHEFFIELD RECEIVABLES CORPORATION++                                                 2.72  05/07/2008       1,027,190
  1,835,100   SHEFFIELD RECEIVABLES CORPORATION++                                                 2.85  05/21/2008       1,832,194
  1,468,080   SLM CORPORATION+++/-                                                                2.73  05/12/2008       1,467,324
  7,634,016   SOLITAIRE FUNDING LLC++                                                             2.82  05/06/2008       7,631,026
  2,275,524   STANFIELD VICTORIA FUNDING LLC+++/-/\/\(A)(I)                                       5.27  04/03/2008       2,028,857
  3,670,200   STANFIELD VICTORIA FUNDING LLC+++/-/\/\(A)(I)                                       5.47  02/15/2008       3,272,350
  1,468,080   SWEDBANK MORTGAGE AB                                                                2.95  05/27/2008       1,464,963
  2,569,140   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                                2.85  05/09/2008       2,567,513
  3,347,076   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                                  3.00  05/15/2008       3,343,171
  1,835,100   TULIP FUNDING CORPORATION++                                                         2.88  05/30/2008       1,830,857
 11,010,600   UBS FINANCE (DELAWARE) LLC                                                          2.76  05/08/2008      11,004,702
  1,835,100   UNICREDITO ITALIANO BANK (IRELAND)+++/-                                             2.74  10/14/2008       1,833,962
  1,835,100   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                                  2.76  10/08/2008       1,834,120
  3,156,372   VICTORIA FINANCE LLC+++/-/\/\(A)(I)                                                 2.60  07/28/2008       2,814,221
  1,835,100   VICTORIA FINANCE LLC+++/-/\/\(A)(I)                                                 2.84  08/07/2008       1,636,175
  3,670,200   WHITE PINE FINANCE LLC+++/-/\/\(A)(I)                                               5.43  02/22/2008       3,365,574

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

ENDEAVOR SELECT FUND

                                                                                              MATURITY    NTEREST
PRINCIPAL     SECURITY NAME                                                                     DATE       RATE          VALUE
-----------   ----------------------------------------------------------------------          --------  ----------  --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$ 5,138,280   WINDMILL FUNDING CORPORATION++                                                      2.88% 05/05/2008  $    5,136,637
                                                                                                                       262,073,659
                                                                                                                    --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $281,447,247)                                                            278,447,042
                                                                                                                    --------------

SHARES
-----------
SHORT-TERM INVESTMENTS: 4.14%
 77,303,275  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                                77,303,275
                                                                                                                    --------------
TOTAL SHORT-TERM INVESTMENTS (COST $77,303,275)                                                                         77,303,275
                                                                                                                    --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,927,014,334)*                                                                114.90%                       $2,148,369,968
OTHER ASSETS AND LIABILITIES, NET                                                     (14.90)                         (278,608,792)
                                                                                      ------                        --------------
TOTAL NET ASSETS                                                                      100.00%                       $1,869,761,176
                                                                                      ------                        --------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

/\/\ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $77,303,275.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

EQUITY INDEX FUND

SHARES       SECURITY NAME                                                                               VALUE
----------   ----------------------------------------------------                                    ------------
COMMON STOCKS: 98.85%
AMUSEMENT & RECREATION SERVICES: 0.09%
     8,244   INTERNATIONAL GAME TECHNOLOGY                                                           $    286,397
                                                                                                     ------------
APPAREL & ACCESSORY STORES: 0.35%
     2,270   ABERCROMBIE & FITCH COMPANY CLASS A<<                                                        168,684
    11,985   GAP INCORPORATED                                                                             223,161
     8,267   KOHL'S CORPORATION<<+                                                                        403,843
     8,190   LIMITED BRANDS INCORPORATED                                                                  151,679
     4,718   NORDSTROM INCORPORATED                                                                       166,357
                                                                                                        1,113,724
                                                                                                     ------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
   MATERIALS: 0.11%
     2,281   JONES APPAREL GROUP INCORPORATED                                                              36,108
     2,622   LIZ CLAIBORNE INCORPORATED                                                                    46,383
     1,552   POLO RALPH LAUREN CORPORATION                                                                 96,255
     2,311   VF CORPORATION                                                                               171,892
                                                                                                          350,638
                                                                                                     ------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.06%
     3,558   AUTONATION INCORPORATED<<+                                                                    56,964
     1,133   AUTOZONE INCORPORATED+                                                                       136,810
                                                                                                          193,774
                                                                                                     ------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.03%
     1,530   RYDER SYSTEM INCORPORATED                                                                    104,759
                                                                                                     ------------
BIOPHARMACEUTICALS: 0.77%
    11,467   CELGENE CORPORATION+                                                                         712,559
     7,053   GENZYME CORPORATION+                                                                         496,179
    24,482   GILEAD SCIENCES INCORPORATED+                                                              1,267,188
                                                                                                        2,475,926
                                                                                                     ------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
   BUILDERS: 0.11%
     3,225   CENTEX CORPORATION<<                                                                          67,145
     7,222   D.R. HORTON INCORPORATED                                                                     111,869
     2,029   KB HOME                                                                                       45,653
     3,666   LENNAR CORPORATION CLASS A                                                                    67,528
     5,633   PULTE HOMES INCORPORATED<<                                                                    73,454
                                                                                                          365,649
                                                                                                     ------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
   DEALERS: 0.75%
    44,480   HOME DEPOT INCORPORATED<<                                                                  1,281,024
    38,549   LOWE'S COMPANIES INCORPORATED                                                                971,049
     2,686   SHERWIN-WILLIAMS COMPANY<<                                                                   148,590
                                                                                                        2,400,663
                                                                                                     ------------
BUSINESS SERVICES: 6.25%
    14,017   ADOBE SYSTEMS INCORPORATED+                                                                  522,694
     2,529   AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                           133,961
     4,405   AKAMAI TECHNOLOGIES INCORPORATED<<+                                                          157,567
     6,085   AUTODESK INCORPORATED+                                                                       231,230
    13,778   AUTOMATIC DATA PROCESSING INCORPORATED                                                       608,988
     5,063   BMC SOFTWARE INCORPORATED<<+                                                                 175,990
    10,283   CA INCORPORATED                                                                              227,666

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

EQUITY INDEX FUND

SHARES       SECURITY NAME                                                                               VALUE
----------   ----------------------------------------------------                                    ------------
BUSINESS SERVICES (continued)
     4,883   CITRIX SYSTEMS INCORPORATED+                                                            $    159,918
     7,599   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                          245,068
     4,312   COMPUTER SCIENCES CORPORATION+                                                               187,960
     7,227   COMPUWARE CORPORATION+                                                                        54,492
     3,340   CONVERGYS CORPORATION+                                                                        52,505
    29,400   EBAY INCORPORATED+                                                                           919,926
     8,349   ELECTRONIC ARTS INCORPORATED+                                                                429,723
    13,424   ELECTRONIC DATA SYSTEMS CORPORATION                                                          249,149
     3,417   EQUIFAX INCORPORATED                                                                         130,769
     4,510   FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                          162,631
     4,333   FISERV INCORPORATED+                                                                         219,033
     6,112   GOOGLE INCORPORATED CLASS A+                                                               3,510,060
     4,832   IMS HEALTH INCORPORATED                                                                      119,592
    12,418   INTERPUBLIC GROUP OF COMPANIES INCORPORATED<<+                                               112,383
     8,637   INTUIT INCORPORATED<<+                                                                       232,940
    13,799   JUNIPER NETWORKS INCORPORATED<<+                                                             381,128
   210,960   MICROSOFT CORPORATION                                                                      6,016,579
     3,308   MONSTER WORLDWIDE INCORPORATED+                                                               80,484
     9,280   NOVELL INCORPORATED+                                                                          58,278
     8,450   OMNICOM GROUP INCORPORATED                                                                   403,403
   104,246   ORACLE CORPORATION+                                                                        2,173,529
     4,186   ROBERT HALF INTERNATIONAL INCORPORATED                                                        99,208
    20,895   SUN MICROSYSTEMS INCORPORATED+                                                               327,220
    22,309   SYMANTEC CORPORATION<<+                                                                      384,161
     5,241   TOTAL SYSTEM SERVICES INCORPORATED                                                           124,736
     9,314   UNISYS CORPORATION<<+                                                                         38,746
     5,624   VERISIGN INCORPORATED+                                                                       202,745
    35,243   YAHOO! INCORPORATED+                                                                         966,011
                                                                                                       20,100,473
                                                                                                     ------------
CHEMICALS & ALLIED PRODUCTS: 9.77%
    40,740   ABBOTT LABORATORIES                                                                        2,149,035
     5,652   AIR PRODUCTS & CHEMICALS INCORPORATED                                                        556,326
    28,666   AMGEN INCORPORATED+                                                                        1,200,245
     2,806   AVERY DENNISON CORPORATION                                                                   135,221
    11,248   AVON PRODUCTS INCORPORATED                                                                   438,897
     2,844   BARR PHARMACEUTICALS INCORPORATED+                                                           142,854
     7,847   BIOGEN IDEC INCORPORATED+                                                                    476,234
    52,170   BRISTOL-MYERS SQUIBB COMPANY                                                               1,146,175
     3,659   CLOROX COMPANY                                                                               193,927
    13,437   COLGATE-PALMOLIVE COMPANY                                                                    949,996
    24,765   DOW CHEMICAL COMPANY                                                                         994,315
    23,704   E.I. DU PONT DE NEMOURS & COMPANY                                                          1,159,363
     2,102   EASTMAN CHEMICAL COMPANY                                                                     154,497
     4,625   ECOLAB INCORPORATED                                                                          212,565
    26,071   ELI LILLY & COMPANY                                                                        1,255,058
     3,007   ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                  137,149
     8,206   FOREST LABORATORIES INCORPORATED+                                                            284,830
     4,182   HOSPIRA INCORPORATED+                                                                        172,089
     2,135   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                               97,377
    74,658   JOHNSON & JOHNSON                                                                          5,008,805
     6,485   KING PHARMACEUTICALS INCORPORATED+                                                            60,894
    14,443   MONSANTO COMPANY                                                                           1,646,791
     8,022   MYLAN LABORATORIES INCORPORATED<<+                                                           105,650
   178,198   PFIZER INCORPORATED                                                                        3,583,562
     4,317   PPG INDUSTRIES INCORPORATED                                                                  264,934
     8,256   PRAXAIR INCORPORATED                                                                         753,855
    81,113   PROCTER & GAMBLE COMPANY                                                                   5,438,627
     3,304   ROHM & HAAS COMPANY                                                                          176,599
    42,724   SCHERING-PLOUGH CORPORATION                                                                  786,549
     3,410   SIGMA-ALDRICH CORPORATION                                                                    194,438

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

EQUITY INDEX FUND

SHARES       SECURITY NAME                                                                               VALUE
-------      ----------------------------------------------------                                    ------------
CHEMICALS & ALLIED PRODUCTS (continued)
    35,264   WYETH                                                                                   $  1,568,190
                                                                                                       31,445,047
                                                                                                     ------------
COAL MINING: 0.26%
     4,810   CONSOL ENERGY INCORPORATED                                                                   389,418
     7,142   PEABODY ENERGY CORPORATION                                                                   436,590
                                                                                                          826,008
                                                                                                     ------------
COMMUNICATIONS: 4.17%
    10,667   AMERICAN TOWER CORPORATION CLASS A+                                                          463,161
   159,083   AT&T INCORPORATED                                                                          6,158,103
     2,810   CENTURYTEL INCORPORATED<<                                                                     91,185
     8,638   CITIZENS COMMUNICATIONS COMPANY                                                               92,599
    13,122   CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                    395,628
    79,361   COMCAST CORPORATION CLASS A                                                                1,630,869
    18,779   DIRECTV GROUP INCORPORATED+                                                                  462,715
     4,043   EMBARQ CORPORATION                                                                           168,068
     4,762   IAC/INTERACTIVECORP+                                                                          99,125
    40,524   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED                                              209,104
    75,089   SPRINT NEXTEL CORPORATION<<                                                                  599,961
    75,669   VERIZON COMMUNICATIONS INCORPORATED                                                        2,911,743
    11,965   WINDSTREAM CORPORATION                                                                       140,469
                                                                                                       13,422,730
                                                                                                     ------------
DEPOSITORY INSTITUTIONS: 7.75%
   117,083   BANK OF AMERICA CORPORATION                                                                4,395,296
    30,082   BANK OF NEW YORK MELLON CORPORATION                                                        1,309,469
    14,396   BB&T CORPORATION<<                                                                           493,639
   137,222   CITIGROUP INCORPORATED                                                                     3,467,600
     3,967   COMERICA INCORPORATED                                                                        137,774
    14,042   FIFTH THIRD BANCORP                                                                          300,920
     4,914   FIRST HORIZON NATIONAL CORPORATION<<                                                          53,071
    13,662   HUDSON CITY BANCORP INCORPORATED                                                             261,354
     9,653   HUNTINGTON BANCSHARES INCORPORATED<<                                                          90,642
    89,522   JPMORGAN CHASE & COMPANY                                                                   4,265,723
    10,510   KEYCORP<<                                                                                    253,606
     2,029   M&T BANK CORPORATION<<                                                                       189,164
     6,900   MARSHALL & ILSLEY CORPORATION                                                                172,362
    20,035   NATIONAL CITY CORPORATION<<                                                                  126,221
     5,058   NORTHERN TRUST CORPORATION                                                                   374,848
     8,981   PNC FINANCIAL SERVICES GROUP                                                                 622,832
    18,281   REGIONS FINANCIAL CORPORATION<<                                                              400,720
     9,523   SOVEREIGN BANCORP INCORPORATED<<                                                              71,137
    10,211   STATE STREET CORPORATION                                                                     736,622
     9,246   SUNTRUST BANKS INCORPORATED<<                                                                515,465
    45,590   US BANCORP                                                                                 1,545,045
    56,082   WACHOVIA CORPORATION                                                                       1,634,790
    27,887   WASHINGTON MUTUAL INCORPORATED                                                               342,731
    86,893   WELLS FARGO & COMPANY<<(L)                                                                 2,585,067
    19,758   WESTERN UNION COMPANY                                                                        454,434
     2,823   ZIONS BANCORPORATION                                                                         130,846
                                                                                                       24,931,378
                                                                                                     ------------
E-COMMERCE/SERVICES: 0.20%
     8,129   AMAZON.COM INCORPORATED+                                                                     639,183
                                                                                                     ------------
EATING & DRINKING PLACES: 0.78%
     3,776   DARDEN RESTAURANTS INCORPORATED                                                              134,350

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

EQUITY INDEX FUND

SHARES       SECURITY NAME                                                                               VALUE
----------   ----------------------------------------------------                                    ------------
EATING & DRINKING PLACES (continued)
    30,353   MCDONALD'S CORPORATION                                                                  $  1,808,432
     2,303   WENDY'S INTERNATIONAL INCORPORATED                                                            66,787
    12,532   YUM! BRANDS INCORPORATED                                                                     509,802
                                                                                                        2,519,371
                                                                                                     ------------
EDUCATIONAL SERVICES: 0.06%
     3,620   APOLLO GROUP INCORPORATED CLASS A<<+                                                         184,258
                                                                                                     ------------
ELECTRIC, GAS & SANITARY SERVICES: 3.99%
    17,639   AES CORPORATION+                                                                             306,213
     4,407   ALLEGHENY ENERGY INCORPORATED                                                                237,097
     8,887   ALLIED WASTE INDUSTRIES INCORPORATED+                                                        109,843
     5,501   AMEREN CORPORATION                                                                           249,525
    10,554   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                 471,025
     8,627   CENTERPOINT ENERGY INCORPORATED<<                                                            131,303
     5,934   CMS ENERGY CORPORATION                                                                        86,518
     7,172   CONSOLIDATED EDISON INCORPORATED                                                             298,355
     4,689   CONSTELLATION ENERGY GROUP INCORPORATED                                                      396,924
    15,151   DOMINION RESOURCES INCORPORATED                                                              657,402
     4,302   DTE ENERGY COMPANY<<                                                                         173,414
    33,285   DUKE ENERGY CORPORATION                                                                      609,448
    13,069   DYNEGY INCORPORATED CLASS A+                                                                 112,655
     8,587   EDISON INTERNATIONAL                                                                         447,984
    18,470   EL PASO CORPORATION                                                                          316,576
     5,038   ENTERGY CORPORATION                                                                          578,665
    17,427   EXELON CORPORATION<<                                                                       1,489,660
     8,034   FIRSTENERGY CORPORATION                                                                      607,692
    10,737   FPL GROUP INCORPORATED                                                                       711,756
     2,014   INTEGRYS ENERGY GROUP INCORPORATED                                                            96,450
     1,189   NICOR INCORPORATED<<                                                                          41,758
     7,225   NISOURCE INCORPORATED                                                                        129,328
     5,300   PEPCO HOLDINGS INCORPORATED                                                                  132,023
     9,376   PG&E CORPORATION<<                                                                           375,040
     2,648   PINNACLE WEST CAPITAL CORPORATION                                                             89,873
     9,840   PPL CORPORATION                                                                              472,517
     6,855   PROGRESS ENERGY INCORPORATED                                                                 287,841
    13,401   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                 588,438
     4,554   QUESTAR CORPORATION                                                                          282,485
     6,887   SEMPRA ENERGY                                                                                390,286
    16,671   SPECTRA ENERGY CORPORATION<<                                                                 411,774
     5,559   TECO ENERGY INCORPORATED                                                                      89,000
    20,155   THE SOUTHERN COMPANY                                                                         750,371
    13,055   WASTE MANAGEMENT INCORPORATED                                                                471,286
    11,311   XCEL ENERGY INCORPORATED                                                                     235,269
                                                                                                       12,835,794
                                                                                                     ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT: 6.86%
    15,960   ADVANCED MICRO DEVICES INCORPORATED<<+                                                        95,122
     8,099   ALTERA CORPORATION                                                                           172,347
     7,747   ANALOG DEVICES INCORPORATED<<                                                                249,531
    12,320   BROADCOM CORPORATION CLASS A+                                                                319,827
     2,295   CIENA CORPORATION<<+                                                                          77,594
   157,113   CISCO SYSTEMS INCORPORATED+                                                                4,028,377
     4,645   COOPER INDUSTRIES LIMITED CLASS A                                                            196,902
    20,748   EMERSON ELECTRIC COMPANY                                                                   1,084,290
   263,191   GENERAL ELECTRIC COMPANY                                                                   8,606,346
     1,593   HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                  65,106
     5,484   JABIL CIRCUIT INCORPORATED                                                                    59,666
     5,927   JDS UNIPHASE CORPORATION<<+                                                                   84,815
     4,745   KLA-TENCOR CORPORATION<<                                                                     207,262

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

EQUITY INDEX FUND

SHARES       SECURITY NAME                                                                               VALUE
----------   ----------------------------------------------------                                    ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT (continued)
     3,226   L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                $    359,538
     5,823   LINEAR TECHNOLOGY CORPORATION<<                                                              203,572
    17,424   LSI LOGIC CORPORATION<<+                                                                     108,029
     6,020   MEMC ELECTRONIC MATERIALS INCORPORATED+                                                      379,079
     4,976   MICROCHIP TECHNOLOGY INCORPORATED<<                                                          182,868
    20,042   MICRON TECHNOLOGY INCORPORATED+                                                              154,724
     3,705   MOLEX INCORPORATED                                                                           105,148
    59,429   MOTOROLA INCORPORATED                                                                        591,913
     5,979   NATIONAL SEMICONDUCTOR CORPORATION                                                           121,912
     9,054   NETAPP INCORPORATED+                                                                         219,107
     2,687   NOVELLUS SYSTEMS INCORPORATED<<+                                                              58,738
    14,643   NVIDIA CORPORATION+                                                                          300,914
     3,540   QLOGIC CORPORATION<<+                                                                         56,498
    42,494   QUALCOMM INCORPORATED                                                                      1,835,316
     4,280   ROCKWELL COLLINS INCORPORATED                                                                270,111
    10,905   TELLABS INCORPORATED<<+                                                                       56,270
    34,957   TEXAS INSTRUMENTS INCORPORATED                                                             1,019,346
    12,846   TYCO ELECTRONICS LIMITED                                                                     480,569
     1,992   WHIRLPOOL CORPORATION                                                                        144,978
     7,546   XILINX INCORPORATED                                                                          186,914
                                                                                                       22,082,729
                                                                                                     ------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
   SERVICES: 0.36%
     2,335   FLUOR CORPORATION                                                                            356,951
     3,198   JACOBS ENGINEERING GROUP INCORPORATED                                                        276,083
     5,420   MOODY'S CORPORATION<<                                                                        200,323
     8,530   PAYCHEX INCORPORATED                                                                         310,236
                                                                                                        1,143,593
                                                                                                     ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
   EQUIPMENT: 0.33%
     2,571   BALL CORPORATION                                                                             138,268
     4,060   FORTUNE BRANDS INCORPORATED                                                                  274,537
    10,554   ILLINOIS TOOL WORKS INCORPORATED                                                             551,869
     1,520   SNAP-ON INCORPORATED                                                                          90,151
                                                                                                        1,054,825
                                                                                                     ------------
FINANCIAL SERVICES: 0.03%
     3,893   JANUS CAPITAL GROUP INCORPORATED                                                             109,238
                                                                                                     ------------
FOOD & KINDRED PRODUCTS: 3.89%
    18,849   ANHEUSER-BUSCH COMPANIES INCORPORATED                                                        927,371
    16,962   ARCHER DANIELS MIDLAND COMPANY                                                               747,346
     5,802   CAMPBELL SOUP COMPANY                                                                        201,910
     7,579   COCA-COLA ENTERPRISES INCORPORATED                                                           170,528
    12,851   CONAGRA FOODS INCORPORATED                                                                   302,770
     5,114   CONSTELLATION BRANDS INCORPORATED CLASS A+                                                    93,893
     8,876   GENERAL MILLS INCORPORATED                                                                   536,110
     8,306   H.J. HEINZ COMPANY                                                                           390,880
     2,991   HERCULES INCORPORATED                                                                         56,231
     6,868   KELLOGG COMPANY                                                                              351,436
    40,413   KRAFT FOODS INCORPORATED CLASS A                                                           1,278,263
     3,372   MCCORMICK & COMPANY INCORPORATED                                                             127,428
     3,625   MOLSON COORS BREWING COMPANY<<                                                               198,795
     3,616   PEPSI BOTTLING GROUP INCORPORATED                                                            121,895
    42,218   PEPSICO INCORPORATED                                                                       2,893,200
    18,770   SARA LEE CORPORATION                                                                         272,353
    52,678   THE COCA-COLA COMPANY                                                                      3,101,154
     4,433   THE HERSHEY COMPANY                                                                          165,706
     7,215   TYSON FOODS INCORPORATED CLASS A                                                             128,427

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

EQUITY INDEX FUND

SHARES     SECURITY NAME                                                                               VALUE
----------   ----------------------------------------------------                                    ------------
FOOD & KINDRED PRODUCTS (continued)
     5,704   WM. WRIGLEY JR. COMPANY                                                                 $    434,417
                                                                                                       12,500,113
                                                                                                     ------------
FOOD STORES: 0.40%
    17,730   KROGER COMPANY                                                                               483,143
    11,602   SAFEWAY INCORPORATED<<                                                                       366,623
    19,251   STARBUCKS CORPORATION+                                                                       312,444
     3,677   WHOLE FOODS MARKET INCORPORATED<<                                                            120,017
                                                                                                        1,282,227
                                                                                                     ------------
FORESTRY: 0.11%
     5,523   WEYERHAEUSER COMPANY                                                                         352,809
                                                                                                     ------------
FURNITURE & FIXTURES: 0.12%
     4,417   LEGGETT & PLATT INCORPORATED<<                                                                73,322
     9,612   MASCO CORPORATION                                                                            175,035
     7,292   NEWELL RUBBERMAID INCORPORATED                                                               149,705
                                                                                                          398,062
                                                                                                     ------------
GENERAL MERCHANDISE STORES: 1.86%
     2,144   BIG LOTS INCORPORATED+                                                                        57,952
     3,703   FAMILY DOLLAR STORES INCORPORATED                                                             79,244
     5,843   JCPENNEY COMPANY INCORPORATED                                                                248,328
    11,413   MACY'S INCORPORATED<<                                                                        288,635
     1,922   SEARS HOLDINGS CORPORATION<<+                                                                189,528
    21,578   TARGET CORPORATION                                                                         1,146,439
    11,518   TJX COMPANIES INCORPORATED                                                                   371,110
    62,277   WAL-MART STORES INCORPORATED                                                               3,610,820
                                                                                                        5,992,056
                                                                                                     ------------
HEALTH SERVICES: 0.27%
     9,398   CARDINAL HEALTH INCORPORATED                                                                 489,354
     2,912   LABORATORY CORPORATION OF AMERICA HOLDINGS<<+                                                220,205
    12,503   TENET HEALTHCARE CORPORATION+                                                                 80,019
     2,732   WATSON PHARMACEUTICALS INCORPORATED<<+                                                        84,801
                                                                                                          874,379
                                                                                                     ------------
HOLDING & OTHER INVESTMENT OFFICES: 1.21%
     2,417   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A<<                                           89,381
     2,025   AVALONBAY COMMUNITIES INCORPORATED<<                                                         206,550
     3,149   BOSTON PROPERTIES INCORPORATED<<                                                             316,443
     3,148   DEVELOPERS DIVERSIFIED REALTY CORPORATION                                                    135,207
     7,107   EQUITY RESIDENTIAL                                                                           295,083
     7,031   GENERAL GROWTH PROPERTIES INCORPORATED                                                       287,990
     6,176   HCP INCORPORATED                                                                             220,483
    13,798   HOST HOTELS & RESORTS INCORPORATED                                                           237,326
     6,664   KIMCO REALTY CORPORATION<<                                                                   265,960
     4,510   PLUM CREEK TIMBER COMPANY<<                                                                  184,188
     6,805   PROLOGIS<<                                                                                   426,061
     3,282   PUBLIC STORAGE INCORPORATED<<                                                                297,677
     5,878   SIMON PROPERTY GROUP INCORPORATED<<                                                          586,977
     3,557   VORNADO REALTY TRUST<<                                                                       331,121
                                                                                                        3,880,447
                                                                                                     ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

EQUITY INDEX FUND

SHARES       SECURITY NAME                                                                               VALUE
----------   ----------------------------------------------------                                    ------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.19%
     6,904   BED BATH & BEYOND INCORPORATED+                                                         $    224,380
     9,287   BEST BUY COMPANY INCORPORATED                                                                399,527
                                                                                                          623,907
                                                                                                     ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.20%
     7,931   MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                  272,033
     4,962   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                             259,066
     4,665   WYNDHAM WORLDWIDE CORPORATION<<                                                              100,204
                                                                                                          631,303
                                                                                                     ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 8.23%
    18,651   3M COMPANY                                                                                 1,434,262
    23,164   APPLE INCORPORATED+                                                                        4,029,378
    35,677   APPLIED MATERIALS INCORPORATED                                                               665,733
     8,154   BAKER HUGHES INCORPORATED                                                                    659,496
     1,605   BLACK & DECKER CORPORATION<<                                                                 105,336
     5,753   CAMERON INTERNATIONAL CORPORATION<<+                                                         283,220
    16,446   CATERPILLAR INCORPORATED                                                                   1,346,598
     5,329   CUMMINS INCORPORATED                                                                         333,862
    11,492   DEERE & COMPANY                                                                              966,132
    53,828   DELL INCORPORATED+                                                                         1,002,816
     5,058   DOVER CORPORATION                                                                            250,219
     4,322   EATON CORPORATION                                                                            379,644
    55,364   EMC CORPORATION                                                                              852,606
     4,242   GAMESTOP CORPORATION CLASS A+                                                                233,480
    64,977   HEWLETT-PACKARD COMPANY                                                                    3,011,684
     7,186   INGERSOLL-RAND COMPANY LIMITED CLASS A                                                       318,915
   152,553   INTEL CORPORATION                                                                          3,395,830
    36,486   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                4,403,860
     2,502   LEXMARK INTERNATIONAL INCORPORATED+                                                           78,538
     3,422   MANITOWOC COMPANY INCORPORATED                                                               129,420
    10,891   NATIONAL OILWELL VARCO INCORPORATED+                                                         745,489
     3,231   PALL CORPORATION                                                                             112,342
     4,441   PARKER HANNIFIN CORPORATION                                                                  354,614
     5,563   PITNEY BOWES INCORPORATED                                                                    200,880
     6,038   SANDISK CORPORATION+                                                                         163,569
     5,292   SMITH INTERNATIONAL INCORPORATED                                                             404,891
     2,063   STANLEY WORKS                                                                                 99,519
     4,733   TERADATA CORPORATION+                                                                        100,766
     2,677   TEREX CORPORATION                                                                            186,533
     4,580   TRANE INCORPORATED                                                                           213,016
                                                                                                       26,462,648
                                                                                                     ------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.36%
     8,052   AON CORPORATION                                                                              365,480
     4,485   HUMANA INCORPORATED+                                                                         214,338
    13,732   MARSH & MCLENNAN COMPANIES INCORPORATED                                                      378,866
     9,144   UNUMPROVIDENT CORPORATION                                                                    212,232
                                                                                                        1,170,916
                                                                                                     ------------
INSURANCE CARRIERS: 4.59%
     8,694   ACE LIMITED                                                                                  524,161
    13,088   AETNA INCORPORATED                                                                           570,637
    12,513   AFLAC INCORPORATED                                                                           834,242
    14,770   ALLSTATE CORPORATION                                                                         743,817
     7,559   AMBAC FINANCIAL GROUP INCORPORATED<<                                                          34,998
    66,481   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                  3,071,422
     2,521   ASSURANT INCORPORATED                                                                        163,865

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

EQUITY INDEX FUND

SHARES       SECURITY NAME                                                                               VALUE
----------   ----------------------------------------------------                                    ------------
INSURANCE CARRIERS (continued)
     9,758   CHUBB CORPORATION                                                                       $    516,881
     7,382   CIGNA CORPORATION                                                                            315,285
     4,361   CINCINNATI FINANCIAL CORPORATION                                                             156,560
    11,403   GENWORTH FINANCIAL INCORPORATED                                                              262,953
     8,276   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                               589,831
     4,458   LEUCADIA NATIONAL CORPORATION                                                                228,339
     6,973   LINCOLN NATIONAL CORPORATION                                                                 374,868
    11,587   LOEWS CORPORATION                                                                            487,929
     5,539   MBIA INCORPORATED<<                                                                           57,606
    18,691   METLIFE INCORPORATED<<                                                                     1,137,347
     3,136   MGIC INVESTMENT CORPORATION<<                                                                 40,862
     6,809   PRINCIPAL FINANCIAL GROUP INCORPORATED                                                       365,371
    11,755   PRUDENTIAL FINANCIAL INCORPORATED<<                                                          889,971
     2,365   SAFECO CORPORATION                                                                           157,840
    17,879   THE PROGRESSIVE CORPORATION                                                                  325,219
    16,349   THE TRAVELERS COMPANIES INCORPORATED                                                         823,990
     2,397   TORCHMARK CORPORATION                                                                        155,182
    32,982   UNITEDHEALTH GROUP INCORPORATED                                                            1,076,203
    14,283   WELLPOINT INCORPORATED+                                                                      710,579
     4,689   XL CAPITAL LIMITED CLASS A                                                                   163,599
                                                                                                       14,779,557
                                                                                                     ------------
LEATHER & LEATHER PRODUCTS: 0.10%
     9,275   COACH INCORPORATED+                                                                          329,912
                                                                                                     ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS: 1.61%
     9,621   AGILENT TECHNOLOGIES INCORPORATED+                                                           290,650
     4,411   APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                 140,755
     6,432   BECTON DICKINSON & COMPANY                                                                   575,021
    35,399   BOSTON SCIENTIFIC CORPORATION+                                                               471,869
     2,644   C.R. BARD INCORPORATED                                                                       248,985
    13,145   COVIDIEN LIMITED                                                                             613,740
     6,711   DANAHER CORPORATION                                                                          523,592
     7,594   EASTMAN KODAK COMPANY<<                                                                      135,857
     1,450   MILLIPORE CORPORATION+                                                                       101,645
     3,100   PERKINELMER INCORPORATED                                                                      82,336
     4,144   QUEST DIAGNOSTICS INCORPORATED                                                               207,946
    11,238   RAYTHEON COMPANY                                                                             718,895
     3,910   ROCKWELL AUTOMATION INCORPORATED                                                             212,039
     4,595   TERADYNE INCORPORATED+                                                                        61,068
    11,033   THERMO FISHER SCIENTIFIC INCORPORATED+                                                       638,480
     2,634   WATERS CORPORATION+                                                                          161,886
                                                                                                        5,184,764
                                                                                                     ------------
MEDICAL EQUIPMENT & SUPPLIES: 0.62%
    29,599   MEDTRONIC INCORPORATED                                                                     1,440,879
     9,067   ST. JUDE MEDICAL INCORPORATED                                                                396,953
     3,312   VARIAN MEDICAL SYSTEMS INCORPORATED<<+                                                       155,267
                                                                                                        1,993,099
                                                                                                     ------------
MEDICAL MANAGEMENT SERVICES: 0.41%
     4,077   COVENTRY HEALTH CARE INCORPORATED+                                                           182,364
     6,663   EXPRESS SCRIPTS INCORPORATED+                                                                466,543
    13,809   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                         684,098
                                                                                                        1,333,005
                                                                                                     ------------
MEDICAL PRODUCTS: 1.41%
     8,063   ALLERGAN INCORPORATED                                                                        454,511

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

EQUITY INDEX FUND

SHARES       SECURITY NAME                                                                               VALUE
----------   ----------------------------------------------------                                    ------------
MEDICAL PRODUCTS (continued)
    16,721   BAXTER INTERNATIONAL INCORPORATED                                                       $  1,042,053
    57,070   MERCK & COMPANY INCORPORATED                                                               2,170,943
     6,285   STRYKER CORPORATION                                                                          407,457
     6,146   ZIMMER HOLDINGS INCORPORATED+                                                                455,787
                                                                                                        4,530,751
                                                                                                     ------------
METAL MINING: 0.52%
    10,088   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                        1,147,510
    11,947   NEWMONT MINING CORPORATION                                                                   528,177
                                                                                                        1,675,687
                                                                                                     ------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.06%
     2,856   VULCAN MATERIALS COMPANY<<                                                                   196,550
                                                                                                     ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.33%
     3,758   HASBRO INCORPORATED                                                                          133,634
     9,524   MATTEL INCORPORATED                                                                          178,575
     3,347   TIFFANY & COMPANY                                                                            145,728
    12,782   TYCO INTERNATIONAL LIMITED                                                                   598,070
                                                                                                        1,056,007
                                                                                                     ------------
MISCELLANEOUS RETAIL: 1.20%
    11,458   COSTCO WHOLESALE CORPORATION                                                                 816,383
    37,739   CVS CAREMARK CORPORATION                                                                   1,523,523
     1,505   DILLARD'S INCORPORATED CLASS A                                                                30,702
     7,194   OFFICE DEPOT INCORPORATED+                                                                    91,220
     2,000   OFFICEMAX INCORPORATED                                                                        36,540
     3,455   RADIOSHACK CORPORATION                                                                        48,025
    18,476   STAPLES INCORPORATED                                                                         400,918
    26,129   WALGREEN COMPANY                                                                             910,596
                                                                                                        3,857,907
                                                                                                     ------------
MOTION PICTURES: 1.27%
    60,643   NEWS CORPORATION CLASS A                                                                   1,085,510
    94,260   TIME WARNER INCORPORATED                                                                   1,399,761
    49,630   WALT DISNEY COMPANY                                                                        1,609,501
                                                                                                        4,094,772
                                                                                                     ------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.86%
     8,156   FEDEX CORPORATION                                                                            781,916
    27,262   UNITED PARCEL SERVICE INCORPORATED CLASS B                                                 1,974,041
                                                                                                        2,755,957
                                                                                                     ------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.22%
     5,142   AMERICAN CAPITAL STRATEGIES LIMITED<<                                                        163,259
    30,470   AMERICAN EXPRESS COMPANY                                                                   1,463,169
     9,830   CAPITAL ONE FINANCIAL CORPORATION                                                            520,990
     7,438   CIT GROUP INCORPORATED<<                                                                      81,000
    15,308   COUNTRYWIDE FINANCIAL CORPORATION<<                                                           88,480
    12,628   DISCOVER FINANCIAL SERVICES                                                                  229,956
    25,784   FANNIE MAE                                                                                   729,687
    17,028   FREDDIE MAC                                                                                  424,167
    12,297   SLM CORPORATION<<+                                                                           227,863
                                                                                                        3,928,571
                                                                                                     ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

EQUITY INDEX FUND

SHARES       SECURITY NAME                                                                               VALUE
----------   ----------------------------------------------------                                    ------------
OFFICE EQUIPMENT: 0.11%
    24,184   XEROX CORPORATION                                                                       $    337,850
                                                                                                     ------------
OIL & GAS EXTRACTION: 4.83%
    12,336   ANADARKO PETROLEUM CORPORATION                                                               821,084
     8,776   APACHE CORPORATION                                                                         1,181,952
     7,720   BJ SERVICES COMPANY                                                                          218,244
    12,057   CHESAPEAKE ENERGY CORPORATION                                                                623,347
    11,712   DEVON ENERGY CORPORATION                                                                   1,328,141
     3,793   ENSCO INTERNATIONAL INCORPORATED                                                             241,728
     6,510   EOG RESOURCES INCORPORATED                                                                   849,425
    23,198   HALLIBURTON COMPANY<<                                                                      1,065,020
     7,397   NABORS INDUSTRIES LIMITED<<+                                                                 277,683
     7,080   NOBLE CORPORATION                                                                            398,462
     4,529   NOBLE ENERGY INCORPORATED                                                                    394,023
    21,680   OCCIDENTAL PETROLEUM CORPORATION                                                           1,803,993
     3,951   RANGE RESOURCES CORPORATION                                                                  262,267
     2,933   ROWAN COMPANIES INCORPORATED<<                                                               114,358
    31,567   SCHLUMBERGER LIMITED                                                                       3,174,062
     8,374   TRANSOCEAN INCORPORATED+                                                                   1,234,830
     8,940   WEATHERFORD INTERNATIONAL LIMITED+                                                           721,190
    13,450   XTO ENERGY INCORPORATED                                                                      832,017
                                                                                                       15,541,826
                                                                                                     ------------
PAPER & ALLIED PRODUCTS: 0.18%
     2,625   BEMIS COMPANY INCORPORATED<<                                                                  69,038
    11,274   INTERNATIONAL PAPER COMPANY                                                                  295,041
     4,582   MEADWESTVACO CORPORATION                                                                     120,507
     3,436   PACTIV CORPORATION+                                                                           81,742
                                                                                                          566,328
                                                                                                     ------------
PERSONAL SERVICES: 0.09%
     3,442   CINTAS CORPORATION                                                                           101,918
     8,575   H & R BLOCK INCORPORATED<<                                                                   187,535
                                                                                                          289,453
                                                                                                     ------------
PETROLEUM REFINING & RELATED INDUSTRIES: 7.78%
     1,475  ASHLAND INCORPORATED                                                                           78,205
    54,734  CHEVRON CORPORATION                                                                         5,262,674
    41,156  CONOCOPHILLIPS                                                                              3,545,589
   141,010  EXXON MOBIL CORPORATION                                                                    13,123,801
     7,351  HESS CORPORATION                                                                              780,676
    18,686  MARATHON OIL CORPORATION                                                                      851,521
     5,000  MURPHY OIL CORPORATION                                                                        451,700
     3,099  SUNOCO INCORPORATED                                                                           143,825
     3,626  TESORO PETROLEUM CORPORATION                                                                   91,158
    14,091  VALERO ENERGY CORPORATION                                                                     688,345
                                                                                                       25,017,494
                                                                                                     ------------
PIPELINES: 0.17%
    15,419   THE WILLIAMS COMPANIES INCORPORATED                                                          547,375
                                                                                                     ------------
PRIMARY METAL INDUSTRIES: 0.76%
    21,464   ALCOA INCORPORATED                                                                           746,518
     2,660   ALLEGHENY TECHNOLOGIES INCORPORATED<<                                                        183,088
     7,592   NUCOR CORPORATION<<                                                                          573,196
     3,661   PRECISION CASTPARTS CORPORATION                                                              430,387
     2,605   TITANIUM METALS CORPORATION<<                                                                 39,700

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

EQUITY INDEX FUND

SHARES       SECURITY NAME                                                                               VALUE
----------   ----------------------------------------------------                                    ------------
PRIMARY METAL INDUSTRIES (continued)
     3,104   UNITED STATES STEEL CORPORATION<<                                                       $    477,861
                                                                                                        2,450,750
                                                                                                     ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.64%
    17,941   CBS CORPORATION CLASS B                                                                      413,899
     2,359   E.W. SCRIPPS COMPANY CLASS A                                                                 105,943
     6,056   GANNETT COMPANY INCORPORATED                                                                 173,323
     8,507   MCGRAW-HILL COMPANIES INCORPORATED                                                           348,702
       993   MEREDITH CORPORATION                                                                          32,183
     3,789   NEW YORK TIMES COMPANY CLASS A<<                                                              73,886
     5,663   RR DONNELLEY & SONS COMPANY                                                                  173,514
    16,891   VIACOM INCORPORATED CLASS B<<+                                                               649,290
       153   WASHINGTON POST COMPANY CLASS B                                                              100,307
                                                                                                        2,071,047
                                                                                                     ------------
RAILROAD TRANSPORTATION: 0.95%
     7,800   BURLINGTON NORTHERN SANTA FE CORPORATION                                                     799,890
    10,631   CSX CORPORATION                                                                              669,221
     9,918   NORFOLK SOUTHERN CORPORATION                                                                 590,914
     6,871   UNION PACIFIC CORPORATION                                                                    997,600
                                                                                                        3,057,625
                                                                                                     ------------
REAL ESTATE: 0.03%
     4,579   CB RICHARD ELLIS GROUP INCORPORATED CLASS A<<+                                               105,866
                                                                                                     ------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.09%
     4,259   SEALED AIR CORPORATION                                                                       107,710
     6,330   THE GOODYEAR TIRE & RUBBER COMPANY+                                                          169,517
                                                                                                          277,227
                                                                                                     ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.70%
     5,981   AMERIPRISE FINANCIAL INCORPORATED                                                            284,038
     3,551   BEAR STEARNS COMPANIES INCORPORATED<<                                                         38,102
    24,747   CHARLES SCHWAB CORPORATION                                                                   534,535
     1,405   CME GROUP INCORPORATED                                                                       642,717
    12,176   E*TRADE FINANCIAL CORPORATION<<+                                                              48,460
     2,279   FEDERATED INVESTORS INCORPORATED CLASS B                                                      76,301
     4,144   FRANKLIN RESOURCES INCORPORATED                                                              394,302
    10,413   GOLDMAN SACHS GROUP INCORPORATED                                                           1,992,736
     1,848   INTERCONTINENTAL EXCHANGE INCORPORATED+                                                      286,717
     3,553   LEGG MASON INCORPORATED                                                                      214,175
    13,984   LEHMAN BROTHERS HOLDINGS INCORPORATED<<                                                      618,652
    25,607   MERRILL LYNCH & COMPANY INCORPORATED                                                       1,275,997
    29,113   MORGAN STANLEY                                                                             1,414,892
     6,984   NYSE EURONEXT INCORPORATED                                                                   461,642
     6,951   T. ROWE PRICE GROUP INCORPORATED                                                             407,051
                                                                                                        8,690,317
                                                                                                     ------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.34%
    41,496   CORNING INCORPORATED                                                                       1,108,358
                                                                                                     ------------
TOBACCO PRODUCTS: 1.37%
    55,568   ALTRIA GROUP INCORPORATED                                                                  1,111,360
    55,568   PHILIP MORRIS INTERNATIONAL+                                                               2,835,635
     4,509   REYNOLDS AMERICAN INCORPORATED                                                               242,810

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

EQUITY INDEX FUND

SHARES       SECURITY NAME                                                                               VALUE
----------   ----------------------------------------------------                                    ------------
TOBACCO PRODUCTS (continued)
     3,939   UST INCORPORATED                                                                        $    205,104
                                                                                                        4,394,909
                                                                                                     ------------
TRANSPORTATION BY AIR: 0.08%
    19,389   SOUTHWEST AIRLINES COMPANY                                                                   256,710
                                                                                                     ------------
TRANSPORTATION EQUIPMENT: 3.28%
    20,158   BOEING COMPANY                                                                             1,710,608
     2,307   BRUNSWICK CORPORATION<<                                                                       38,481
    58,169   FORD MOTOR COMPANY<<+                                                                        480,476
    10,601   GENERAL DYNAMICS CORPORATION                                                                 958,542
    14,919   GENERAL MOTORS CORPORATION<<                                                                 346,121
     4,356   GENUINE PARTS COMPANY                                                                        184,956
     3,296   GOODRICH CORPORATION                                                                         224,622
     6,286   HARLEY-DAVIDSON INCORPORATED                                                                 240,440
    19,619   HONEYWELL INTERNATIONAL INCORPORATED                                                       1,165,369
     4,785   ITT CORPORATION                                                                              306,240
    15,649   JOHNSON CONTROLS INCORPORATED                                                                551,784
     9,035   LOCKHEED MARTIN CORPORATION                                                                  958,071
     8,906   NORTHROP GRUMMAN CORPORATION                                                                 655,214
     9,664   PACCAR INCORPORATED                                                                          457,300
     6,554   TEXTRON INCORPORATED                                                                         399,860
    25,869   UNITED TECHNOLOGIES CORPORATION                                                            1,874,726
                                                                                                       10,552,810
                                                                                                     ------------
TRANSPORTATION SERVICES: 0.17%
     4,516   C.H. ROBINSON WORLDWIDE INCORPORATED                                                         283,063
     5,617   EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                          261,696
                                                                                                          544,759
                                                                                                     ------------
TRAVEL & RECREATION: 0.19%
    11,505   CARNIVAL CORPORATION                                                                         462,156
     5,495   EXPEDIA INCORPORATED+                                                                        138,804
                                                                                                          600,960
                                                                                                     ------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.67%
     4,285   AMERISOURCEBERGEN CORPORATION                                                                173,757
     2,223   BROWN-FORMAN CORPORATION CLASS B                                                             151,208
     3,989   DEAN FOODS COMPANY<<+                                                                         92,704
     7,627   MCKESSON CORPORATION                                                                         397,519
    10,091   NIKE INCORPORATED CLASS B                                                                    674,079
     5,575   SUPERVALU INCORPORATED                                                                       184,533
    15,908   SYSCO CORPORATION                                                                            486,308
                                                                                                        2,160,108
                                                                                                     ------------
WHOLESALE TRADE-DURABLE GOODS: 0.30%
    11,076   KIMBERLY-CLARK CORPORATION                                                                   708,753
     3,409   PATTERSON COMPANIES INCORPORATED+                                                            116,588
     1,769   W.W. GRAINGER INCORPORATED                                                                   153,379
                                                                                                          978,720
                                                                                                     ------------
TOTAL COMMON STOCKS (COST $180,939,506)                                                               318,022,055
                                                                                                     ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

EQUITY INDEX FUND

SHARES       SECURITY NAME                                                                               VALUE
----------   ----------------------------------------------------                                    ------------
COLLATERAL FOR SECURITIES LENDING: 8.54%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.50%
   231,992  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                              $    231,992
   283,699  BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                     283,699
   601,159  DAILY ASSETS FUND INSTITUTIONAL                                                               601,159
   498,736  DREYFUS CASH MANAGEMENT FUND                                                                  498,736
                                                                                                        1,615,586
                                                                                                     ------------

                                                                             INTEREST    MATURITY
PRINCIPAL                                                                      RATE        DATE
----------                                                                   --------   ----------
COLLATERAL INVESTED IN OTHER ASSETS: 8.04%
$  267,987   ALPINE SECURITIZATION CORPORATION++                               2.78%    05/07/2008       267,862
    92,311   AMSTEL FUNDING CORPORATION                                        2.93     05/20/2008        92,168
   289,715   AMSTEL FUNDING CORPORATION++                                      3.05     05/22/2008       289,201
   217,286   AMSTERDAM FUNDING CORPORATION++                                   2.85     05/05/2008       217,218
   171,656   APRECO LLC++                                                      2.94     05/28/2008       171,281
   607,678   ASPEN FUNDING CORPORATION++                                       3.05     05/01/2008       607,678
   144,858   ATLANTIC ASSET SECURITIZATION CORPORATION                         2.87     05/13/2008       144,719
   181,072   BANCO SANTANDER TOTTA LOAN+++/-                                   2.73     10/15/2008       180,910
   495,652   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $495,680)                       2.00     05/01/2008       495,652
   552,762   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $552,800)                       2.47     05/01/2008       552,762
   181,072   BANK OF IRELAND+++/-                                              3.06     10/14/2008       180,978
   289,715   BANK OF SCOTLAND PLC                                              2.80     05/29/2008       289,087
 1,944,228   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $1,944,336)                                    2.00     05/01/2008     1,944,228
   144,858   BRYANT BANK FUNDING LLC++                                         2.89     05/27/2008       144,556
   148,805   CANCARA ASSET SECURITIZATION LIMITED++                            2.96     05/28/2008       148,476
   144,858   CHARIOT FUNDING LLC++                                             2.70     05/14/2008       144,716
   144,858   CHARIOT FUNDING LLC++                                             2.76     05/29/2008       144,548
   384,192   CHEYNE FINANCE LLC+++/-/\/\(A)(I)                                 6.40     02/25/2008       276,618
   295,474   CHEYNE FINANCE LLC+++/-/\/\(A)(I)                                 6.48     05/19/2008       212,742
    92,311   CIESCO LLC++                                                      2.90     05/21/2008        92,169
   213,665   CITIBANK OMNI MASTER TRUST++                                      3.16     05/30/2008       213,123
   725,012   CLIPPER RECEIVABLES CORPORATION                                   3.02     05/01/2008       725,012
   543,216   CULLINAN FINANCE CORPORATION+++/-                                 2.51     08/04/2008       542,000
 1,944,228   DEUTSCHE BANK REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $1,944,336)                     2.00     05/01/2008     1,944,228
   289,715   ERASMUS CAPITAL CORPORATION++                                     2.96     05/22/2008       289,217
   508,450   FAIRWAY FINANCE CORPORATION++                                     2.90     05/05/2008       508,286
   144,858   FALCON ASSET SECURITIZATION CORPORATION++                         2.71     05/12/2008       144,738
   144,858   FALCON ASSET SECURITIZATION CORPORATION++                         2.76     05/28/2008       144,559
   724,288   FIVE FINANCE INCORPORATED+++/-                                    2.66     07/09/2008       721,606
   579,430   GALLEON CAPITAL LLC++                                             2.90     05/21/2008       578,497
   600,435   GEMINI SECURITIZATION INCORPORATED++                              2.90     05/06/2008       600,193
   724,288   GRAMPIAN FUNDING LIMITED++                                        2.84     05/19/2008       723,260
   470,787   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                     2.79     10/16/2008       470,787
   325,930   JUPITER SECURITIZATION CORPORATION++                              2.71     05/09/2008       325,733
   522,530   KITTY HAWK FUNDING CORPORATION++                                  2.80     05/06/2008       522,327
   362,144   LIBERTY STREET FUNDING CORPORATION++                              2.95     05/01/2008       362,144
   362,144   LINKS FINANCE LLC+++/-                                            2.52     08/15/2008       360,258
   579,430   MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE
                AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $579,469)                                      2.40     05/01/2008       579,430
   152,412   MONT BLANC CAPITAL CORPORATION++                                  2.80     05/16/2008       152,234
   144,858   MONT BLANC CAPITAL CORPORATION++                                  2.96     05/27/2008       144,554
    33,498   MORGAN STANLEY+/-                                                 2.84     10/15/2008        33,472
   328,356   MORGAN STANLEY REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $328,374)                       2.00     05/01/2008       328,356
   662,724   MORGAN STANLEY REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $662,768)                       2.41     05/01/2008       662,724
   289,715   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                         2.90     05/16/2008       289,368

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

EQUITY INDEX FUND

                                                                             INTEREST    MATURITY
PRINCIPAL    SECURITY NAME                                                     RATE        DATE          VALUE
----------   ----------------------------------------------------            --------   ----------   ------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  362,144   NORTHERN ROCK PLC+++/-                                              2.79%  10/03/2008   $    360,209
   333,172   OLD LINE FUNDING CORPORATION++                                      2.80   05/02/2008        333,147
   211,159   PARK AVENUE RECEIVABLES CORPORATION++                               2.76   05/30/2008        210,691
   345,848   PICAROS FUNDING LLC++                                               2.60   05/06/2008        345,723
   144,858   PRUDENTIAL PLC++                                                    2.88   05/28/2008        144,546
   579,430   RANGER FUNDING CORPORATION++                                        2.90   05/02/2008        579,384
   295,872   REGENCY MARKETS #1 LLC++                                            2.97   05/20/2008        295,408
   289,715   SCALDIS CAPITAL LIMITED++                                           2.99   05/23/2008        289,188
   101,400   SHEFFIELD RECEIVABLES CORPORATION++                                 2.72   05/07/2008        101,354
   181,072   SHEFFIELD RECEIVABLES CORPORATION++                                 2.85   05/21/2008        180,785
   144,858   SLM CORPORATION+++/-                                                2.73   05/12/2008        144,783
   753,260   SOLITAIRE FUNDING LLC++                                             2.82   05/06/2008        752,965
   224,529   STANFIELD VICTORIA FUNDING LLC+++/-/\/\(A)(I)                       5.27   04/03/2008        200,190
   362,144   STANFIELD VICTORIA FUNDING LLC+++/-/\/\(A)(I)                       5.47   02/15/2008        322,888
   144,858   SWEDBANK MORTGAGE AB                                                2.95   05/27/2008        144,550
   253,501   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                2.85   05/09/2008        253,340
   330,261   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                  3.00   05/15/2008        329,876
   181,072   TULIP FUNDING CORPORATION++                                         2.88   05/30/2008        180,653
 1,086,432   UBS FINANCE (DELAWARE) LLC                                          2.76   05/08/2008      1,085,850
   181,072   UNICREDITO ITALIANO BANK (IRELAND)+++/-                             2.74   10/14/2008        180,960
   181,072   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                  2.76   10/08/2008        180,975
   311,444   VICTORIA FINANCE LLC+++/-/\/\(A)(I)                                 2.60   07/28/2008        277,683
   181,072   VICTORIA FINANCE LLC+++/-/\/\(A)(I)                                 2.84   08/07/2008        161,444
   362,144   WHITE PINE FINANCE LLC+++/-/\/\(A)(I)                               5.43   02/22/2008        332,086
   507,002   WINDMILL FUNDING CORPORATION++                                      2.88   05/05/2008        506,838
                                                                                                       25,859,191
                                                                                                     ------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $27,880,624)                                             27,474,777
                                                                                                     ------------

SHARES
----------
RIGHTS: 0.00%
    12,100   SEAGATE TECHNOLOGY RIGHTS+(A)(I)                                                                   0
TOTAL RIGHTS (COST $0)                                                                                          0
                                                                                                     ------------
SHORT-TERM INVESTMENTS: 0.32%
   784,635   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                  784,635
                                                                                                     ------------

PRINCIPAL
----------
US TREASURY BILLS: 0.07%
    65,000   US TREASURY BILL###                                                 3.10   05/08/2008         64,981
    60,000   US TREASURY BILL###                                                 3.47   05/08/2008         59,983
    20,000   US TREASURY BILL###                                                 1.41   08/07/2008         19,926
    85,000   US TREASURY BILL###                                                 2.06   08/07/2008         84,684
                                                                                                          229,574
                                                                                                     ------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,014,044)                                                          1,014,209
                                                                                                     ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $209,834,174)*                                                107.71%                          $346,511,041
OTHER ASSETS AND LIABILITIES, NET                                    (7.71)                           (24,795,197)
                                                                    ------                           ------------
TOTAL NET ASSETS                                                    100.00%                          $321,715,844
                                                                    ------                           ------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

(L)  LONG-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $876,188.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

EQUITY INDEX FUND

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

/\/\ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $784,635.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

LARGE COMPANY CORE FUND

SHARES      SECURITY NAME                                                                                              VALUE
---------   -------------------------------------------------------------------                                    ------------
COMMON STOCKS: 99.13%
APPAREL & ACCESSORY STORES: 0.81%
   18,000   GAP INCORPORATED                                                                                       $    335,160
                                                                                                                   ------------
BUSINESS SERVICES: 7.42%
   50,500   MICROSOFT CORPORATION                                                                                     1,440,260
   27,500   MONSTER WORLDWIDE INCORPORATED+                                                                             669,075
    4,000   OMNICOM GROUP INCORPORATED                                                                                  190,960
   44,500   SYMANTEC CORPORATION+<<                                                                                     766,290
                                                                                                                      3,066,585
                                                                                                                   ------------
CHEMICALS & ALLIED PRODUCTS: 6.10%
    4,800   AMGEN INCORPORATED+                                                                                         200,976
    9,300   BRISTOL-MYERS SQUIBB COMPANY                                                                                204,321
   35,600   PFIZER INCORPORATED                                                                                         715,916
   31,500   WYETH                                                                                                     1,400,805
                                                                                                                      2,522,018
                                                                                                                   ------------
COMMUNICATIONS: 3.70%
   75,500   COMCAST CORPORATION CLASS A                                                                               1,528,120
                                                                                                                   ------------
DEPOSITORY INSTITUTIONS: 12.40%
   34,000   BANK OF AMERICA CORPORATION                                                                               1,276,360
   41,000   CITIGROUP INCORPORATED                                                                                    1,036,070
   26,500   JPMORGAN CHASE & COMPANY                                                                                  1,262,725
   67,500   WESTERN UNION COMPANY                                                                                     1,552,500
                                                                                                                      5,127,655
                                                                                                                   ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT: 14.08%
   38,000   ANALOG DEVICES INCORPORATED<<                                                                             1,223,980
   50,200   CISCO SYSTEMS INCORPORATED+                                                                               1,287,128
   41,500   GENERAL ELECTRIC COMPANY                                                                                  1,357,050
   59,500   NOVELLUS SYSTEMS INCORPORATED+<<                                                                          1,300,670
   17,400   TYCO ELECTRONICS LIMITED                                                                                    650,934
                                                                                                                      5,819,762
                                                                                                                   ------------
GENERAL MERCHANDISE STORES: 3.90%
   27,800   WAL-MART STORES INCORPORATED                                                                              1,611,844
                                                                                                                   ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 8.70%
   16,700   3M COMPANY                                                                                                1,284,230
   69,300   DELL INCORPORATED+                                                                                        1,291,059
   46,000   INTEL CORPORATION                                                                                         1,023,960
                                                                                                                      3,599,249
                                                                                                                   ------------
INSURANCE CARRIERS: 3.30%
   29,500   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                 1,362,900
                                                                                                                   ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS: 3.73%
   33,000   COVIDIEN LIMITED                                                                                          1,540,770
                                                                                                                   ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 3.56%
   31,500   TYCO INTERNATIONAL LIMITED                                                                                1,473,885
                                                                                                                   ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

LARGE COMPANY CORE FUND

SHARES      SECURITY NAME                                                                                              VALUE
---------   -------------------------------------------------------------------                                    ------------
MISCELLANEOUS RETAIL: 4.79%
   38,500   OFFICE DEPOT INCORPORATED+                                                                             $    488,180
   56,000   STAPLES INCORPORATED                                                                                      1,215,200
    8,000   WALGREEN COMPANY                                                                                            278,800
                                                                                                                      1,982,180
                                                                                                                   ------------
MOTION PICTURES: 3.63%
  101,000   TIME WARNER INCORPORATED                                                                                  1,499,850
                                                                                                                   ------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.44%
   10,000   DISCOVER FINANCIAL SERVICES                                                                                 182,100
                                                                                                                   ------------
OIL & GAS EXTRACTION: 3.78%
   13,800   DEVON ENERGY CORPORATION                                                                                  1,564,920
                                                                                                                   ------------
PETROLEUM REFINING & RELATED INDUSTRIES: 8.27%
   17,900   CHEVRON CORPORATION                                                                                       1,721,085
   19,700   CONOCOPHILLIPS                                                                                            1,697,155
                                                                                                                      3,418,240
                                                                                                                   ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 3.22%
   32,500   MCGRAW-HILL COMPANIES INCORPORATED                                                                        1,332,175
                                                                                                                   ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 6.59%
   27,200   MERRILL LYNCH & COMPANY INCORPORATED                                                                      1,355,376
   28,200   MORGAN STANLEY                                                                                            1,370,520
                                                                                                                      2,725,896
                                                                                                                   ------------
SEMICONDUCTORS: 0.71%
   26,000   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR                                                      292,240
                                                                                                                   ------------
TOTAL COMMON STOCKS (COST $42,608,728)                                                                               40,985,549
                                                                                                                   ------------
COLLATERAL FOR SECURITIES LENDING: 8.15%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.48%
   28,454   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                  28,454
   34,796   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                                    34,796
   73,732   DAILY ASSETS FUND INSTITUTIONAL                                                                              73,732
   61,170   DREYFUS CASH MANAGEMENT FUND                                                                                 61,170
                                                                                                                        198,152
                                                                                                                   ------------

                                                                                           INTEREST    MATURITY
PRINCIPAL                                                                                    RATE        DATE
---------                                                                                  --------   ----------
COLLATERAL INVESTED IN OTHER ASSETS: 7.67%
$  32,869   ALPINE SECURITIZATION CORPORATION++                                                2.78%  05/07/2008         32,853
   11,322   AMSTEL FUNDING CORPORATION                                                         2.93   05/20/2008         11,304
   35,534   AMSTEL FUNDING CORPORATION++                                                       3.05   05/22/2008         35,471
   26,650   AMSTERDAM FUNDING CORPORATION++                                                    2.85   05/05/2008         26,642
   21,054   APRECO LLC++                                                                       2.94   05/28/2008         21,008
   74,532   ASPEN FUNDING CORPORATION++                                                        3.05   05/01/2008         74,532
   17,767   ATLANTIC ASSET SECURITIZATION CORPORATION                                          2.87   05/13/2008         17,750
   22,208   BANCO SANTANDER TOTTA LOAN+++/-                                                    2.73   10/15/2008         22,189
   60,792   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $60,795)                                                        2.00   05/01/2008         60,792
   67,796   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $67,801)                                                        2.47   05/01/2008         67,796
   22,208   BANK OF IRELAND+++/-                                                               3.06   10/14/2008         22,197

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

LARGE COMPANY CORE FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL   SECURITY NAME                                                                    RATE        DATE          VALUE
---------   -------------------------------------------------------------------            --------   ----------   ------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  35,534   BANK OF SCOTLAND PLC                                                               2.80%  05/29/2008   $     35,456
  238,460   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
               VALUE $238,473)                                                                 2.00   05/01/2008        238,460
   17,767   BRYANT BANK FUNDING LLC++                                                          2.89   05/27/2008         17,730
   18,251   CANCARA ASSET SECURITIZATION LIMITED++                                             2.96   05/28/2008         18,211
   17,767   CHARIOT FUNDING LLC++                                                              2.70   05/14/2008         17,749
   17,767   CHARIOT FUNDING LLC++                                                              2.76   05/29/2008         17,729
   47,121   CHEYNE FINANCE LLC+++/-/\/\(A)(I)                                                  6.40   02/25/2008         33,927
   36,240   CHEYNE FINANCE LLC+++/-/\/\(A)(I)                                                  6.48   05/19/2008         26,093
   11,322   CIESCO LLC++                                                                       2.90   05/21/2008         11,305
   26,206   CITIBANK OMNI MASTER TRUST++                                                       3.16   05/30/2008         26,140
   88,923   CLIPPER RECEIVABLES CORPORATION                                                    3.02   05/01/2008         88,923
   66,625   CULLINAN FINANCE CORPORATION+++/-                                                  2.51   08/04/2008         66,476
  238,460   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $238,473)                                                       2.00   05/01/2008        238,460
   35,534   ERASMUS CAPITAL CORPORATION++                                                      2.96   05/22/2008         35,472
   62,361   FAIRWAY FINANCE CORPORATION++                                                      2.90   05/05/2008         62,341
   17,767   FALCON ASSET SECURITIZATION CORPORATION++                                          2.71   05/12/2008         17,752
   17,767   FALCON ASSET SECURITIZATION CORPORATION++                                          2.76   05/28/2008         17,730
   88,834   FIVE FINANCE INCORPORATED+++/-                                                     2.66   07/09/2008         88,505
   71,067   GALLEON CAPITAL LLC++                                                              2.90   05/21/2008         70,953
   73,643   GEMINI SECURITIZATION INCORPORATED++                                               2.90   05/06/2008         73,614
   88,834   GRAMPIAN FUNDING LIMITED++                                                         2.84   05/19/2008         88,708
   57,742   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                                      2.79   10/16/2008         57,742
   39,975   JUPITER SECURITIZATION CORPORATION++                                               2.71   05/09/2008         39,951
   64,088   KITTY HAWK FUNDING CORPORATION++                                                   2.80   05/06/2008         64,063
   44,417   LIBERTY STREET FUNDING CORPORATION++                                               2.95   05/01/2008         44,417
   44,417   LINKS FINANCE LLC+++/-                                                             2.52   08/15/2008         44,186
   71,067   MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT -
               102% COLLATERALIZED (MATURITY VALUE $71,072)                                    2.40   05/01/2008         71,067
   18,693   MONT BLANC CAPITAL CORPORATION++                                                   2.80   05/16/2008         18,672
   17,767   MONT BLANC CAPITAL CORPORATION++                                                   2.96   05/27/2008         17,730
    4,109   MORGAN STANLEY+/-                                                                  2.84   10/15/2008          4,105
   40,273   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $40,275)                                                        2.00   05/01/2008         40,273
   81,283   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $81,288)                                                        2.41   05/01/2008         81,283
   35,534   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                          2.90   05/16/2008         35,491
   44,417   NORTHERN ROCK PLC+++/-                                                             2.79   10/03/2008         44,180
   40,864   OLD LINE FUNDING CORPORATION++                                                     2.80   05/02/2008         40,860
   25,899   PARK AVENUE RECEIVABLES CORPORATION++                                              2.76   05/30/2008         25,841
   42,418   PICAROS FUNDING LLC++                                                              2.60   05/06/2008         42,403
   17,767   PRUDENTIAL PLC++                                                                   2.88   05/28/2008         17,729
   71,067   RANGER FUNDING CORPORATION++                                                       2.90   05/02/2008         71,061
   36,289   REGENCY MARKETS #1 LLC++                                                           2.97   05/20/2008         36,232
   35,534   SCALDIS CAPITAL LIMITED++                                                          2.99   05/23/2008         35,469
   12,437   SHEFFIELD RECEIVABLES CORPORATION++                                                2.72   05/07/2008         12,431
   22,208   SHEFFIELD RECEIVABLES CORPORATION++                                                2.85   05/21/2008         22,173
   17,767   SLM CORPORATION+++/-                                                               2.73   05/12/2008         17,758
   92,387   SOLITAIRE FUNDING LLC++                                                            2.82   05/06/2008         92,351
   27,539   STANFIELD VICTORIA FUNDING LLC+++/-/\/\(A)(I)                                      5.27   04/03/2008         24,553
   44,417   STANFIELD VICTORIA FUNDING LLC+++/-/\/\(A)(I)                                      5.47   02/15/2008         39,602
   17,767   SWEDBANK MORTGAGE AB                                                               2.95   05/27/2008         17,729
   31,092   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                               2.85   05/09/2008         31,072
   40,507   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                                 3.00   05/15/2008         40,459
   22,208   TULIP FUNDING CORPORATION++                                                        2.88   05/30/2008         22,157
  133,251   UBS FINANCE (DELAWARE) LLC                                                         2.76   05/08/2008        133,180
   22,208   UNICREDITO ITALIANO BANK (IRELAND)+++/-                                            2.74   10/14/2008         22,195
   22,208   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                                 2.76   10/08/2008         22,197
   38,199   VICTORIA FINANCE LLC+++/-/\/\(A)(I)                                                2.60   07/28/2008         34,058
   22,208   VICTORIA FINANCE LLC+++/-/\/\(A)(I)                                                2.84   08/07/2008         19,801
   44,417   WHITE PINE FINANCE LLC+++/-/\/\(A)(I)                                              5.43   02/22/2008         40,730

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

LARGE COMPANY CORE FUND

                                                                                           INTEREST    MATURITY
PRINCIPAL   SECURITY NAME                                                                    RATE        DATE          VALUE
---------   -------------------------------------------------------------------            --------   ----------   ------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  62,184   WINDMILL FUNDING CORPORATION++                                                     2.88%  05/05/2008   $     62,162
                                                                                                                      3,171,631
                                                                                                                   ------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $3,400,946)                                                             3,369,783
                                                                                                                   ------------

SHARES
---------
SHORT-TERM INVESTMENTS: 0.72%
  295,184   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                                 295,184
                                                                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS (COST $295,184)                                                                            295,184
                                                                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $46,304,858)*                                                               108.00%                          $ 44,650,516
OTHER ASSETS AND LIABILITIES, NET                                                  (8.00)                            (3,305,658)
                                                                                  ------                           ------------
TOTAL NET ASSETS                                                                  100.00%                          $ 41,344,858
                                                                                  ------                           ------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

/\/\ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $295,184.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

U.S. VALUE FUND

SHARES        SECURITY NAME                                                                                          VALUE
-----------   ---------------------------------------------------------------                                    ------------
COMMON STOCKS: 91.45%
APPAREL & ACCESSORY STORES: 0.17%
     15,900   GAP INCORPORATED                                                                                   $    296,058
                                                                                                                 ------------
BIOPHARMACEUTICALS: 0.02%
      2,000   PDL BIOPHARMA INCORPORATED+                                                                              26,520
                                                                                                                 ------------
BUSINESS SERVICES: 3.33%
      1,000   EBAY INCORPORATED+                                                                                       31,290
      5,000   ELECTRONIC ARTS INCORPORATED+                                                                           257,350
     88,000   ELECTRONIC DATA SYSTEMS CORPORATION                                                                   1,633,280
    118,000   MICROSOFT CORPORATION                                                                                 3,365,360
     22,000   SYMANTEC CORPORATION+<<                                                                                 378,840
                                                                                                                    5,666,120
                                                                                                                 ------------
CHEMICALS & ALLIED PRODUCTS: 8.50%
      8,400   AMGEN INCORPORATED+                                                                                     351,708
        290   BASF AG ADR                                                                                              41,245
     60,000   BRISTOL-MYERS SQUIBB COMPANY                                                                          1,318,200
     84,000   DOW CHEMICAL COMPANY                                                                                  3,372,600
     50,631   E.I. DU PONT DE NEMOURS & COMPANY                                                                     2,476,362
    262,000   PFIZER INCORPORATED                                                                                   5,268,820
     90,000   SCHERING-PLOUGH CORPORATION                                                                           1,656,900
                                                                                                                   14,485,835
                                                                                                                 ------------
COMMUNICATIONS: 5.64%
    106,800   AT&T INCORPORATED                                                                                     4,134,228
    130,000   COMCAST CORPORATION CLASS A                                                                           2,671,500
     27,300   IAC/INTERACTIVECORP+                                                                                    568,113
        464   LIBERTY MEDIA CORPORATION ENTERTAINMENT CLASS A+                                                         12,041
        116   LIBERTY MEDIA CORPORATION CAPITAL SERIES A+                                                               1,783
      1,000   LIBERTY MEDIA CORPORATION INTERACTIVE SERIES A+                                                          15,130
    277,000   SPRINT NEXTEL CORPORATION<<                                                                           2,213,230
                                                                                                                    9,616,025
                                                                                                                 ------------
COMPUTER TECHNOLOGIES: 0.23%
     16,966   METAVANTE TECHNOLOGIES INCORPORATED+                                                                    399,889
                                                                                                                 ------------
DEPOSITORY INSTITUTIONS: 10.49%
      9,018   BANCO BILBAO VIZCAYA ARGENTARIA SA ADR                                                                  206,693
    106,000   BANK OF AMERICA CORPORATION                                                                           3,979,240
      1,943   BANK OF NEW YORK MELLON CORPORATION                                                                      84,579
     40,000   BB&T CORPORATION<<                                                                                    1,371,600
    123,000   CITIGROUP INCORPORATED                                                                                3,108,210
     84,000   JPMORGAN CHASE & COMPANY                                                                              4,002,600
     11,000   KEYCORP<<                                                                                               265,430
      1,900   M&T BANK CORPORATION<<                                                                                  177,137
     50,898   MARSHALL & ILSLEY CORPORATION                                                                         1,271,432
     14,000   PNC FINANCIAL SERVICES GROUP                                                                            970,900
     13,000   REGIONS FINANCIAL CORPORATION<<                                                                         284,960
     10,000   SUNTRUST BANKS INCORPORATED                                                                             557,500
     47,000   US BANCORP                                                                                            1,592,830
                                                                                                                   17,873,111
                                                                                                                 ------------
ELECTRIC, GAS & SANITARY SERVICES: 1.20%
      6,600   PROGRESS ENERGY INCORPORATED                                                                            277,134

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

U.S. VALUE FUND

SHARES        SECURITY NAME                                                                                          VALUE
-----------   ---------------------------------------------------------------                                    ------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
     49,000   WASTE MANAGEMENT INCORPORATED                                                                      $  1,768,900
                                                                                                                    2,046,034
                                                                                                                 ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT: 11.56%
    350,000   GENERAL ELECTRIC COMPANY                                                                             11,445,000
    138,000   MOLEX INCORPORATED CLASS A                                                                            3,576,960
    168,000   MOTOROLA INCORPORATED                                                                                 1,673,280
    103,000   TEXAS INSTRUMENTS INCORPORATED                                                                        3,003,480
                                                                                                                   19,698,720
                                                                                                                 ------------
FOOD & KINDRED PRODUCTS: 15.72%
     13,000   ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                   639,600
     15,000   COCA-COLA ENTERPRISES INCORPORATED                                                                      337,500
     60,000   CONAGRA FOODS INCORPORATED                                                                            1,413,600
    221,900   KRAFT FOODS INCORPORATED CLASS A                                                                      7,018,697
      2,000   SARA LEE CORPORATION                                                                                     29,020
    126,100   THE COCA-COLA COMPANY                                                                                 7,423,507
    126,000   THE HERSHEY COMPANY<<                                                                                 4,709,880
     73,233   TOOTSIE ROLL INDUSTRIES INCORPORATED<<                                                                1,781,759
     45,000   WM. WRIGLEY JR. COMPANY                                                                               3,427,200
                                                                                                                   26,780,763
                                                                                                                 ------------
FURNITURE & FIXTURES: 0.01%
      1,000   NEWELL RUBBERMAID INCORPORATED                                                                           20,530
                                                                                                                 ------------
HOLDING & OTHER INVESTMENT OFFICES: 0.14%
     10,000   DISCOVERY HOLDING COMPANY CLASS A+                                                                      231,600
                                                                                                                 ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.70%
    182,000   APPLIED MATERIALS INCORPORATED                                                                        3,396,120
    165,000   INTEL CORPORATION                                                                                     3,672,900
      7,500   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                             905,250
      1,000   PALL CORPORATION                                                                                         34,770
                                                                                                                    8,009,040
                                                                                                                 ------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.21%
     13,000   MARSH & MCLENNAN COMPANIES INCORPORATED                                                                 358,670
                                                                                                                 ------------
INSURANCE CARRIERS: 4.86%
     17,800   ALLSTATE CORPORATION                                                                                    896,408
     52,000   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                             2,402,400
     15,000   CHUBB CORPORATION                                                                                       794,550
     10,000   LINCOLN NATIONAL CORPORATION                                                                            537,600
        930   METLIFE INCORPORATED<<                                                                                   56,591
    195,000   THE PROGRESSIVE CORPORATION                                                                           3,547,050
      1,000   THE TRAVELERS COMPANIES INCORPORATED                                                                     50,400
                                                                                                                    8,284,999
                                                                                                                 ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
    OPTICAL GOODS: 1.03%
    106,000   BOSTON SCIENTIFIC CORPORATION+                                                                        1,412,980
      6,800   COVIDIEN LIMITED                                                                                        317,492
      1,000   EASTMAN KODAK COMPANY<<                                                                                  17,890
                                                                                                                    1,748,362
                                                                                                                 ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

U.S. VALUE FUND

SHARES        SECURITY NAME                                                                                          VALUE
-----------   ---------------------------------------------------------------                                    ------------
MEDICAL EQUIPMENT & SUPPLIES: 0.01%
        500   ST. JUDE MEDICAL INCORPORATED                                                                      $     21,890
                                                                                                                 ------------
METAL MINING: 0.30%
      5,900   BARRICK GOLD CORPORATION                                                                                227,858
      6,400   NEWMONT MINING CORPORATION                                                                              282,944
                                                                                                                      510,802
                                                                                                                 ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.44%
     52,500   TYCO INTERNATIONAL LIMITED                                                                            2,456,475
                                                                                                                 ------------
MISCELLANEOUS RETAIL: 1.84%
     90,000   WALGREEN COMPANY                                                                                      3,136,500
                                                                                                                 ------------
MOTION PICTURES: 3.66%
     56,000   TIME WARNER CABLE INCORPORATED+                                                                       1,568,000
    231,000   TIME WARNER INCORPORATED                                                                              3,430,350
     38,000   WALT DISNEY COMPANY                                                                                   1,232,340
                                                                                                                    6,230,690
                                                                                                                 ------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.94%
    69,000    AMERICAN EXPRESS COMPANY                                                                              3,313,380
                                                                                                                 ------------
OIL & GAS EXTRACTION: 2.22%
     45,000   TOTAL SA ADR<<                                                                                        3,780,000
                                                                                                                 ------------
PAPER & ALLIED PRODUCTS: 0.02%
      1,000   MEADWESTVACO CORPORATION                                                                                 26,300
                                                                                                                 ------------
PETROLEUM REFINING & RELATED INDUSTRIES: 6.90%
     55,000   CHEVRON CORPORATION                                                                                   5,288,250
     69,500   EXXON MOBIL CORPORATION                                                                               6,468,365
                                                                                                                   11,756,615
                                                                                                                 ------------
PRIMARY METAL INDUSTRIES: 0.02%
      1,000   ALCOA INCORPORATED                                                                                       34,780
                                                                                                                 ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.94%
     30,000   CBS CORPORATION CLASS B                                                                                 692,100
     26,200   GANNETT COMPANY INCORPORATED                                                                            749,844
      4,000   VIACOM INCORPORATED CLASS B+<<                                                                          153,760
                                                                                                                    1,595,704
                                                                                                                 ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.04%
      5,600   GOLDMAN SACHS GROUP INCORPORATED                                                                      1,071,672
     22,800   LEGG MASON INCORPORATED                                                                               1,374,384
     20,000   MERRILL LYNCH & COMPANY INCORPORATED                                                                    996,600
        500   MORGAN STANLEY                                                                                           24,300
                                                                                                                    3,466,956
                                                                                                                 ------------
TRANSPORTATION EQUIPMENT: 0.21%
      2,000   GENERAL DYNAMICS CORPORATION                                                                            180,840
      1,000   LOCKHEED MARTIN CORPORATION                                                                             106,040
      1,000   UNITED TECHNOLOGIES CORPORATION                                                                          72,470
                                                                                                                      359,350
                                                                                                                 ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

U.S. VALUE FUND

SHARES        SECURITY NAME                                                                                          VALUE
-----------   ---------------------------------------------------------------                                    ------------
WHOLESALE TRADE NON-DURABLE GOODS: 2.10%
    117,000   SYSCO CORPORATION                                                                                  $  3,576,684
                                                                                                                 ------------
TOTAL COMMON STOCKS (COST $145,661,898)                                                                           155,808,402
                                                                                                                 ------------
COLLATERAL FOR SECURITIES LENDING: 6.14%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.36%
     88,370   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                              88,370
    108,067   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                               108,067
    228,993   DAILY ASSETS FUND INSTITUTIONAL                                                                         228,993
    189,978   DREYFUS CASH MANAGEMENT FUND                                                                            189,978
                                                                                                                      615,408
                                                                                                                 ------------

                                                                                         INTEREST    MATURITY
PRINCIPAL                                                                                  RATE        DATE
-----------                                                                              --------   ----------
COLLATERAL INVESTED IN OTHER ASSETS: 5.78%
$   102,081   ALPINE SECURITIZATION CORPORATION++                                            2.78%  05/07/2008        102,034
     35,163   AMSTEL FUNDING CORPORATION                                                     2.93   05/20/2008         35,109
    110,358   AMSTEL FUNDING CORPORATION++                                                   3.05   05/22/2008        110,163
     82,769   AMSTERDAM FUNDING CORPORATION++                                                2.85   05/05/2008         82,742
     65,387   APRECO LLC++                                                                   2.94   05/28/2008         65,244
    231,476   ASPEN FUNDING CORPORATION++                                                    3.05   05/01/2008        231,476
     55,179   ATLANTIC ASSET SECURITIZATION CORPORATION                                      2.87   05/13/2008         55,126
     68,974   BANCO SANTANDER TOTTA LOAN+++/-                                                2.73   10/15/2008         68,912
    188,804   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $188,814)                                                      2.00   05/01/2008        188,804
    210,558   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $210,572)                                                      2.47   05/01/2008        210,558
     68,974   BANK OF IRELAND+++/-                                                           3.06   10/14/2008         68,938
    110,358   BANK OF SCOTLAND PLC                                                           2.80   05/29/2008        110,119
    740,595   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $740,636)                                                                2.00   05/01/2008        740,595
     55,179   BRYANT BANK FUNDING LLC++                                                      2.89   05/27/2008         55,064
     56,683   CANCARA ASSET SECURITIZATION LIMITED++                                         2.96   05/28/2008         56,557
     55,179   CHARIOT FUNDING LLC++                                                          2.70   05/14/2008         55,125
     55,179   CHARIOT FUNDING LLC++                                                          2.76   05/29/2008         55,061
    146,346   CHEYNE FINANCE LLC+++/-/\/\(A)(I)                                              6.40   02/25/2008        105,369
    112,552   CHEYNE FINANCE LLC+++/-/\/\(A)(I)                                              6.48   05/19/2008         81,037
     35,163   CIESCO LLC++                                                                   2.90   05/21/2008         35,109
     81,389   CITIBANK OMNI MASTER TRUST++                                                   3.16   05/30/2008         81,183
    276,171   CLIPPER RECEIVABLES CORPORATION                                                3.02   05/01/2008        276,171
    206,922   CULLINAN FINANCE CORPORATION+++/-                                              2.51   08/04/2008        206,458
    740,595   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $740,636)                                                      2.00   05/01/2008        740,595
    110,358   ERASMUS CAPITAL CORPORATION++                                                  2.96   05/22/2008        110,168
    193,679   FAIRWAY FINANCE CORPORATION++                                                  2.90   05/05/2008        193,616
     55,179   FALCON ASSET SECURITIZATION CORPORATION++                                      2.71   05/12/2008         55,133
     55,179   FALCON ASSET SECURITIZATION CORPORATION++                                      2.76   05/28/2008         55,065
    275,896   FIVE FINANCE INCORPORATED+++/-                                                 2.66   07/09/2008        274,874
    220,716   GALLEON CAPITAL LLC++                                                          2.90   05/21/2008        220,361
    228,717   GEMINI SECURITIZATION INCORPORATED++                                           2.90   05/06/2008        228,625
    275,896   GRAMPIAN FUNDING LIMITED++                                                     2.84   05/19/2008        275,504
    179,332   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                                  2.79   10/16/2008        179,332
    124,153   JUPITER SECURITIZATION CORPORATION++                                           2.71   05/09/2008        124,078
    199,042   KITTY HAWK FUNDING CORPORATION++                                               2.80   05/06/2008        198,965
    137,948   LIBERTY STREET FUNDING CORPORATION++                                           2.95   05/01/2008        137,948
    137,948   LINKS FINANCE LLC+++/-                                                         2.52   08/15/2008        137,229
    220,716   MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT -
              102% COLLATERALIZED (MATURITY VALUE $220,731)                                  2.40   05/01/2008        220,716
     58,057   MONT BLANC CAPITAL CORPORATION++                                               2.80   05/16/2008         57,989
     55,179   MONT BLANC CAPITAL CORPORATION++                                               2.96   05/27/2008         55,064
     12,760   MORGAN STANLEY+/-                                                              2.84   10/15/2008         12,750

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

U.S. VALUE FUND

                                                                                         INTEREST    MATURITY
PRINCIPAL                                                                                  RATE        DATE          VALUE
-----------                                                                              --------   ----------   ------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   125,077   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $125,084)                                                      2.00%  05/01/2008   $    125,077
    252,444   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $252,461)                                                      2.41   05/01/2008        252,444
    110,358   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                      2.90   05/16/2008        110,226
    137,948   NORTHERN ROCK PLC+++/-                                                         2.79   10/03/2008        137,211
    126,912   OLD LINE FUNDING CORPORATION++                                                 2.80   05/02/2008        126,902
     80,435   PARK AVENUE RECEIVABLES CORPORATION++                                          2.76   05/30/2008         80,256
    131,740   PICAROS FUNDING LLC++                                                          2.60   05/06/2008        131,693
     55,179   PRUDENTIAL PLC++                                                               2.88   05/28/2008         55,060
    220,716   RANGER FUNDING CORPORATION++                                                   2.90   05/02/2008        220,699
    112,703   REGENCY MARKETS #1 LLC++                                                       2.97   05/20/2008        112,527
    110,358   SCALDIS CAPITAL LIMITED++                                                      2.99   05/23/2008        110,157
     38,625   SHEFFIELD RECEIVABLES CORPORATION++                                            2.72   05/07/2008         38,608
     68,974   SHEFFIELD RECEIVABLES CORPORATION++                                            2.85   05/21/2008         68,865
     55,179   SLM CORPORATION+++/-                                                           2.73   05/12/2008         55,151
    286,931   SOLITAIRE FUNDING LLC++                                                        2.82   05/06/2008        286,819
     85,528   STANFIELD VICTORIA FUNDING LLC+++/-/\/\(A)(I)                                  5.27   04/03/2008         76,256
    137,948   STANFIELD VICTORIA FUNDING LLC+++/-/\/\(A)(I)                                  5.47   02/15/2008        122,994
     55,179   SWEDBANK MORTGAGE AB                                                           2.95   05/27/2008         55,062
     96,563   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                           2.85   05/09/2008         96,502
    125,803   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                             3.00   05/15/2008        125,656
     68,974   TULIP FUNDING CORPORATION++                                                    2.88   05/30/2008         68,814
    413,843   UBS FINANCE (DELAWARE) LLC                                                     2.76   05/08/2008        413,622
     68,974   UNICREDITO ITALIANO BANK (IRELAND)+++/-                                        2.74   10/14/2008         68,931
     68,974   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                             2.76   10/08/2008         68,937
    118,635   VICTORIA FINANCE LLC+++/-/\/\(A)(I)                                            2.60   07/28/2008        105,775
     68,974   VICTORIA FINANCE LLC+++/-/\/\(A)(I)                                            2.84   08/07/2008         61,497
    137,948   WHITE PINE FINANCE LLC+++/-/\/\(A)(I)                                          5.43   02/22/2008        126,498
    193,127   WINDMILL FUNDING CORPORATION++                                                 2.88   05/05/2008        193,069
                                                                                                                    9,850,274
                                                                                                                 ------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $10,565,971)                                                         10,465,682
                                                                                                                 ------------
SHARES
SHORT-TERM INVESTMENTS: 8.55%
 14,558,558   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                          14,558,558
TOTAL SHORT-TERM INVESTMENTS (COST $14,558,558)                                                                    14,558,558
                                                                                                                 ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $170,786,427)*                                                            106.14%                          $180,832,642
OTHER ASSETS AND LIABILITIES, NET                                                (6.14)                           (10,463,587)
                                                                                ------                           ------------
TOTAL NET ASSETS                                                                100.00%                          $170,369,055
                                                                                ------                           ------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

/\/\ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $14,558,558

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

CAPITAL GROWTH FUND

SHARES        SECURITY NAME                                                                                              VALUE
-----------   ------------------------------------------------------------------                                    --------------
COMMON STOCKS: 97.98%
AEROSPACE, DEFENSE: 1.38%
    585,540   BE AEROSPACE INCORPORATED+                                                                            $   23,632,394
                                                                                                                    --------------
BIOPHARMACEUTICALS: 6.54%
    597,950   CELGENE CORPORATION+<<                                                                                    37,156,613
    799,379   GILEAD SCIENCES INCORPORATED+<<                                                                           41,375,857
    708,200   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR<<                                                              33,129,596
                                                                                                                       111,662,066
                                                                                                                    --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.91%
    616,450   LOWE'S COMPANIES INCORPORATED                                                                             15,528,376
                                                                                                                    --------------
BUSINESS SERVICES: 9.14%
    645,800   ADOBE SYSTEMS INCORPORATED+                                                                               24,081,882
  1,271,186   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                       40,995,749
     96,495   GOOGLE INCORPORATED CLASS A+                                                                              55,416,114
    127,800   MASTERCARD INCORPORATED CLASS A<<                                                                         35,548,848
                                                                                                                       156,042,593
                                                                                                                    --------------
CHEMICALS & ALLIED PRODUCTS: 1.47%
    275,650   PRAXAIR INCORPORATED<<                                                                                    25,169,602
                                                                                                                    --------------
COMMUNICATIONS: 7.94%
    475,989   AMERICA MOVIL SAB DE C.V. ADR SERIES L                                                                    27,588,322
    589,500   AMERICAN TOWER CORPORATION CLASS A+                                                                       25,596,090
    908,566   DIRECTV GROUP INCORPORATED+                                                                               22,387,066
    259,073   EQUINIX INCORPORATED+<<                                                                                   23,425,381
    799,867   NII HOLDINGS INCORPORATED+                                                                                36,585,917
                                                                                                                       135,582,776
                                                                                                                    --------------
DEPOSITORY INSTITUTIONS: 2.47%
    342,000   JPMORGAN CHASE & COMPANY                                                                                  16,296,300
    357,850   STATE STREET CORPORATION                                                                                  25,815,299
                                                                                                                        42,111,599
                                                                                                                    --------------
E-COMMERCE/SERVICES: 3.41%
    426,944   AMAZON.COM INCORPORATED+<<                                                                                33,570,607
    193,550   PRICELINE.COM INCORPORATED+<<                                                                             24,704,722
                                                                                                                        58,275,329
                                                                                                                    --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 7.53%
    490,500   BROADCOM CORPORATION CLASS A+<<                                                                           12,733,380
  1,335,100   CISCO SYSTEMS INCORPORATED+<<                                                                             34,231,964
    114,492   FIRST SOLAR INCORPORATED+                                                                                 33,430,519
    340,600   MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                   21,447,582
  1,296,750   NVIDIA CORPORATION+                                                                                       26,648,213
                                                                                                                       128,491,658
                                                                                                                    --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.92%
    545,600   KBR INCORPORATED                                                                                          15,735,104
                                                                                                                    --------------
FOOD & KINDRED PRODUCTS: 1.64%
    634,450   ARCHER DANIELS MIDLAND COMPANY                                                                            27,953,867
                                                                                                                    --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

CAPITAL GROWTH FUND

SHARES        SECURITY NAME                                                                                              VALUE
-----------   ------------------------------------------------------------------                                    --------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 1.31%
    416,630   MCDERMOTT INTERNATIONAL INCORPORATED+<<                                                               $   22,323,035
                                                                                                                    --------------
HOLDING & OTHER INVESTMENT OFFICES: 0.51%
    130,350   EXTERRAN HOLDINGS INCORPORATED+<<                                                                          8,706,077
                                                                                                                    --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 13.49%
    352,739   APPLE INCORPORATED+                                                                                       61,358,949
    964,500   APPLIED MATERIALS INCORPORATED                                                                            17,997,570
    561,120   CUMMINS INCORPORATED                                                                                      35,154,168
    143,250   DEERE & COMPANY                                                                                           12,043,028
    313,050   GAMESTOP CORPORATION CLASS A+                                                                             17,230,272
    886,050   HEWLETT-PACKARD COMPANY                                                                                   41,068,418
    374,200   RESEARCH IN MOTION LIMITED+                                                                               45,513,946
                                                                                                                       230,366,351
                                                                                                                    --------------
INSURANCE CARRIERS: 1.85%
    519,050   METLIFE INCORPORATED<<                                                                                    31,584,193
                                                                                                                    --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS: 3.72%
    185,700   C.R. BARD INCORPORATED<<                                                                                  17,487,369
    794,300   THERMO FISHER SCIENTIFIC INCORPORATED+                                                                    45,966,141
                                                                                                                        63,453,510
                                                                                                                    --------------
MEDICAL PRODUCTS: 0.64%
    194,280   ALLERGAN INCORPORATED                                                                                     10,951,564
                                                                                                                    --------------
METAL MINING: 2.59%
    114,700   CLEVELAND CLIFFS INCORPORATED<<                                                                           18,397,880
    226,500   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<                                                     25,764,375
                                                                                                                        44,162,255
                                                                                                                    --------------
MISCELLANEOUS RETAIL: 5.13%
    278,450   COSTCO WHOLESALE CORPORATION                                                                              19,839,563
  1,676,280   CVS CAREMARK CORPORATION                                                                                  67,671,424
                                                                                                                        87,510,987
                                                                                                                    --------------
OIL & GAS EXTRACTION: 8.51%
    662,600   CHESAPEAKE ENERGY CORPORATION<<                                                                           34,256,420
    250,700   SCHLUMBERGER LIMITED<<                                                                                    25,207,885
    396,142   TRANSOCEAN INCORPORATED+<<                                                                                58,415,099
    339,223   WEATHERFORD INTERNATIONAL LIMITED+                                                                        27,365,119
                                                                                                                       145,244,523
                                                                                                                    --------------
PIPELINES: 2.02%
    972,160   THE WILLIAMS COMPANIES INCORPORATED<<                                                                     34,511,680
                                                                                                                    --------------
PRIMARY METAL INDUSTRIES: 2.97%
    369,450   ARCELOR MITTAL<<                                                                                          32,914,301
    151,700   PRECISION CASTPARTS CORPORATION                                                                           17,833,852
                                                                                                                        50,748,153
                                                                                                                    --------------
RAILROAD TRANSPORTATION: 1.04%
    122,457   UNION PACIFIC CORPORATION                                                                                 17,779,532
                                                                                                                    --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

CAPITAL GROWTH FUND

SHARES        SECURITY NAME                                                                                              VALUE
-----------   ------------------------------------------------------------------                                    --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.78%
     69,200   GOLDMAN SACHS GROUP INCORPORATED                                                                      $   13,242,804
                                                                                                                    --------------
SOCIAL SERVICES: 2.30%
  1,278,350   ABB LIMITED ADR                                                                                           39,206,995
                                                                                                                    --------------
TRANSPORTATION EQUIPMENT: 7.77%
    250,700  BOEING COMPANY                                                                                             21,274,402
    307,728  GENERAL DYNAMICS CORPORATION                                                                               27,824,766
    349,250  GOODRICH CORPORATION                                                                                       23,801,388
    486,050  TEXTRON INCORPORATED                                                                                       29,653,911
    416,050  UNITED TECHNOLOGIES CORPORATION                                                                            30,151,137
                                                                                                                       132,705,604
                                                                                                                    --------------
TOTAL COMMON STOCKS (COST $1,580,800,848)                                                                            1,672,682,627
                                                                                                                    --------------
COLLATERAL FOR SECURITIES LENDING: 14.33%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.84%
  2,065,729   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                2,065,729
  2,526,149   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                                  2,526,149
  5,352,913   DAILY ASSETS FUND INSTITUTIONAL                                                                            5,352,913
  4,440,902   DREYFUS CASH MANAGEMENT FUND                                                                               4,440,902
                                                                                                                        14,385,693
                                                                                                                    --------------

                                                                                            INTEREST    MATURITY
PRINCIPAL                                                                                     RATE        DATE
-----------                                                                                 --------   ----------
COLLATERAL INVESTED IN OTHER ASSETS: 13.49%
$ 2,386,238   ALPINE SECURITIZATION CORPORATION++                                               2.78%  05/07/2008        2,385,133
    821,962   AMSTEL FUNDING CORPORATION                                                        2.93   05/20/2008          820,691
  2,579,717   AMSTEL FUNDING CORPORATION++                                                      3.05   05/22/2008        2,575,143
  1,934,788   AMSTERDAM FUNDING CORPORATION++                                                   2.85   05/05/2008        1,934,175
  1,528,482   APRECO LLC++                                                                      2.94   05/28/2008        1,525,143
  5,410,957   ASPEN FUNDING CORPORATION++                                                       3.05   05/01/2008        5,410,957
  1,289,859   ATLANTIC ASSET SECURITIZATION CORPORATION                                         2.87   05/13/2008        1,288,625
  1,612,323   BANCO SANTANDER TOTTA LOAN+++/-                                                   2.73   10/15/2008        1,610,877
  4,413,445   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 (MATURITY VALUE $4,413,690)                                                    2.00   05/01/2008        4,413,445
  4,921,972   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 (MATURITY VALUE $4,922,310)                                                    2.47   05/01/2008        4,921,972
  1,612,323   BANK OF IRELAND+++/-                                                              3.06   10/14/2008        1,611,485
  2,579,717   BANK OF SCOTLAND PLC                                                              2.80   05/29/2008        2,574,119
 17,312,031   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                 VALUE $17,312,993)                                                             2.00   05/01/2008       17,312,031
  1,289,859   BRYANT BANK FUNDING LLC++                                                         2.89   05/27/2008        1,287,176
  1,325,007   CANCARA ASSET SECURITIZATION LIMITED++                                            2.96   05/28/2008        1,322,076
  1,289,859   CHARIOT FUNDING LLC++                                                             2.70   05/14/2008        1,288,601
  1,289,859   CHARIOT FUNDING LLC++                                                             2.76   05/29/2008        1,287,100
  3,420,967   CHEYNE FINANCE LLC+++/-/\/\(A)(I)                                                 6.40   02/25/2008        2,463,096
  2,630,998   CHEYNE FINANCE LLC+++/-/\/\(A)(I)                                                 6.48   05/19/2008        1,894,319
    821,962   CIESCO LLC++                                                                      2.90   05/21/2008          820,707
  1,902,542   CITIBANK OMNI MASTER TRUST++                                                      3.16   05/30/2008        1,897,714
  6,455,743   CLIPPER RECEIVABLES CORPORATION                                                   3.02   05/01/2008        6,455,743
  4,836,970   CULLINAN FINANCE CORPORATION+++/-                                                 2.51   08/04/2008        4,826,140
 17,312,031   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 (MATURITY VALUE $17,312,993)                                                   2.00   05/01/2008       17,312,031
  2,579,717   ERASMUS CAPITAL CORPORATION++                                                     2.96   05/22/2008        2,575,278
  4,527,404   FAIRWAY FINANCE CORPORATION++                                                     2.90   05/05/2008        4,525,945
  1,289,859   FALCON ASSET SECURITIZATION CORPORATION++                                         2.71   05/12/2008        1,288,791
  1,289,859   FALCON ASSET SECURITIZATION CORPORATION++                                         2.76   05/28/2008        1,287,198
  6,449,293   FIVE FINANCE INCORPORATED+++/-                                                    2.66   07/09/2008        6,425,411

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

CAPITAL GROWTH FUND

                                                                                            INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                                   RATE        DATE           VALUE
-----------   ------------------------------------------------------------------            --------   ----------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$ 5,159,435   GALLEON CAPITAL LLC++                                                             2.90%  05/21/2008   $    5,151,122
  5,346,464   GEMINI SECURITIZATION INCORPORATED++                                              2.90   05/06/2008        5,344,311
  6,449,293   GRAMPIAN FUNDING LIMITED++                                                        2.84   05/19/2008        6,440,135
  4,192,041   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                                     2.79   10/16/2008        4,192,041
  2,902,182   JUPITER SECURITIZATION CORPORATION++                                              2.71   05/09/2008        2,900,434
  4,652,778   KITTY HAWK FUNDING CORPORATION++                                                 2.80   05/06/2008        4,650,969
  3,224,647   LIBERTY STREET FUNDING CORPORATION++                                              2.95   05/01/2008        3,224,647
  3,224,647   LINKS FINANCE LLC+++/-                                                            2.52   08/15/2008        3,207,856
  5,159,435   MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED (MATURITY VALUE $5,159,779)                                     2.40   05/01/2008        5,159,435
  1,357,125   MONT BLANC CAPITAL CORPORATION++                                                  2.80   05/16/2008        1,355,541
  1,289,859   MONT BLANC CAPITAL CORPORATION++                                                  2.96   05/27/2008        1,287,157
    298,280   MORGAN STANLEY+/-                                                                 2.84   10/15/2008          298,042
  2,923,787   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $2,923,949)                                                       2.00   05/01/2008        2,923,787
  5,901,103   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 (MATURITY VALUE $5,901,498)                                                    2.41   05/01/2008        5,901,103
  2,579,717   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                         2.90   05/16/2008        2,576,627
  3,224,647   NORTHERN ROCK PLC+++/-                                                            2.79   10/03/2008        3,207,421
  2,966,675   OLD LINE FUNDING CORPORATION++                                                    2.80   05/02/2008        2,966,444
  1,880,227   PARK AVENUE RECEIVABLES CORPORATION++                                             2.76   05/30/2008        1,876,062
  3,079,538   PICAROS FUNDING LLC++                                                             2.60   05/06/2008        3,078,425
  1,289,859   PRUDENTIAL PLC++                                                                  2.88   05/28/2008        1,287,082
  5,159,435   RANGER FUNDING CORPORATION++                                                      2.90   05/02/2008        5,159,019
  2,634,536   REGENCY MARKETS #1 LLC++                                                          2.97   05/20/2008        2,630,407
  2,579,717   SCALDIS CAPITAL LIMITED++                                                         2.99   05/23/2008        2,575,019
    902,901   SHEFFIELD RECEIVABLES CORPORATION++                                               2.72   05/07/2008          902,492
  1,612,323   SHEFFIELD RECEIVABLES CORPORATION++                                               2.85   05/21/2008        1,609,770
  1,289,859   SLM CORPORATION+++/-                                                              2.73   05/12/2008        1,289,194
  6,707,265   SOLITAIRE FUNDING LLC++                                                           2.82   05/06/2008        6,704,638
  1,999,281   STANFIELD VICTORIA FUNDING LLC+++/-/\/\(A)(I)                                     5.27   04/03/2008        1,782,559
  3,224,647   STANFIELD VICTORIA FUNDING LLC+++/-/\/\(A)(I)                                     5.47   02/15/2008        2,875,095
  1,289,859   SWEDBANK MORTGAGE AB                                                              2.95   05/27/2008        1,287,120
  2,257,253   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                              2.85   05/09/2008        2,255,823
  2,940,749   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                                3.00   05/15/2008        2,937,318
  1,612,323   TULIP FUNDING CORPORATION++                                                       2.88   05/30/2008        1,608,596
  9,673,940   UBS FINANCE (DELAWARE) LLC                                                        2.76   05/08/2008        9,668,758
  1,612,323   UNICREDITO ITALIANO BANK (IRELAND)+++/-                                           2.74   10/14/2008        1,611,324
  1,612,323   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                                2.76   10/08/2008        1,611,462
  2,773,196   VICTORIA FINANCE LLC+++/-/\/\(A)(I)                                               2.60   07/28/2008        2,472,582
  1,612,323   VICTORIA FINANCE LLC+++/-/\/\(A)(I)                                               2.84   08/07/2008        1,437,547
  3,224,647   WHITE PINE FINANCE LLC+++/-/\/\(A)(I)                                             5.43   02/22/2008        2,957,001
  4,514,505   WINDMILL FUNDING CORPORATION++                                                    2.88   05/05/2008        4,513,058
                                                                                                                       230,258,545
                                                                                                                    --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $247,457,721)                                                            244,644,238
                                                                                                                    --------------

SHARES
-----------
SHORT-TERM INVESTMENTS: 2.10%
 35,760,267   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                               35,760,267
                                                                                                                    --------------
TOTAL SHORT-TERM INVESTMENTS (COST $35,760,267)                                                                         35,760,267
                                                                                                                    --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,864,018,836)*                                                             114.41%                          $1,953,087,132
OTHER ASSETS AND LIABILITIES, NET                                                  (14.41)                            (245,996,674)
                                                                                   ------                           ---------------
TOTAL NET ASSETS                                                                   100.00%                          $1,707,090,458
                                                                                   ------                           --------------

+    NON-INCOME EARNING SECURITIES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

CAPITAL GROWTH FUND

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

/\/\ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $35,760,267.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

DIVIDEND INCOME FUND

  SHARES     SECURITY NAME                                                                                 VALUE
----------   -------------------------------------------------------------------------------            -----------
COMMON STOCKS: 97.92%
BUSINESS SERVICES: 2.06%
    43,377   ADOBE SYSTEMS INCORPORATED+                                                                $ 1,617,528
    33,367   ALLIANCE DATA SYSTEMS CORPORATION+                                                           1,915,599
                                                                                                          3,533,127
                                                                                                        -----------
CHEMICALS & ALLIED PRODUCTS: 7.46%
    38,557   AMGEN INCORPORATED+                                                                          1,614,382
    45,231   DOW CHEMICAL COMPANY                                                                         1,816,025
    54,499   JOHNSON & JOHNSON                                                                            3,656,338
   198,719   PFIZER INCORPORATED                                                                          3,996,239
    25,211   PROCTER & GAMBLE COMPANY                                                                     1,690,398
                                                                                                         12,773,382
                                                                                                        -----------
COMMUNICATIONS: 5.46%
    62,285   AMERICAN TOWER CORPORATION CLASS A+                                                          2,704,415
    89,349   AT&T INCORPORATED                                                                            3,458,700
    82,676   VERIZON COMMUNICATIONS INCORPORATED                                                          3,181,372
                                                                                                          9,344,487
                                                                                                        -----------
DEPOSITORY INSTITUTIONS: 16.12%
    96,393   BANK OF AMERICA CORPORATION                                                                  3,618,593
    55,982   BANK OF NEW YORK MELLON CORPORATION                                                          2,436,896
   120,121   CITIGROUP INCORPORATED                                                                       3,035,458
    82,676   COMERICA INCORPORATED                                                                        2,871,337
    21,874   CREDICORP LIMITED                                                                            1,757,795
   118,638   JPMORGAN CHASE & COMPANY                                                                     5,653,101
    74,149   UNIONBANCAL CORPORATION                                                                      3,893,564
    93,057   WACHOVIA CORPORATION                                                                         2,712,612
    34,816   ZIONS BANCORPORATION                                                                         1,613,722
                                                                                                         27,593,078
                                                                                                        -----------
EATING & DRINKING PLACES: 1.66%
    47,796   MCDONALD'S CORPORATION                                                                       2,847,686
                                                                                                        -----------
ELECTRIC, GAS & SANITARY SERVICES: 7.01%
    58,934   DOMINION RESOURCES INCORPORATED                                                              2,557,146
   225,783   DUKE ENERGY CORPORATION                                                                      4,134,087
    30,772   ENTERGY CORPORATION                                                                          3,534,472
    48,938   WASTE MANAGEMENT INCORPORATED                                                                1,766,662
                                                                                                         11,992,367
                                                                                                        -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 4.04%
   211,324   GENERAL ELECTRIC COMPANY                                                                     6,910,295
                                                                                                        -----------
FOOD & KINDRED PRODUCTS: 2.61%
    41,153   ARCHER DANIELS MIDLAND COMPANY                                                               1,813,201
    24,798   CAMPBELL SOUP COMPANY                                                                          862,970
    76,002   CONAGRA FOODS INCORPORATED                                                                   1,790,607
                                                                                                          4,466,778
                                                                                                        -----------
HOLDING & OTHER INVESTMENT OFFICES: 3.36%
    43,748   PROLOGIS                                                                                     2,739,062

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

DIVIDEND INCOME FUND

  SHARES     SECURITY NAME                                                                                 VALUE
----------   -------------------------------------------------------------------------------            -----------
HOLDING & OTHER INVESTMENT OFFICES (continued)
    61,914   VENTAS INCORPORATED                                                                        $ 3,006,544
                                                                                                          5,745,606
                                                                                                        -----------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.51%
    20,419   BEST BUY COMPANY INCORPORATED                                                                  878,425
                                                                                                        -----------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.05%
   110,482   DELL INCORPORATED+                                                                           2,058,280
    18,908   EATON CORPORATION                                                                            1,660,879
    97,135   EMC CORPORATION                                                                              1,495,879
                                                                                                          5,215,038
                                                                                                        -----------
INSURANCE AGENTS, BROKERS & SERVICE: 2.27%
   140,883   MARSH & MCLENNAN COMPANIES INCORPORATED                                                      3,886,962
                                                                                                        -----------
INSURANCE CARRIERS: 6.35%
    51,344   ALLSTATE CORPORATION                                                                         2,585,684
    37,074   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                    1,712,819
    49,871   CHUBB CORPORATION                                                                            2,641,667
    51,163   CIGNA CORPORATION                                                                            2,185,172
    46,000   ING GROUP NV ADR                                                                             1,747,540
                                                                                                         10,872,882
                                                                                                        -----------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.82%
    25,952   ROCKWELL AUTOMATION INCORPORATED                                                             1,407,377
                                                                                                        -----------
MEDICAL PRODUCTS: 1.19%
    27,435   ZIMMER HOLDINGS INCORPORATED+                                                                2,034,580
                                                                                                        -----------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.98%
    24,469   VULCAN MATERIALS COMPANY                                                                     1,683,957
                                                                                                        -----------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.00%
    91,203   MATTEL INCORPORATED                                                                          1,710,056
                                                                                                        -----------
MISCELLANEOUS RETAIL: 1.93%
    94,910   WALGREEN COMPANY                                                                             3,307,614
                                                                                                        -----------
MOTION PICTURES: 0.95%
   109,369   TIME WARNER INCORPORATED                                                                     1,624,130
                                                                                                        -----------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.97%
    34,479   AMERICAN EXPRESS COMPANY                                                                     1,655,682
                                                                                                        -----------
OIL & GAS EXTRACTION: 8.22%
    99,359   BJ SERVICES COMPANY                                                                          2,808,879
    40,411   DEVON ENERGY CORPORATION                                                                     4,582,607
   113,615   NABORS INDUSTRIES LIMITED+                                                                   4,265,107
    56,724   PRIDE INTERNATIONAL INCORPORATED+                                                            2,407,934
                                                                                                         14,064,527
                                                                                                        -----------
PERSONAL SERVICES: 0.47%
    17,397   WEIGHT WATCHERS INTERNATIONAL INCORPORATED                                                     797,826
                                                                                                        -----------
PETROLEUM REFINING & RELATED INDUSTRIES: 8.60%
    85,598   CONOCOPHILLIPS                                                                               7,374,268

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

DIVIDEND INCOME FUND

  SHARES     SECURITY NAME                                                                                  VALUE
----------   -------------------------------------------------------------------------------            ------------
PETROLEUM REFINING & RELATED INDUSTRIES (continued)
    78,819   EXXON MOBIL CORPORATION                                                                    $  7,335,684
                                                                                                          14,709,952
                                                                                                        ------------
PRIMARY METAL INDUSTRIES: 2.45%
    50,050   ALCOA INCORPORATED                                                                            1,740,739
    15,942   UNITED STATES STEEL CORPORATION                                                               2,454,271
                                                                                                           4,195,010
                                                                                                        ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.50%
    62,471   MCGRAW-HILL COMPANIES INCORPORATED                                                            2,560,686
                                                                                                        ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.83%
    19,649   ALLIANCE BERNSTEIN HOLDING LP                                                                 1,218,631
    10,010   GOLDMAN SACHS GROUP INCORPORATED                                                              1,915,614
                                                                                                           3,134,245
                                                                                                        ------------
TOBACCO PRODUCTS: 0.68%
    22,894   PHILIP MORRIS INTERNATIONAL+                                                                  1,168,281
                                                                                                        ------------
TRANSPORTATION EQUIPMENT: 2.64%
    32,977   HONEYWELL INTERNATIONAL INCORPORATED                                                          1,958,834
    23,639   JOHNSON CONTROLS INCORPORATED                                                                   833,511
    23,412   NORTHROP GRUMMAN CORPORATION                                                                  1,722,421
                                                                                                           4,514,766
                                                                                                        ------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.02%
    51,904   UNILEVER NV NY SHARES                                                                         1,740,860
                                                                                                        ------------
WHOLESALE TRADE-DURABLE GOODS: 0.71%
    18,900   KIMBERLY-CLARK CORPORATION                                                                    1,209,407
                                                                                                        ------------
TOTAL COMMON STOCKS (COST $153,541,746)                                                                  167,579,069
                                                                                                        ------------
SHORT-TERM INVESTMENTS: 2.69%
 4,599,631   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                   4,599,631
                                                                                                        ------------
TOTAL SHORT-TERM INVESTMENTS (COST $4,599,631)                                                             4,599,631
                                                                                                        ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $158,141,377)*                                                                           100.61%  $172,178,700
OTHER ASSETS AND LIABILITIES, NET                                                               (0.61)    (1,050,258)
                                                                                               ------   ------------
TOTAL NET ASSETS                                                                               100.00%  $171,128,442
                                                                                               ------   ------------

+    NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,599,631.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

GROWTH FUND

SHARES        SECURITY NAME                                                                                              VALUE
-----------   ------------------------------------------------------------------                                    --------------
COMMON STOCKS: 99.10%
APPAREL & ACCESSORY STORES: 0.30%
    125,000   URBAN OUTFITTERS INCORPORATED+<<                                                                      $    4,281,250
                                                                                                                    --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.70%
    220,000   WARNACO GROUP INCORPORATED+                                                                               10,150,800
                                                                                                                    --------------
BIOPHARMACEUTICALS: 3.56%
     60,000   GENENTECH INCORPORATED+                                                                                    4,092,000
    600,000   GILEAD SCIENCES INCORPORATED+<<                                                                           31,056,000
    350,000   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR<<                                                              16,373,000
                                                                                                                        51,521,000
                                                                                                                    --------------
BUSINESS SERVICES: 11.03%
    300,000   ACTIVISION INCORPORATED+                                                                                   8,115,000
    105,000   ADOBE SYSTEMS INCORPORATED+<<                                                                              3,915,450
    255,000   AKAMAI TECHNOLOGIES INCORPORATED+<<                                                                        9,121,350
    115,000   BLUE COAT SYSTEMS INCORPORATED+<<                                                                          2,427,650
    920,000   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+<<                                                     29,670,000
    274,450   CONCUR TECHNOLOGIES INCORPORATED+<<                                                                        9,095,273
     73,500   GOOGLE INCORPORATED CLASS A+                                                                              42,210,315
     35,000   HURON CONSULTING GROUP INCORPORATED+                                                                       1,465,100
     60,000   JUNIPER NETWORKS INCORPORATED+<<                                                                           1,657,200
     50,000   MASTERCARD INCORPORATED CLASS A<<                                                                         13,908,000
    400,000   MICROSOFT CORPORATION                                                                                     11,408,000
    170,000   OMNITURE INCORPORATED+<<                                                                                   3,879,400
    145,000   ORACLE CORPORATION+                                                                                        3,023,250
    412,000   RISKMETRICS GROUP INCORPORATED+<<                                                                          7,271,800
    198,000   SALARY.COM INCORPORATED+                                                                                   1,277,100
     38,000   SALESFORCE.COM INCORPORATED+<<                                                                             2,535,740
    165,000   SHANDA INTERACTIVE ENTERTAINMENT LIMITED ADR+                                                              5,657,850
    117,950   VOCUS INCORPORATED+<<                                                                                      3,277,831
                                                                                                                       159,916,309
                                                                                                                    --------------
CHEMICALS & ALLIED PRODUCTS: 9.01%
    230,000   ABBOTT LABORATORIES                                                                                       12,132,500
    142,000   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                     13,977,060
    690,000   BIOMARIN PHARMACEUTICAL INCORPORATED+<<                                                                   25,157,400
     65,000   CHATTEM INCORPORATED+<<                                                                                    4,542,200
    110,000   COLGATE-PALMOLIVE COMPANY                                                                                  7,777,000
    185,000   MONSANTO COMPANY                                                                                          21,093,700
    170,000   MOSAIC COMPANY+                                                                                           20,826,700
    180,000   OLIN CORPORATION                                                                                           3,630,600
     43,000   PRAXAIR INCORPORATED                                                                                       3,926,330
    320,000   SHIRE PLC ADR<<                                                                                           17,580,800
                                                                                                                       130,644,290
                                                                                                                    --------------
COMMUNICATIONS: 4.85%
    150,000   AMERICA MOVIL SAB DE C.V. ADR SERIES L                                                                     8,694,000
    320,000   AT&T INCORPORATED<<                                                                                       12,387,200
    285,000   EQUINIX INCORPORATED+<<                                                                                   25,769,700
    470,000   FOUNDRY NETWORKS INCORPORATED+<<                                                                           5,983,100
    380,000   NII HOLDINGS INCORPORATED+                                                                                17,381,200
                                                                                                                        70,215,200
                                                                                                                    --------------
DEPOSITORY INSTITUTIONS: 0.24%
     48,000   STATE STREET CORPORATION                                                                                   3,462,720
                                                                                                                    --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

GROWTH FUND

SHARES        SECURITY NAME                                                                                              VALUE
-----------   ------------------------------------------------------------------                                    --------------
E-COMMERCE/SERVICES: 0.87%
     99,000   PRICELINE.COM INCORPORATED+<<                                                                         $   12,636,360
                                                                                                                    --------------
EATING & DRINKING PLACES: 2.98%
    735,000   BURGER KING HOLDINGS INCORPORATED                                                                         20,506,500
     15,000   CHIPOTLE MEXICAN GRILL INCORPORATED+<<                                                                     1,471,950
    357,000   MCDONALD'S CORPORATION                                                                                    21,270,060
                                                                                                                        43,248,510
                                                                                                                    --------------
EDUCATIONAL SERVICES: 1.78%
    130,000   AMERICAN PUBLIC EDUCATION INCORPORATED+                                                                    4,187,300
    287,000   NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP INCORPORATED+                                                   21,542,220
                                                                                                                        25,729,520
                                                                                                                    --------------
ELECTRIC, GAS & SANITARY SERVICES: 0.12%
     19,000   SUNPOWER CORPORATION+<<                                                                                    1,658,130
                                                                                                                    --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 7.87%
    135,000   CIENA CORPORATION+<<                                                                                       4,564,350
  1,175,000   CISCO SYSTEMS INCORPORATED+                                                                               30,127,000
    405,000   COMTECH GROUP INCORPORATED+<<                                                                              5,273,100
     41,500   DOLBY LABORATORIES INCORPORATED CLASS A+                                                                   1,666,225
    200,000   EMERSON ELECTRIC COMPANY                                                                                  10,452,000
    225,000   ENERSYS+                                                                                                   5,265,000
      4,000   FIRST SOLAR INCORPORATED+                                                                                  1,167,960
  2,175,000   HARMONIC INCORPORATED+                                                                                    17,987,250
     40,000   JA SOLAR HOLDINGS COMPANY LIMITED+<<                                                                         960,400
     61,000   MILLICOM INTERNATIONAL CELLULAR SA+<<                                                                      6,588,610
    130,000   MONOLITHIC POWER SYSTEMS                                                                                   2,977,000
    435,000   NOKIA OYJ ADR                                                                                             13,080,450
     70,000   NVIDIA CORPORATION+                                                                                        1,438,500
    290,000   QUALCOMM INCORPORATED                                                                                     12,525,100
                                                                                                                       114,072,945
                                                                                                                    --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.15%
     37,000   WATSON WYATT & COMPANY HOLDINGS                                                                            2,168,940
                                                                                                                    --------------
FOOD & KINDRED PRODUCTS: 0.67%
     80,000   ARCHER DANIELS MIDLAND COMPANY                                                                             3,524,800
     90,000   PEPSICO INCORPORATED                                                                                       6,167,700
                                                                                                                         9,692,500
                                                                                                                    --------------
FOOTWEAR: 0.65%
     68,600   DECKERS OUTDOOR CORPORATION+<<                                                                             9,471,602
                                                                                                                    --------------
GENERAL MERCHANDISE STORES: 0.64%
    160,000   WAL-MART STORES INCORPORATED                                                                               9,276,800
                                                                                                                    --------------
HEALTH SERVICES: 1.88%
    241,500   COVANCE INCORPORATED+                                                                                     20,235,285
    200,000   PSYCHIATRIC SOLUTIONS INCORPORATED+<<                                                                      6,942,000
                                                                                                                        27,177,285
                                                                                                                    --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 10.59%
    164,500   APPLE INCORPORATED+                                                                                       28,614,775
     10,000   BUCYRUS INTERNATIONAL INCORPORATED CLASS A                                                                 1,259,300
    260,000   FLOWSERVE CORPORATION<<                                                                                   32,263,400

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

GROWTH FUND

SHARES        SECURITY NAME                                                                                              VALUE
-----------   ------------------------------------------------------------------                                    --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
     50,000   GAMESTOP CORPORATION CLASS A+                                                                         $    2,752,000
    725,000   HEWLETT-PACKARD COMPANY                                                                                   33,603,750
    123,000   RESEARCH IN MOTION LIMITED+<<                                                                             14,960,490
    420,000   ROBBINS & MYERS INCORPORATED<<                                                                            16,741,200
    140,000   SMITH INTERNATIONAL INCORPORATED                                                                          10,711,400
    200,000   THE MIDDLEBY CORPORATION<<                                                                                12,550,000
                                                                                                                       153,456,315
                                                                                                                    --------------
INSURANCE CARRIERS: 0.46%
    125,000   PRINCIPAL FINANCIAL GROUP INCORPORATED<<                                                                   6,707,500
                                                                                                                    --------------
LEGAL SERVICES: 0.38%
     85,000   FTI CONSULTING INCORPORATED+<<                                                                             5,440,000
                                                                                                                    --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS: 7.91%
    100,000   BECTON DICKINSON & COMPANY                                                                                 8,940,000
    255,000   DENTSPLY INTERNATIONAL INCORPORATED                                                                        9,911,850
    765,000   HOLOGIC INCORPORATED+<<                                                                                   22,330,350
    402,000   ICON PLC ADR+<<                                                                                           28,944,000
    469,200   MASIMO CORPORATION+<<                                                                                     13,677,180
     98,000   METTLER-TOLEDO INTERNATIONAL INCORPORATED+                                                                 9,335,480
    155,000   RAYTHEON COMPANY<<                                                                                         9,915,350
    200,000   THERMO FISHER SCIENTIFIC INCORPORATED+                                                                    11,574,000
                                                                                                                       114,628,210
                                                                                                                    --------------
MEDICAL EQUIPMENT & SUPPLIES: 4.70%
     71,000   INTUITIVE SURGICAL INCORPORATED+                                                                          20,537,460
    125,000   MEDTRONIC INCORPORATED                                                                                     6,085,000
    475,000   NUVASIVE INCORPORATED+<<                                                                                  18,121,250
    535,000   ST. JUDE MEDICAL INCORPORATED                                                                             23,422,300
                                                                                                                        68,166,010
                                                                                                                    --------------
MEDICAL MANAGEMENT SERVICES: 0.63%
    130,000   EXPRESS SCRIPTS INCORPORATED+                                                                              9,102,600
                                                                                                                    --------------
MEDICAL PRODUCTS: 1.99%
    223,000   ALLERGAN INCORPORATED                                                                                     12,570,510
    262,000   BAXTER INTERNATIONAL INCORPORATED                                                                         16,327,840
                                                                                                                        28,898,350
                                                                                                                    --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.80%
  1,700,000   CALLAWAY GOLF COMPANY<<                                                                                   23,358,000
     58,050   INTREPID POTASH INCORPORATED+<<                                                                            2,756,795
                                                                                                                        26,114,795
                                                                                                                    --------------
MISCELLANEOUS RETAIL: 1.31%
     85,000   CVS CAREMARK CORPORATION                                                                                   3,431,450
    545,000   DICK'S SPORTING GOODS INCORPORATED+<<                                                                     15,587,000
                                                                                                                        19,018,450
                                                                                                                    --------------
OIL & GAS EXTRACTION: 7.81%
    185,000  APACHE CORPORATION                                                                                         24,915,800
    306,000  ARENA RESOURCES INCORPORATED+<<                                                                            13,739,400
    139,400  CARRIZO OIL & GAS INCORPORATED+                                                                             8,850,506
    205,000  CNX GAS CORPORATION+<<                                                                                      8,413,200

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

GROWTH FUND

SHARES        SECURITY NAME                                                                                              VALUE
-----------   ------------------------------------------------------------------                                    --------------
OIL & GAS EXTRACTION (continued)
     40,000   COMPLETE PRODUCTION SERVICES INCORPORATED+                                                            $    1,080,400
    150,000   OCEANEERING INTERNATIONAL INCORPORATED+                                                                   10,017,000
    250,000   ULTRA PETROLEUM CORPORATION+<<                                                                            20,767,500
    411,250   XTO ENERGY INCORPORATED<<                                                                                 25,439,925
                                                                                                                       113,223,731
                                                                                                                    --------------
OIL COMPANIES: 0.25%
     30,000   PETROLEO BRASILEIRO SA ADR                                                                                 3,642,600
                                                                                                                    --------------
PRIMARY METAL INDUSTRIES: 0.93%
    115,000   PRECISION CASTPARTS CORPORATION                                                                           13,519,400
                                                                                                                    --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 2.78%
    122,000   SHUTTERFLY INCORPORATED+<<                                                                                 1,994,700
  1,125,000   VISTAPRINT LIMITED+<<                                                                                     38,283,750
                                                                                                                        40,278,450
                                                                                                                    --------------
RAILROAD TRANSPORTATION: 0.36%
     30,000   BURLINGTON NORTHERN SANTA FE CORPORATION                                                                   3,076,500
     15,000   UNION PACIFIC CORPORATION                                                                                  2,177,850
                                                                                                                         5,254,350
                                                                                                                    --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 4.09%
  1,710,000   CHARLES SCHWAB CORPORATION                                                                                36,936,000
     26,000   CME GROUP INCORPORATED                                                                                    11,893,700
     85,000   NYMEX HOLDINGS INCORPORATED                                                                                7,871,000
     45,000   T. ROWE PRICE GROUP INCORPORATED<<                                                                         2,635,200
                                                                                                                        59,335,900
                                                                                                                    --------------
SOCIAL SERVICES: 1.59%
    750,000   ABB LIMITED ADR                                                                                           23,002,500
                                                                                                                    --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.02%
    245,000   CORNING INCORPORATED                                                                                       6,543,950
    150,000   OWENS-ILLINOIS INCORPORATED+                                                                               8,272,500
                                                                                                                        14,816,450
                                                                                                                    --------------
TRANSPORTATION EQUIPMENT: 1.65%
    330,000   UNITED TECHNOLOGIES CORPORATION                                                                           23,915,100
                                                                                                                    --------------
TRAVEL & RECREATION: 0.25%
    145,000   EXPEDIA INCORPORATED+                                                                                      3,662,700
                                                                                                                    --------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.32%
     90,000   MCKESSON CORPORATION                                                                                       4,690,800
                                                                                                                    --------------
WHOLESALE TRADE-DURABLE GOODS: 0.98%
    649,000   LKQ CORPORATION+<<                                                                                        14,122,239
                                                                                                                    --------------
TOTAL COMMON STOCKS (COST $1,240,580,890)                                                                            1,436,320,611
                                                                                                                    --------------
COLLATERAL FOR SECURITIES LENDING: 19.82%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.17%
  2,425,712   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                2,425,712

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

GROWTH FUND

SHARES        SECURITY NAME                                                                                              VALUE
-----------   ------------------------------------------------------------------                                    --------------
COLLATERAL INVESTED IN MONEY MARKET FUNDS (continued)
  2,966,367   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                             $    2,966,367
  6,285,735   DAILY ASSETS FUND INSTITUTIONAL                                                                            6,285,735
  5,214,792   DREYFUS CASH MANAGEMENT FUND                                                                               5,214,792
                                                                                                                        16,892,606
                                                                                                                    --------------


                                                                                            INTEREST    MATURITY
PRINCIPAL                                                                                     RATE        DATE
-----------                                                                                 --------   ----------
COLLATERAL INVESTED IN OTHER ASSETS: 18.65%
$ 2,802,075   ALPINE SECURITIZATION CORPORATION++                                               2.78%  05/07/2008        2,800,776
    965,201   AMSTEL FUNDING CORPORATION                                                        2.93   05/20/2008          963,709
  3,029,270   AMSTEL FUNDING CORPORATION++                                                      3.05   05/22/2008        3,023,898
  2,271,952   AMSTERDAM FUNDING CORPORATION++                                                   2.85   05/05/2008        2,271,233
  1,794,842   APRECO LLC++                                                                      2.94   05/28/2008        1,790,921
  6,353,893   ASPEN FUNDING CORPORATION++                                                       3.05   05/01/2008        6,353,893
  1,514,635   ATLANTIC ASSET SECURITIZATION CORPORATION                                         2.87   05/13/2008        1,513,186
  1,893,294   BANCO SANTANDER TOTTA LOAN+++/-                                                   2.73   10/15/2008        1,891,595
  5,182,551   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 (MATURITY VALUE $5,182,839)                                                    2.00   05/01/2008        5,182,551
  5,779,695   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 (MATURITY VALUE $5,780,092)                                                    2.47   05/01/2008        5,779,695
  1,893,294   BANK OF IRELAND+++/-                                                              3.06   10/14/2008        1,892,309
  3,029,270   BANK OF SCOTLAND PLC                                                              2.80   05/29/2008        3,022,696
 20,328,900   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                 VALUE $20,330,029)                                                             2.00   05/01/2008       20,328,900
  1,514,635   BRYANT BANK FUNDING LLC++                                                         2.89   05/27/2008        1,511,484
  1,555,909   CANCARA ASSET SECURITIZATION LIMITED++                                            2.96   05/28/2008        1,552,466
  1,514,635   CHARIOT FUNDING LLC++                                                             2.70   05/14/2008        1,513,158
  1,514,635   CHARIOT FUNDING LLC++                                                             2.76   05/29/2008        1,511,395
  4,017,119   CHEYNE FINANCE LLC+++/-/\/\(A)(I)                                                 6.40   02/25/2008        2,892,326
  3,089,487   CHEYNE FINANCE LLC+++/-/\/\(A)(I)                                                 6.48   05/19/2008        2,224,431
    965,201   CIESCO LLC++                                                                      2.90   05/21/2008          963,726
  2,234,086   CITIBANK OMNI MASTER TRUST++                                                      3.16   05/30/2008        2,228,418
  7,580,748   CLIPPER RECEIVABLES CORPORATION                                                   3.02   05/01/2008        7,580,748
  5,679,881   CULLINAN FINANCE CORPORATION+++/-                                                 2.51   08/04/2008        5,667,164
 20,328,900   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 (MATURITY VALUE $20,330,029)                                                   2.00   05/01/2008       20,328,900
  3,029,270   ERASMUS CAPITAL CORPORATION++                                                     2.96   05/22/2008        3,024,057
  5,316,369   FAIRWAY FINANCE CORPORATION++                                                     2.90   05/05/2008        5,314,655
  1,514,635   FALCON ASSET SECURITIZATION CORPORATION++                                         2.71   05/12/2008        1,513,381
  1,514,635   FALCON ASSET SECURITIZATION CORPORATION++                                         2.76   05/28/2008        1,511,511
  7,573,175   FIVE FINANCE INCORPORATED+++/-                                                    2.66   07/09/2008        7,545,131
  6,058,540   GALLEON CAPITAL LLC++                                                             2.90   05/21/2008        6,048,779
  6,278,162   GEMINI SECURITIZATION INCORPORATED++                                              2.90   05/06/2008        6,275,633
  7,573,175   GRAMPIAN FUNDING LIMITED++                                                        2.84   05/19/2008        7,562,421
  4,922,563   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                                     2.79   10/16/2008        4,922,563
  3,407,929   JUPITER SECURITIZATION CORPORATION++                                              2.71   05/09/2008        3,405,876
  5,463,591   KITTY HAWK FUNDING CORPORATION++                                                  2.80   05/06/2008        5,461,466
  3,786,587   LIBERTY STREET FUNDING CORPORATION++                                              2.95   05/01/2008        3,786,587
  3,786,587   LINKS FINANCE LLC+++/-                                                            2.52   08/15/2008        3,766,871
  6,058,540   MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED (MATURITY VALUE $6,058,944)                                     2.40   05/01/2008        6,058,540
  1,593,623   MONT BLANC CAPITAL CORPORATION++                                                  2.80   05/16/2008        1,591,764
  1,514,635   MONT BLANC CAPITAL CORPORATION++                                                  2.96   05/27/2008        1,511,463
    350,259   MORGAN STANLEY+/-                                                                 2.84   10/15/2008          349,980
  3,433,299   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 (MATURITY VALUE $3,433,490)                                                    2.00   05/01/2008        3,433,299
  6,929,455   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 (MATURITY VALUE $6,929,919)                                                    2.41   05/01/2008        6,929,455
  3,029,270   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                         2.90   05/16/2008        3,025,641
  3,786,587   NORTHERN ROCK PLC+++/-                                                            2.79   10/03/2008        3,766,359
  3,483,660   OLD LINE FUNDING CORPORATION++                                                    2.80   05/02/2008        3,483,389
  2,207,883   PARK AVENUE RECEIVABLES CORPORATION++                                             2.76   05/30/2008        2,202,992

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

GROWTH FUND

                                                                                            INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                                   RATE        DATE           VALUE
-----------   ------------------------------------------------------------------            --------   ----------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$ 3,616,191   PICAROS FUNDING LLC++                                                             2.60%  05/06/2008   $    3,614,885
  1,514,635   PRUDENTIAL PLC++                                                                  2.88   05/28/2008        1,511,375
  6,058,540   RANGER FUNDING CORPORATION++                                                      2.90   05/02/2008        6,058,052
  3,093,642   REGENCY MARKETS #1 LLC++                                                          2.97   05/20/2008        3,088,793
  3,029,270   SCALDIS CAPITAL LIMITED++                                                         2.99   05/23/2008        3,023,753
  1,060,244   SHEFFIELD RECEIVABLES CORPORATION++                                               2.72   05/07/2008        1,059,764
  1,893,294   SHEFFIELD RECEIVABLES CORPORATION++                                               2.85   05/21/2008        1,890,296
  1,514,635   SLM CORPORATION+++/-                                                              2.73   05/12/2008        1,513,855
  7,876,102   SOLITAIRE FUNDING LLC++                                                           2.82   05/06/2008        7,873,017
  2,347,684   STANFIELD VICTORIA FUNDING LLC+++/-/\/\(A)(I)                                     5.27   04/03/2008        2,093,195
  3,786,587   STANFIELD VICTORIA FUNDING LLC+++/-/\/\(A)(I)                                     5.47   02/15/2008        3,376,121
  1,514,635   SWEDBANK MORTGAGE AB                                                              2.95   05/27/2008        1,511,419
  2,650,611   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                              2.85   05/09/2008        2,648,932
  3,453,216   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                                3.00   05/15/2008        3,449,187
  1,893,294   TULIP FUNDING CORPORATION++                                                       2.88   05/30/2008        1,888,916
 11,359,762   UBS FINANCE (DELAWARE) LLC                                                        2.76   05/08/2008       11,353,676
  1,893,294   UNICREDITO ITALIANO BANK (IRELAND)+++/-                                           2.74   10/14/2008        1,892,120
  1,893,294   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                                2.76   10/08/2008        1,892,283
  3,256,465   VICTORIA FINANCE LLC+++/-/\/\(A)(I)                                               2.60   07/28/2008        2,903,464
  1,893,294   VICTORIA FINANCE LLC+++/-/\/\(A)(I)                                               2.84   08/07/2008        1,688,061
  3,786,587   WHITE PINE FINANCE LLC+++/-/\/\(A)(I)                                             5.43   02/22/2008        3,472,301
  5,301,222   WINDMILL FUNDING CORPORATION++                                                    2.88   05/05/2008        5,299,524
                                                                                                                       270,384,380
                                                                                                                    --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $290,825,831)                                                            287,276,986
                                                                                                                    --------------

SHARES
-----------
SHORT-TERM INVESTMENTS: 0.46%
  6,671,619   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                                6,671,619
                                                                                                                    --------------
TOTAL SHORT-TERM INVESTMENTS (COST $6,671,619)                                                                           6,671,619
                                                                                                                    --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,538,078,340)*                                                             119.38%                          $1,730,269,216
OTHER ASSETS AND LIABILITIES, NET                                                  (19.38)                            (280,872,811)
                                                                                   ------                           --------------
TOTAL NET ASSETS                                                                   100.00%                          $1,449,396,405
                                                                                   ------                           --------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

/\/\ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $6,671,619.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

GROWTH AND INCOME FUND

SHARES       SECURITY NAME                                                                         VALUE
----------   -------------------------------------------------------------------------------   ------------
COMMON STOCKS: 99.17%
APPAREL & ACCESSORY STORES: 1.05%
   150,000   GAP INCORPORATED                                                                  $  2,793,000
                                                                                               ------------
BUSINESS SERVICES: 7.87%
   326,000   MICROSOFT CORPORATION                                                                9,297,520
   220,000   MONSTER WORLDWIDE INCORPORATED+                                                      5,352,600
    30,000   OMNICOM GROUP INCORPORATED                                                           1,432,200
   285,000   SYMANTEC CORPORATION+<<                                                              4,907,700
                                                                                                 20,990,020
                                                                                               ------------
CHEMICALS & ALLIED PRODUCTS: 6.20%
    30,900   AMGEN INCORPORATED+                                                                  1,293,783
    59,900   BRISTOL-MYERS SQUIBB COMPANY                                                         1,316,003
   243,300   PFIZER INCORPORATED                                                                  4,892,763
   203,000   WYETH                                                                                9,027,410
                                                                                                 16,529,959
                                                                                               ------------
COMMUNICATIONS: 3.49%
   460,000   COMCAST CORPORATION CLASS A                                                          9,310,400
                                                                                               ------------
DEPOSITORY INSTITUTIONS: 12.26%
   209,300   BANK OF AMERICA CORPORATION                                                          7,857,122
   241,200   CITIGROUP INCORPORATED                                                               6,095,124
   173,724   JPMORGAN CHASE & COMPANY                                                             8,277,949
   455,500   WESTERN UNION COMPANY                                                               10,476,500
                                                                                                 32,706,695
                                                                                               ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 13.90%
   240,300   ANALOG DEVICES INCORPORATED<<                                                        7,740,063
   312,500   CISCO SYSTEMS INCORPORATED+                                                          8,012,500
   264,525   GENERAL ELECTRIC COMPANY                                                             8,649,968
   375,000   NOVELLUS SYSTEMS INCORPORATED+<<                                                     8,197,500
   120,075   TYCO ELECTRONICS LIMITED                                                             4,492,006
                                                                                                 37,092,037
                                                                                               ------------
GENERAL MERCHANDISE STORES: 3.90%
   179,500   WAL-MART STORES INCORPORATED                                                        10,407,410
                                                                                               ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 8.64%
   109,000   3M COMPANY                                                                           8,382,100
   436,000   DELL INCORPORATED+                                                                   8,122,680
   294,000   INTEL CORPORATION                                                                    6,544,440
                                                                                                 23,049,220
                                                                                               ------------
INSURANCE CARRIERS: 3.08%
   178,000   AMERICAN INTERNATIONAL GROUP INCORPORATED                                            8,223,600
                                                                                               ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 3.80%
   217,000   COVIDIEN LIMITED                                                                    10,131,730
                                                                                               ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 3.66%
   208,500   TYCO INTERNATIONAL LIMITED                                                           9,755,715
                                                                                               ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

GROWTH AND INCOME FUND

SHARES       SECURITY NAME                                                                         VALUE
----------   -------------------------------------------------------------------------------   ------------
MISCELLANEOUS RETAIL: 4.86%
   242,000   OFFICE DEPOT INCORPORATED+                                                        $  3,068,560
   308,000   STAPLES INCORPORATED                                                                 6,683,600
    92,000   WALGREEN COMPANY                                                                     3,206,200
                                                                                                 12,958,360
                                                                                               ------------
MOTION PICTURES: 3.48%
   625,000   TIME WARNER INCORPORATED                                                             9,281,250
                                                                                               ------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.75%
   110,000   DISCOVER FINANCIAL SERVICES                                                          2,003,100
                                                                                               ------------
OIL & GAS EXTRACTION: 3.82%
    90,000   DEVON ENERGY CORPORATION                                                            10,206,000
                                                                                               ------------
PETROLEUM REFINING & RELATED INDUSTRIES: 8.33%
   116,500   CHEVRON CORPORATION                                                                 11,201,475
   128,000   CONOCOPHILLIPS                                                                      11,027,200
                                                                                                 22,228,675
                                                                                               ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 3.23%
   210,000   MCGRAW-HILL COMPANIES INCORPORATED                                                   8,607,900
                                                                                               ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 6.01%
   158,000   MERRILL LYNCH & COMPANY INCORPORATED                                                 7,873,140
   168,000   MORGAN STANLEY                                                                       8,164,800
                                                                                                 16,037,940
                                                                                               ------------
SEMICONDUCTORS: 0.84%
   200,000   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR                               2,247,998
                                                                                               ------------
TOTAL COMMON STOCKS (COST $271,711,930)                                                         264,561,009
                                                                                               ------------
COLLATERAL FOR SECURITIES LENDING: 7.94%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.46%
   178,964   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                            178,964
   218,852   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                              218,852
   463,748   DAILY ASSETS FUND INSTITUTIONAL                                                        463,748
   384,736   DREYFUS CASH MANAGEMENT FUND                                                           384,736
                                                                                                  1,246,300
                                                                                               ------------

                                                                             INTEREST    MATURITY
PRINCIPAL                                                                      RATE        DATE
----------                                                                   --------   ----------
COLLATERAL INVESTED IN OTHER ASSETS: 7.48%
$  206,731   ALPINE SECURITIZATION CORPORATION++                               2.78%    05/07/2008      206,635
    71,210   AMSTEL FUNDING CORPORATION                                        2.93     05/20/2008       71,100
   223,493   AMSTEL FUNDING CORPORATION++                                      3.05     05/22/2008      223,096
   167,620   AMSTERDAM FUNDING CORPORATION++                                   2.85     05/05/2008      167,567
   132,419   APRECO LLC++                                                      2.94     05/28/2008      132,130
   468,776   ASPEN FUNDING CORPORATION++                                       3.05     05/01/2008      468,776
   111,746   ATLANTIC ASSET SECURITIZATION CORPORATION                         2.87     05/13/2008      111,639
   139,683   BANCO SANTANDER TOTTA LOAN+++/-                                   2.73     10/15/2008      139,558
   382,357   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $382,378)                       2.00     05/01/2008      382,357
   426,413   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $426,442)                       2.47     05/01/2008      426,413
   139,683   BANK OF IRELAND+++/-                                              3.06     10/14/2008      139,610

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

GROWTH AND INCOME FUND

                                                                             INTEREST    MATURITY
PRINCIPAL   SECURITY NAME                                                      RATE        DATE          VALUE
----------  ----------------------------------------------------             --------   ----------   ------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  223,493  BANK OF SCOTLAND PLC                                               2.80%    05/29/2008    $  223,008
 1,499,821  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $1,499,904)                                     2.00     05/01/2008     1,499,821
   111,746  BRYANT BANK FUNDING LLC++                                          2.89     05/27/2008       111,514
   114,791  CANCARA ASSET SECURITIZATION LIMITED++                             2.96     05/28/2008       114,538
   111,746  CHARIOT FUNDING LLC++                                              2.70     05/14/2008       111,637
   111,746  CHARIOT FUNDING LLC++                                              2.76     05/29/2008       111,507
   296,374  CHEYNE FINANCE LLC+++/-/\/\(A)(I)                                  6.40     02/25/2008       213,389
   227,935  CHEYNE FINANCE LLC+++/-/\/\(A)(I)                                  6.48     05/19/2008       164,114
    71,210  CIESCO LLC++                                                       2.90     05/21/2008        71,102
   164,826  CITIBANK OMNI MASTER TRUST++                                       3.16     05/30/2008       164,408
   559,291  CLIPPER RECEIVABLES CORPORATION                                    3.02     05/01/2008       559,291
   419,049  CULLINAN FINANCE CORPORATION+++/-                                  2.51     08/04/2008       418,111
 1,499,821  DEUTSCHE BANK REPURCHASE AGREEMENT - 102%
               COLLATERALIZED (MATURITY VALUE $1,499,904)                      2.00     05/01/2008     1,499,821
   223,493  ERASMUS CAPITAL CORPORATION++                                      2.96     05/22/2008       223,108
   392,230  FAIRWAY FINANCE CORPORATION++                                      2.90     05/05/2008       392,103
   111,746  FALCON ASSET SECURITIZATION CORPORATION++                          2.71     05/12/2008       111,654
   111,746  FALCON ASSET SECURITIZATION CORPORATION++                          2.76     05/28/2008       111,516
   558,732  FIVE FINANCE INCORPORATED+++/-                                     2.66     07/09/2008       556,663
   446,986  GALLEON CAPITAL LLC++                                              2.90     05/21/2008       446,265
   463,189  GEMINI SECURITIZATION INCORPORATED++                               2.90     05/06/2008       463,002
   558,732  GRAMPIAN FUNDING LIMITED++                                         2.84     05/19/2008       557,939
   363,176  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                      2.79     10/16/2008       363,176
   251,429  JUPITER SECURITIZATION CORPORATION++                               2.71     05/09/2008       251,278
   403,092  KITTY HAWK FUNDING CORPORATION++                                   2.80     05/06/2008       402,935
   279,366  LIBERTY STREET FUNDING CORPORATION++                               2.95     05/01/2008       279,366
   279,366  LINKS FINANCE LLC+++/-                                             2.52     08/15/2008       277,911
   446,986  MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE
               AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $447,016)                                       2.40     05/01/2008       446,986
   117,574  MONT BLANC CAPITAL CORPORATION++                                   2.80     05/16/2008       117,437
   111,746  MONT BLANC CAPITAL CORPORATION++                                   2.96     05/27/2008       111,512
    25,841  MORGAN STANLEY+/-                                                  2.84     10/15/2008        25,821
   253,301  MORGAN STANLEY REPURCHASE AGREEMENT - 102%
               COLLATERALIZED (MATURITY VALUE $253,315)                        2.00     05/01/2008       253,301
   511,240  MORGAN STANLEY REPURCHASE AGREEMENT - 102%
               COLLATERALIZED (MATURITY VALUE $511,274)                        2.41     05/01/2008       511,240
   223,493  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                          2.90     05/16/2008       223,225
   279,366  NORTHERN ROCK PLC+++/-                                             2.79     10/03/2008       277,874
   257,017  OLD LINE FUNDING CORPORATION++                                     2.80     05/02/2008       256,997
   162,893  PARK AVENUE RECEIVABLES CORPORATION++                              2.76     05/30/2008       162,532
   266,795  PICAROS FUNDING LLC++                                              2.60     05/06/2008       266,698
   111,746  PRUDENTIAL PLC++                                                   2.88     05/28/2008       111,506
   446,986  RANGER FUNDING CORPORATION++                                       2.90     05/02/2008       446,950
   228,242  REGENCY MARKETS #1 LLC++                                           2.97     05/20/2008       227,884
   223,493  SCALDIS CAPITAL LIMITED++                                          2.99     05/23/2008       223,086
    78,222  SHEFFIELD RECEIVABLES CORPORATION++                                2.72     05/07/2008        78,187
   139,683  SHEFFIELD RECEIVABLES CORPORATION++                                2.85     05/21/2008       139,462
   111,746  SLM CORPORATION+++/-                                               2.73     05/12/2008       111,689
   581,081  SOLITAIRE FUNDING LLC++                                            2.82     05/06/2008       580,854
   173,207  STANFIELD VICTORIA FUNDING LLC+++/-/\/\(A)(I)                      5.27     04/03/2008       154,431
   279,366  STANFIELD VICTORIA FUNDING LLC+++/-/\/\(A)(I)                      5.47     02/15/2008       249,083
   111,746  SWEDBANK MORTGAGE AB                                               2.95     05/27/2008       111,509
   195,556  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++               2.85     05/09/2008       195,432
   254,771  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                 3.00     05/15/2008       254,473
   139,683  TULIP FUNDING CORPORATION++                                        2.88     05/30/2008       139,360
   838,098  UBS FINANCE (DELAWARE) LLC                                         2.76     05/08/2008       837,649
   139,683  UNICREDITO ITALIANO BANK (IRELAND)+++/-                            2.74     10/14/2008       139,596
   139,683  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                 2.76     10/08/2008       139,608
   240,255  VICTORIA FINANCE LLC+++/-/\/\(A)(I)                                2.60     07/28/2008       214,211
   139,683  VICTORIA FINANCE LLC+++/-/\/\(A)(I)                                2.84     08/07/2008       124,541
   279,366  WHITE PINE FINANCE LLC+++/-/\/\(A)(I)                              5.43     02/22/2008       256,179

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

GROWTH AND INCOME FUND

                                                                             INTEREST    MATURITY
PRINCIPAL    SECURITY NAME                                                     RATE        DATE          VALUE
----------   ----------------------------------------------------            --------   ----------   ------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  391,112   WINDMILL FUNDING CORPORATION++                                    2.88%    05/05/2008   $    390,984
                                                                                                       19,948,355
                                                                                                     ------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $21,465,247)                                             21,194,655
                                                                                                     ------------

SHARES
----------
SHORT-TERM INVESTMENTS: 0.54%
 1,439,635   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                1,439,635
                                                                                                     ------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,439,635)                                                          1,439,635
                                                                                                     ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $294,616,812)*                                     107.65%                                     $287,195,299
OTHER ASSETS AND LIABILITIES, NET                         (7.65)                                      (20,404,726)
                                                         ------                                      ------------
TOTAL NET ASSETS                                         100.00%                                     $266,790,573
                                                         ------                                      ------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

/\/\ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,439,635.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

LARGE CAP GROWTH FUND

SHARES       SECURITY NAME                                                                               VALUE
----------   ----------------------------------------------------                                    -----------
COMMON STOCKS: 98.15%
BIOPHARMACEUTICALS: 4.82%
    16,000   GENENTECH INCORPORATED+                                                                 $ 1,091,200
   210,000   GILEAD SCIENCES INCORPORATED+                                                            10,869,600
   137,000   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR<<                                              6,408,860
                                                                                                      18,369,660
                                                                                                     -----------
BUSINESS SERVICES: 13.04%
   145,000   ACTIVISION INCORPORATED+                                                                  3,922,250
   151,000   ADOBE SYSTEMS INCORPORATED+                                                               5,630,790
    60,000   AKAMAI TECHNOLOGIES INCORPORATED+<<                                                       2,146,200
   233,000   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                       7,514,250
    19,900   GOOGLE INCORPORATED CLASS A+                                                             11,428,371
    36,000   JUNIPER NETWORKS INCORPORATED+<<                                                            994,320
    18,000   MASTERCARD INCORPORATED CLASS A<<                                                         5,006,880
   253,000   MICROSOFT CORPORATION                                                                     7,215,560
   280,000   ORACLE CORPORATION+                                                                       5,838,000
                                                                                                      49,696,621
                                                                                                     -----------
CHEMICALS & ALLIED PRODUCTS: 11.63%
   110,000   ABBOTT LABORATORIES                                                                       5,802,500
    62,000   AIR PRODUCTS & CHEMICALS INCORPORATED                                                     6,102,660
    39,000   COLGATE-PALMOLIVE COMPANY                                                                 2,757,300
    38,000   JOHNSON & JOHNSON                                                                         2,549,420
    74,000   MONSANTO COMPANY                                                                          8,437,480
    78,000   MOSAIC COMPANY+                                                                           9,555,780
    22,000   PRAXAIR INCORPORATED                                                                      2,008,820
    35,000   PROCTER & GAMBLE COMPANY                                                                  2,346,750
    87,000   SHIRE PLC ADR<<                                                                           4,779,780
                                                                                                      44,340,490
                                                                                                     -----------
COMMUNICATIONS: 3.53%
    46,000   AMERICA MOVIL SAB DE C.V. ADR SERIES L                                                    2,666,160
    31,000   AMERICAN TOWER CORPORATION CLASS A+                                                       1,346,020
   107,000   AT&T INCORPORATED                                                                         4,141,970
    74,000   NII HOLDINGS INCORPORATED+                                                                3,384,760
    63,000   VIMPEL COMMUNICATIONS ADR                                                                 1,900,080
                                                                                                      13,438,990
                                                                                                     -----------
DEPOSITORY INSTITUTIONS: 1.33%
    28,000   JPMORGAN CHASE & COMPANY                                                                  1,334,200
    27,000   NORTHERN TRUST CORPORATION                                                                2,000,970
    24,000   STATE STREET CORPORATION                                                                  1,731,360
                                                                                                       5,066,530
                                                                                                     -----------
E-COMMERCE/SERVICES: 0.41%
    20,000   AMAZON.COM INCORPORATED+                                                                  1,572,600
                                                                                                     -----------
EATING & DRINKING PLACES: 3.28%
   142,000   BURGER KING HOLDINGS INCORPORATED                                                         3,961,800
   108,000   MCDONALD'S CORPORATION                                                                    6,434,640
    52,000   YUM! BRANDS INCORPORATED                                                                  2,115,360
                                                                                                      12,511,800
                                                                                                     -----------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

LARGE CAP GROWTH FUND

SHARES       SECURITY NAME                                                                               VALUE
----------   ----------------------------------------------------                                    -----------
ELECTRIC, GAS & SANITARY SERVICES: 0.72%
   110,000   DYNEGY INCORPORATED CLASS A+                                                            $   948,200
    70,000   RELIANT ENERGY INCORPORATED+                                                              1,801,800
                                                                                                       2,750,000
                                                                                                     -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.70%
   343,000   CISCO SYSTEMS INCORPORATED+                                                               8,794,520
    87,000   EMERSON ELECTRIC COMPANY                                                                  4,546,620
    22,000   MILLICOM INTERNATIONAL CELLULAR SA+<<                                                     2,376,220
   147,000   NOKIA OYJ ADR                                                                             4,420,290
    63,000   NVIDIA CORPORATION+                                                                       1,294,650
    95,000   QUALCOMM INCORPORATED                                                                     4,103,050
                                                                                                      25,535,350
                                                                                                     -----------
FOOD & KINDRED PRODUCTS: 2.81%
    21,000   ARCHER DANIELS MIDLAND COMPANY                                                              925,260
    80,000   PEPSICO INCORPORATED                                                                      5,482,400
    73,000   THE COCA-COLA COMPANY                                                                     4,297,510
                                                                                                      10,705,170
                                                                                                     -----------
GENERAL MERCHANDISE STORES: 1.63%
   107,000   WAL-MART STORES INCORPORATED                                                              6,203,860
                                                                                                     -----------
HEALTH SERVICES: 1.19%
    54,000   COVANCE INCORPORATED+                                                                     4,524,660
                                                                                                     -----------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 10.74%
    47,000   APPLE INCORPORATED+                                                                       8,175,650
    58,000   DEERE & COMPANY                                                                           4,876,060
   165,000   EMC CORPORATION                                                                           2,541,000
    15,000   FLOWSERVE CORPORATION                                                                     1,861,350
   208,000   HEWLETT-PACKARD COMPANY                                                                   9,640,800
   134,000   INTEL CORPORATION                                                                         2,982,840
    56,000   RESEARCH IN MOTION LIMITED+                                                               6,811,280
    53,000   SMITH INTERNATIONAL INCORPORATED                                                          4,055,030
                                                                                                      40,944,010
                                                                                                     -----------
INSURANCE CARRIERS: 0.49%
    35,000   PRINCIPAL FINANCIAL GROUP INCORPORATED<<                                                  1,878,100
                                                                                                     -----------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 4.46%
    42,000   BECTON DICKINSON & COMPANY                                                                3,754,800
   206,000   HOLOGIC INCORPORATED+<<                                                                   6,013,140
    36,000   RAYTHEON COMPANY                                                                          2,302,920
    85,000   THERMO FISHER SCIENTIFIC INCORPORATED+                                                    4,918,950
                                                                                                      16,989,810
                                                                                                     -----------
MEDICAL EQUIPMENT & SUPPLIES: 3.05%
     7,000   INTUITIVE SURGICAL INCORPORATED+                                                          2,024,820
    51,000   MEDTRONIC INCORPORATED                                                                    2,482,680
   163,000   ST. JUDE MEDICAL INCORPORATED                                                             7,136,140
                                                                                                      11,643,640
                                                                                                     -----------
MEDICAL MANAGEMENT SERVICES: 0.66%
    36,000   EXPRESS SCRIPTS INCORPORATED+                                                             2,520,720
                                                                                                     -----------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

LARGE CAP GROWTH FUND

SHARES       SECURITY NAME                                                                               VALUE
----------   ----------------------------------------------------                                    -----------
MEDICAL PRODUCTS: 3.03%
    94,000   ALLERGAN INCORPORATED                                                                   $ 5,298,780
   100,000   BAXTER INTERNATIONAL INCORPORATED                                                         6,232,000
                                                                                                      11,530,780
                                                                                                     -----------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.19%
    15,450   INTREPID POTASH INCORPORATED+<<                                                             733,721
                                                                                                     -----------
MISCELLANEOUS RETAIL: 1.65%
    93,000   CVS CAREMARK CORPORATION                                                                  3,754,410
    89,000   DICK'S SPORTING GOODS INCORPORATED+<<                                                     2,545,400
                                                                                                       6,299,810
                                                                                                     -----------
OIL & GAS EXTRACTION: 6.56%
    67,000   APACHE CORPORATION                                                                        9,023,560
    27,000   OCEANEERING INTERNATIONAL INCORPORATED+                                                   1,803,060
    36,000   RANGE RESOURCES CORPORATION                                                               2,389,680
    33,000   ULTRA PETROLEUM CORPORATION+                                                              2,741,310
   146,500   XTO ENERGY INCORPORATED                                                                   9,062,490
                                                                                                      25,020,100
                                                                                                     -----------
OIL COMPANIES: 0.45%
    14,000   PETROLEO BRASILEIRO SA ADR                                                                1,699,880
                                                                                                     -----------
PRIMARY METAL INDUSTRIES: 0.68%
    22,000   PRECISION CASTPARTS CORPORATION                                                           2,586,320
                                                                                                     -----------
RAILROAD TRANSPORTATION: 0.92%
    20,000   BURLINGTON NORTHERN SANTA FE CORPORATION                                                  2,051,000
    10,000   UNION PACIFIC CORPORATION                                                                 1,451,900
                                                                                                       3,502,900
                                                                                                     -----------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 5.11%
     4,000   BLACKROCK INCORPORATED<<                                                                    807,160
   453,000   CHARLES SCHWAB CORPORATION                                                                9,784,800
     6,200   CME GROUP INCORPORATED                                                                    2,836,190
    21,000   NYMEX HOLDINGS INCORPORATED                                                               1,944,600
    70,000   T. ROWE PRICE GROUP INCORPORATED                                                          4,099,200
                                                                                                      19,471,950
                                                                                                     -----------
SOCIAL SERVICES: 1.90%
   236,000   ABB LIMITED ADR                                                                           7,238,120
                                                                                                     -----------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.28%
   114,000   CORNING INCORPORATED                                                                      3,044,940
    33,000   OWENS-ILLINOIS INCORPORATED+                                                              1,819,950
                                                                                                       4,864,890
                                                                                                     -----------
TRANSPORTATION EQUIPMENT: 4.08%
    60,000   LOCKHEED MARTIN CORPORATION                                                               6,362,400
    46,000   TEXTRON INCORPORATED                                                                      2,806,460
    88,000   UNITED TECHNOLOGIES CORPORATION                                                           6,377,360
                                                                                                      15,546,220
                                                                                                     -----------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

LARGE CAP GROWTH FUND

SHARES       SECURITY NAME                                                                               VALUE
----------   ----------------------------------------------------                                    -----------
WHOLESALE TRADE NON-DURABLE GOODS: 1.81%
    48,000   MCKESSON CORPORATION                                                                    $  2,501,760
    66,000   NIKE INCORPORATED CLASS B<<                                                                4,408,800
                                                                                                        6,910,560
                                                                                                     ------------
TOTAL COMMON STOCKS (COST $328,376,899)                                                               374,097,262
                                                                                                     ------------
COLLATERAL FOR SECURITIES LENDING: 7.19%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.42%
   231,463   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                  231,463
   283,053   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                    283,053
   599,790   DAILY ASSETS FUND INSTITUTIONAL                                                              599,790
   497,599   DREYFUS CASH MANAGEMENT FUND                                                                 497,599
                                                                                                        1,611,905
                                                                                                     ------------

                                                                             INTEREST    MATURITY
PRINCIPAL                                                                      RATE        DATE
----------                                                                   --------   ----------
COLLATERAL INVESTED IN OTHER ASSETS: 6.77%
$  267,376   ALPINE SECURITIZATION CORPORATION++                               2.78%    05/07/2008        267,252
    92,100   AMSTEL FUNDING CORPORATION                                        2.93     05/20/2008         91,958
   289,055   AMSTEL FUNDING CORPORATION++                                      3.05     05/22/2008        288,543
   216,791   AMSTERDAM FUNDING CORPORATION++                                   2.85     05/05/2008        216,723
   171,265   APRECO LLC++                                                      2.94     05/28/2008        170,891
   606,293   ASPEN FUNDING CORPORATION++                                       3.05     05/01/2008        606,293
   144,528   ATLANTIC ASSET SECURITIZATION CORPORATION                         2.87     05/13/2008        144,389
   180,660   BANCO SANTANDER TOTTA LOAN+/-++                                   2.73     10/15/2008        180,497
   494,523   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $494,550)                       2.00     05/01/2008        494,523
   551,503   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $551,541)                       2.47     05/01/2008        551,503
   180,660   BANK OF IRELAND+/-++                                              3.06     10/14/2008        180,566
   289,055   BANK OF SCOTLAND PLC                                              2.80     05/29/2008        288,428
 1,939,799   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $1,939,907)                                    2.00     05/01/2008      1,939,799
   144,528   BRYANT BANK FUNDING LLC++                                         2.89     05/27/2008        144,227
   148,466   CANCARA ASSET SECURITIZATION LIMITED++                            2.96     05/28/2008        148,137
   144,528   CHARIOT FUNDING LLC++                                             2.70     05/14/2008        144,387
   144,528   CHARIOT FUNDING LLC++                                             2.76     05/29/2008        144,218
   383,317   CHEYNE FINANCE LLC+/-++/\/\(A)(I)                                 6.40     02/25/2008        275,988
   294,801   CHEYNE FINANCE LLC+/-++/\/\(A)(I)                                 6.48     05/19/2008        212,257
    92,100   CIESCO LLC++                                                      2.90     05/21/2008         91,960
   213,178   CITIBANK OMNI MASTER TRUST++                                      3.16     05/30/2008        212,637
   723,361   CLIPPER RECEIVABLES CORPORATION                                   3.02     05/01/2008        723,361
   541,978   CULLINAN FINANCE CORPORATION+/-++                                 2.51     08/04/2008        540,765
 1,939,799   DEUTSCHE BANK REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $1,939,907)                     2.00     05/01/2008      1,939,799
   289,055   ERASMUS CAPITAL CORPORATION++                                     2.96     05/22/2008        288,558
   507,292   FAIRWAY FINANCE CORPORATION++                                     2.90     05/05/2008        507,128
   144,528   FALCON ASSET SECURITIZATION CORPORATION++                         2.71     05/12/2008        144,408
   144,528   FALCON ASSET SECURITIZATION CORPORATION++                         2.76     05/28/2008        144,230
   722,638   FIVE FINANCE INCORPORATED+/-++                                    2.66     07/09/2008        719,962
   578,110   GALLEON CAPITAL LLC++                                             2.90     05/21/2008        577,179
   599,067   GEMINI SECURITIZATION INCORPORATED++                              2.90     05/06/2008        598,826
   722,638   GRAMPIAN FUNDING LIMITED++                                        2.84     05/19/2008        721,612
   469,715   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                     2.79     10/16/2008        469,715
   325,187   JUPITER SECURITIZATION CORPORATION++                              2.71     05/09/2008        324,991
   521,340   KITTY HAWK FUNDING CORPORATION++                                  2.80     05/06/2008        521,137
   361,319   LIBERTY STREET FUNDING CORPORATION++                              2.95     05/01/2008        361,319
   361,319   LINKS FINANCE LLC+/-++                                            2.52     08/15/2008        359,438
   578,110   MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE
                AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $578,149)                                      2.40     05/01/2008        578,110

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

LARGE CAP GROWTH FUND

                                                                             INTEREST    MATURITY
PRINCIPAL    SECURITY NAME                                                     RATE        DATE          VALUE
----------   ----------------------------------------------------            --------   ----------   ------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  152,065   MONT BLANC CAPITAL CORPORATION++                                  2.80%    05/16/2008    $   151,887
   144,528   MONT BLANC CAPITAL CORPORATION++                                  2.96     05/27/2008        144,225
    33,422   MORGAN STANLEY+/-                                                 2.84     10/15/2008         33,395
   327,608   MORGAN STANLEY REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $327,626)                       2.00     05/01/2008        327,608
   661,214   MORGAN STANLEY REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $661,258)                       2.41     05/01/2008        661,214
   289,055   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                         2.90     05/16/2008        288,709
   361,319   NORTHERN ROCK PLC+/-++                                            2.79     10/03/2008        359,389
   332,413   OLD LINE FUNDING CORPORATION++                                    2.80     05/02/2008        332,388
   210,678   PARK AVENUE RECEIVABLES CORPORATION++                             2.76     05/30/2008        210,211
   345,060   PICAROS FUNDING LLC++                                             2.60     05/06/2008        344,935
   144,528   PRUDENTIAL PLC++                                                  2.88     05/28/2008        144,217
   578,110   RANGER FUNDING CORPORATION++                                      2.90     05/02/2008        578,064
   295,198   REGENCY MARKETS #1 LLC++                                          2.97     05/20/2008        294,735
   289,055   SCALDIS CAPITAL LIMITED++                                         2.99     05/23/2008        288,529
   101,169   SHEFFIELD RECEIVABLES CORPORATION++                               2.72     05/07/2008        101,123
   180,660   SHEFFIELD RECEIVABLES CORPORATION++                               2.85     05/21/2008        180,373
   144,528   SLM CORPORATION+/-++                                              2.73     05/12/2008        144,453
   751,544   SOLITAIRE FUNDING LLC++                                           2.82     05/06/2008        751,249
   224,018   STANFIELD VICTORIA FUNDING LLC+/-++/\/\(A)(I)                     5.27     04/03/2008        199,734
   361,319   STANFIELD VICTORIA FUNDING LLC+/-++/\/\(A)(I)                     5.47     02/15/2008        322,152
   144,528   SWEDBANK MORTGAGE AB                                              2.95     05/27/2008        144,221
   252,923   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++              2.85     05/09/2008        252,763
   329,508   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                3.00     05/15/2008        329,124
   180,660   TULIP FUNDING CORPORATION++                                       2.88     05/30/2008        180,242
 1,083,957   UBS FINANCE (DELAWARE) LLC                                        2.76     05/08/2008      1,083,376
   180,660   UNICREDITO ITALIANO BANK (IRELAND)+/-++                           2.74     10/14/2008        180,547
   180,660   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                2.76     10/08/2008        180,563
   310,734   VICTORIA FINANCE LLC+/-++/\/\(A)(I)                               2.60     07/28/2008        277,051
   180,660   VICTORIA FINANCE LLC+/-++/\/\(A)(I)                               2.84     08/07/2008        161,076
   361,319   WHITE PINE FINANCE LLC+/-++/\/\(A)(I)                             5.43     02/22/2008        331,330
   505,847   WINDMILL FUNDING CORPORATION++                                    2.88     05/05/2008        505,682
                                                                                                       25,800,279
                                                                                                      -----------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $27,761,205)                                             27,412,184
                                                                                                      -----------

SHARES
----------
SHORT-TERM INVESTMENTS: 1.06%
       4,043,728  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                           4,043,728
                                                                                                     ------------
TOTAL SHORT-TERM INVESTMENTS (COST $4,043,728)                                                          4,043,728
                                                                                                     ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $360,181,832)*                                                106.40%                          $405,553,174
OTHER ASSETS AND LIABILITIES, NET                                    (6.40)                           (24,407,847)
                                                                    ------                           ------------
TOTAL NET ASSETS                                                    100.00%                          $381,145,327
                                                                    ------                           ------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-  VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

/\/\ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

LARGE CAP GROWTH FUND

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,043,728.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

VALUE FUND

SHARES      SECURITY NAME                                                                                             VALUE
---------   -----------------------------------------------------------------                                      -----------
COMMON STOCKS: 95.95%
APPAREL & ACCESSORY STORES: 2.10%
    9,960   KOHL'S CORPORATION+                                                                                    $   486,546
                                                                                                                   -----------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 2.95%
   18,090   JONES APPAREL GROUP INCORPORATED                                                                           286,365
    5,310   VF CORPORATION                                                                                             394,958
                                                                                                                       681,323
                                                                                                                   -----------
BUSINESS SERVICES: 6.13%
   21,010   MICROSOFT CORPORATION                                                                                      599,205
   17,140   OMNICOM GROUP INCORPORATED                                                                                 818,264
                                                                                                                     1,417,469
                                                                                                                   -----------
CHEMICALS & ALLIED PRODUCTS: 9.44%
   10,610   AVERY DENNISON CORPORATION                                                                                 511,296
    6,530   AVON PRODUCTS INCORPORATED                                                                                 254,801
    8,560   COLGATE-PALMOLIVE COMPANY                                                                                  605,192
    3,640   HENKEL KGAA ADR                                                                                            146,269
    9,910   JOHNSON & JOHNSON                                                                                          664,862
                                                                                                                     2,182,420
                                                                                                                   -----------
COMMUNICATIONS: 2.90%
   21,212   VODAFONE GROUP PLC ADR                                                                                     671,572
                                                                                                                   -----------
DEPOSITORY INSTITUTIONS: 7.83%
   16,930   BANK OF AMERICA CORPORATION                                                                                635,552
   10,690   JPMORGAN CHASE & COMPANY                                                                                   509,379
    9,240   STATE STREET CORPORATION                                                                                   666,574
                                                                                                                     1,811,505
                                                                                                                   -----------
EATING & DRINKING PLACES: 3.59%
    9,690   DARDEN RESTAURANTS INCORPORATED                                                                            344,770
    8,131   MCDONALD'S CORPORATION                                                                                     484,445
                                                                                                                       829,215
                                                                                                                   -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 6.43%
   32,330   FLEXTRONICS INTERNATIONAL LIMITED+                                                                         335,909
   16,600   GENERAL ELECTRIC COMPANY                                                                                   542,820
   16,010   MOLEX INCORPORATED CLASS A                                                                                 414,979
    5,162   TYCO ELECTRONICS LIMITED                                                                                   193,110
                                                                                                                     1,486,818
                                                                                                                   -----------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.95%
    8,610   ILLINOIS TOOL WORKS INCORPORATED                                                                           450,217
                                                                                                                   -----------
FOOD & KINDRED PRODUCTS: 3.46%
    7,350   ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                      361,620
    5,350   DIAGEO PLC ADR                                                                                             438,165
                                                                                                                       799,785
                                                                                                                   -----------
GENERAL MERCHANDISE STORES: 2.58%
   10,300   WAL-MART STORES INCORPORATED                                                                               597,194
                                                                                                                   -----------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

VALUE FUND

SHARES      SECURITY NAME                                                                                             VALUE
---------   -----------------------------------------------------------------                                      -----------
HEALTH SERVICES: 1.39%
    6,190   CARDINAL HEALTH INCORPORATED                                                                           $   322,313
                                                                                                                   -----------
HOLDING & OTHER INVESTMENT OFFICES: 2.53%
      131   BERKSHIRE HATHAWAY INCORPORATED CLASS B+                                                                   583,867
                                                                                                                   -----------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 9.72%
   21,070   DELL INCORPORATED+                                                                                         392,534
    9,000   DIEBOLD INCORPORATED                                                                                       352,800
   13,590   DOVER CORPORATION                                                                                          672,297
    4,190   EATON CORPORATION                                                                                          368,050
   12,780   PITNEY BOWES INCORPORATED                                                                                  461,486
                                                                                                                     2,247,167
                                                                                                                   -----------
INSURANCE AGENTS, BROKERS & SERVICE: 2.67%
   17,800   WILLIS GROUP HOLDINGS LIMITED                                                                              618,550
                                                                                                                   -----------
INSURANCE CARRIERS: 6.19%
   12,960   ALLSTATE CORPORATION                                                                                       652,666
   14,960   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                  691,152
    8,480   MBIA INCORPORATED<<                                                                                         88,192
                                                                                                                     1,432,010
                                                                                                                   -----------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS: 5.50%
    2,260   BECTON DICKINSON & COMPANY                                                                                 202,044
   29,150   BOSTON SCIENTIFIC CORPORATION+                                                                             388,570
   13,570   QUEST DIAGNOSTICS INCORPORATED                                                                             680,943
                                                                                                                     1,271,557
                                                                                                                   -----------
MEDICAL PRODUCTS: 1.46%
    5,400   BAXTER INTERNATIONAL INCORPORATED                                                                          336,528
                                                                                                                   -----------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 2.04%
   10,072   TYCO INTERNATIONAL LIMITED                                                                                 471,269
                                                                                                                   -----------
MISCELLANEOUS RETAIL: 2.27%
   22,330   OFFICE DEPOT INCORPORATED+                                                                                 283,144
   11,630   ZALE CORPORATION+                                                                                          240,974
                                                                                                                       524,118
                                                                                                                   -----------
NON-DEPOSITORY CREDIT INSTITUTIONS: 3.78%
   15,290   AMERICAN EXPRESS COMPANY                                                                                   734,226
   24,160   COUNTRYWIDE FINANCIAL CORPORATION<<                                                                        139,645
                                                                                                                       873,871
                                                                                                                   -----------
PETROLEUM REFINING & RELATED INDUSTRIES: 3.90%
    9,690   EXXON MOBIL CORPORATION                                                                                    901,848
                                                                                                                   -----------
PRIMARY METAL INDUSTRIES: 0.99%
    5,110   HUBBELL INCORPORATED CLASS B                                                                               228,570
                                                                                                                   -----------
TRAVEL & RECREATION: 1.80%
   10,340   CARNIVAL CORPORATION                                                                                       415,358
                                                                                                                   -----------
WHOLESALE TRADE-DURABLE GOODS: 2.35%
    8,480   KIMBERLY-CLARK CORPORATION                                                                                 542,629
                                                                                                                   -----------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

VALUE FUND

SHARES      SECURITY NAME                                                                                             VALUE
---------   -----------------------------------------------------------------                                      -----------
TOTAL COMMON STOCKS (COST $20,046,076)                                                                              22,183,719
                                                                                                                   -----------
PREFERRED STOCKS: 1.43%
    7,770   HENKEL KGAA ADR PREFERRED                                                                                  330,615
TOTAL PREFERRED STOCKS (COST $363,279)                                                                                 330,615
                                                                                                                   -----------
COLLATERAL FOR SECURITIES LENDING: 1.02%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.06%
    1,989   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                  1,989
    2,432   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                                    2,432
    5,154   DAILY ASSETS FUND INSTITUTIONAL                                                                              5,154
    4,276   DREYFUS CASH MANAGEMENT FUND                                                                                 4,276
                                                                                                                        13,851
                                                                                                                   -----------

                                                                                         INTEREST     MATURITY
PRINCIPAL                                                                                  RATE         DATE
---------                                                                                --------     ----------
COLLATERAL INVESTED IN OTHER ASSETS: 0.96%
$   2,298   ALPINE SECURITIZATION CORPORATION++                                              2.78%    05/07/2008         2,297
      791   AMSTEL FUNDING CORPORATION                                                       2.93     05/20/2008           790
    2,484   AMSTEL FUNDING CORPORATION++                                                     3.05     05/22/2008         2,480
    1,863   AMSTERDAM FUNDING CORPORATION++                                                  2.85     05/05/2008         1,862
    1,472   APRECO LLC++                                                                     2.94     05/28/2008         1,469
    5,210   ASPEN FUNDING CORPORATION++                                                      3.05     05/01/2008         5,210
    1,242   ATLANTIC ASSET SECURITIZATION CORPORATION                                        2.87     05/13/2008         1,241
    1,552   BANCO SANTANDER TOTTA LOAN+++/-                                                  2.73     10/15/2008         1,551
    4,250   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $4,250)                                                       2.00     05/01/2008         4,250
    4,739   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $4,739)                                                       2.47     05/01/2008         4,739
    1,552   BANK OF IRELAND+++/-                                                             3.06     10/14/2008         1,552
    2,484   BANK OF SCOTLAND PLC                                                             2.80     05/29/2008         2,479
   16,669   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
               VALUE $16,670)                                                                2.00     05/01/2008        16,669
    1,242   BRYANT BANK FUNDING LLC++                                                        2.89     05/27/2008         1,239
    1,276   CANCARA ASSET SECURITIZATION LIMITED++                                           2.96     05/28/2008         1,273
    1,242   CHARIOT FUNDING LLC++                                                            2.70     05/14/2008         1,241
    1,242   CHARIOT FUNDING LLC++                                                            2.76     05/29/2008         1,239
    3,294   CHEYNE FINANCE LLC+++/-/\/\(A)(I)                                                6.40     02/25/2008         2,372
    2,533   CHEYNE FINANCE LLC+++/-/\/\(A)(I)                                                6.48     05/19/2008         1,824
      791   CIESCO LLC++                                                                     2.90     05/21/2008           790
    1,832   CITIBANK OMNI MASTER TRUST++                                                     3.16     05/30/2008         1,827
    6,216   CLIPPER RECEIVABLES CORPORATION                                                  3.02     05/01/2008         6,216
    4,657   CULLINAN FINANCE CORPORATION+++/-                                                2.51     08/04/2008         4,647
   16,669   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $16,670)                                                      2.00     05/01/2008        16,669
    2,484   ERASMUS CAPITAL CORPORATION++                                                    2.96     05/22/2008         2,480
    4,359   FAIRWAY FINANCE CORPORATION++                                                    2.90     05/05/2008         4,358
    1,242   FALCON ASSET SECURITIZATION CORPORATION++                                        2.71     05/12/2008         1,241
    1,242   FALCON ASSET SECURITIZATION CORPORATION++                                        2.76     05/28/2008         1,239
    6,210   FIVE FINANCE INCORPORATED+++/-                                                   2.66     07/09/2008         6,187
    4,968   GALLEON CAPITAL LLC++                                                            2.90     05/21/2008         4,960
    5,148   GEMINI SECURITIZATION INCORPORATED++                                             2.90     05/06/2008         5,146
    6,210   GRAMPIAN FUNDING LIMITED++                                                       2.84     05/19/2008         6,201
    4,036   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                                    2.79     10/16/2008         4,036
    2,794   JUPITER SECURITIZATION CORPORATION++                                             2.71     05/09/2008         2,793
    4,480   KITTY HAWK FUNDING CORPORATION++                                                 2.80     05/06/2008         4,478
    3,105   LIBERTY STREET FUNDING CORPORATION++                                             2.95     05/01/2008         3,105
    3,105   LINKS FINANCE LLC+++/-                                                           2.52     08/15/2008         3,089
    4,968   MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT -
              102% COLLATERALIZED (MATURITY VALUE $4,968)                                    2.40     05/01/2008         4,968
    1,307   MONT BLANC CAPITAL CORPORATION++                                                 2.80     05/16/2008         1,305

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

VALUE FUND

                                                                                         INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                                                  RATE          DATE         VALUE
---------   -----------------------------------------------------------------            --------     ----------   -----------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   1,242   MONT BLANC CAPITAL CORPORATION++                                                 2.96%    05/27/2008   $     1,239
      287   MORGAN STANLEY+/-                                                                2.84     10/15/2008           287
    2,815   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $2,815)                                                       2.00     05/01/2008         2,815
    5,682   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $5,682)                                                       2.41     05/01/2008         5,682
    2,484   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                        2.90     05/16/2008         2,481
    3,105   NORTHERN ROCK PLC+++/-                                                           2.79     10/03/2008         3,088
    2,857   OLD LINE FUNDING CORPORATION++                                                   2.80     05/02/2008         2,856
    1,810   PARK AVENUE RECEIVABLES CORPORATION++                                            2.76     05/30/2008         1,806
    2,965   PICAROS FUNDING LLC++                                                            2.60     05/06/2008         2,964
    1,242   PRUDENTIAL PLC++                                                                 2.88     05/28/2008         1,239
    4,968   RANGER FUNDING CORPORATION++                                                     2.90     05/02/2008         4,968
    2,537   REGENCY MARKETS #1 LLC++                                                         2.97     05/20/2008         2,533
    2,484   SCALDIS CAPITAL LIMITED++                                                        2.99     05/23/2008         2,479
      869   SHEFFIELD RECEIVABLES CORPORATION++                                              2.72     05/07/2008           869
    1,552   SHEFFIELD RECEIVABLES CORPORATION++                                              2.85     05/21/2008         1,550
    1,242   SLM CORPORATION+++/-                                                             2.73     05/12/2008         1,241
    6,458   SOLITAIRE FUNDING LLC++                                                          2.82     05/06/2008         6,456
    1,925   STANFIELD VICTORIA FUNDING LLC+++/-/\/\(A)(I)                                    5.27     04/03/2008         1,716
    3,105   STANFIELD VICTORIA FUNDING LLC+++/-/\/\(A)(I)                                    5.47     02/15/2008         2,768
    1,242   SWEDBANK MORTGAGE AB                                                             2.95     05/27/2008         1,239
    2,173   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                             2.85     05/09/2008         2,172
    2,832   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                               3.00     05/15/2008         2,828
    1,552   TULIP FUNDING CORPORATION++                                                      2.88     05/30/2008         1,549
    9,315   UBS FINANCE (DELAWARE) LLC                                                       2.76     05/08/2008         9,310
    1,552   UNICREDITO ITALIANO BANK (IRELAND)+++/-                                          2.74     10/14/2008         1,552
    1,552   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                               2.76     10/08/2008         1,552
    2,670   VICTORIA FINANCE LLC+++/-/\/\(A)(I)                                              2.60     07/28/2008         2,381
    1,552   VICTORIA FINANCE LLC+++/-/\/\(A)(I)                                              2.84     08/07/2008         1,384
    3,105   WHITE PINE FINANCE LLC+++/-/\/\(A)(I)                                            5.43     02/22/2008         2,847
    4,347   WINDMILL FUNDING CORPORATION++                                                   2.88     05/05/2008         4,349
                                                                                                                       221,712
                                                                                                                   -----------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $244,128)                                                                235,563
                                                                                                                   -----------

SHARES
---------
SHORT-TERM INVESTMENTS: 2.72%
  628,565   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                                628,565
                                                                                                                   -----------
TOTAL SHORT-TERM INVESTMENTS (COST $628,565)                                                                           628,565
                                                                                                                   -----------
TOTAL INVESTMENTS IN SECURITIES
(COST $21,282,048)*                                                             101.12%                            $23,378,462
OTHER ASSETS AND LIABILITIES, NET                                               (1.12)                                (257,894)
                                                                                ------                             -----------
TOTAL NET ASSETS                                                                100.00%                            $23,120,568
                                                                                ------                             -----------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

/\/\ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE                                 PORTFOLIO OF INVESTMENTS -
LARGE CAP STOCK FUNDS                                 APRIL 30, 2008 (UNAUDITED)

VALUE FUND

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $628,565.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

LARGE CAP STOCK FUNDS LOAD & NO LOAD

NOTES TO PORTFOLIO OF INVESTMENT

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fairvalue pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage Endeavor Large Cap Fund, Wells Fargo Advantage Endeavor Select Fund, Wells Fargo Advantage Equity Index Fund, Wells Fargo Advantage Large Company Core Fund, Wells Fargo Advantage U.S. Value Fund, Wells Fargo Advantage Capital Growth Fund, Wells Fargo Advantage Dividend Income Fund, Wells Fargo Advantage Growth Fund, Wells Fargo Advantage Growth and Income Fund, Wells Fargo Advantage Large Cap Growth Fund, and Wells Fargo Advantage Value Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:  June 23, 2008


/s/ Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION

I, Stephen W. Leonhardt, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage Endeavor Large Cap Fund, Wells Fargo Advantage Endeavor Select Fund, Wells Fargo Advantage Equity Index Fund, Wells Fargo Advantage Large Company Core Fund, Wells Fargo Advantage U.S. Value Fund, Wells Fargo Advantage Capital Growth Fund, Wells Fargo Advantage Dividend Income Fund, Wells Fargo Advantage Growth Fund, Wells Fargo Advantage Growth and Income Fund, Wells Fargo Advantage Large Cap Growth Fund, and Wells Fargo Advantage Value Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:  June 23, 2008

/s/ Stephen W. Leonhardt
Treasurer
Wells Fargo Funds Trust

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        Wells Fargo Funds Trust


                                        By: /s/ Karla M. Rabusch
                                            President
                                        Date:  June 23, 2008


                                        By: /s/ Stephen W. Leonhardt
                                            Treasurer
                                        Date:  June 23, 2008

                                     SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        Wells Fargo Funds Trust


                                        By: /s/ Karla M. Rabusch
                                            President
                                        Date: June 23, 2008


                                        By: /s/ Stephen W. Leonhardt
                                            Treasurer
                                        Date: June 23, 2008